UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 29, 2009

                   Date of reporting period: November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET TODAY FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                  VALUE
----------   --------------------------------------------------------   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.33%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO    106,740,462
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO            20,564,964
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                 24,623,913
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $164,142,618)    151,929,339
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $164,142,618)*                                        100.33%  $151,929,339
OTHER ASSETS AND LIABILITIES, NET                               (0.33)      (502,512)
                                                               ------   ------------
TOTAL NET ASSETS                                               100.00%  $151,426,827
                                                               ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2010 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                  VALUE
----------   --------------------------------------------------------   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO    291,471,243
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           100,890,596
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                 21,624,857
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $483,403,283)    413,986,696
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $483,403,283)*                                        100.00%  $413,986,696
OTHER ASSETS AND LIABILITIES, NET                                0.00          2,540
                                                               ------   ------------
TOTAL NET ASSETS                                               100.00%  $413,989,236
                                                               ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2015 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                 VALUE
----------   --------------------------------------------------------   -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.10%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO    22,873,995
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           13,545,755
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                 1,708,284
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $45,868,111)     38,128,034
                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $45,868,111)*                                         100.10%  $38,128,034
OTHER ASSETS AND LIABILITIES, NET                               (0.10)      (39,650)
                                                               ------   -----------
TOTAL NET ASSETS                                               100.00%  $38,088,384
                                                               ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2020 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                  VALUE
----------   --------------------------------------------------------   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.94%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO    344,534,850
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           335,757,864
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                 33,046,680
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $922,978,215)    713,339,394
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $922,978,215)*                                         99.94%  $713,339,394
OTHER ASSETS AND LIABILITIES, NET                                0.06        401,790
                                                               ------   ------------
TOTAL NET ASSETS                                               100.00%  $713,741,184
                                                               ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2025 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                 VALUE
----------   --------------------------------------------------------   -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.13%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO    14,716,513
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           24,978,100
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                 1,730,293
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $55,042,967)     41,424,906
                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $55,042,967)*                                         100.13%  $41,424,906
OTHER ASSETS AND LIABILITIES, NET                               (0.13)      (53,722)
                                                               ------   -----------
TOTAL NET ASSETS                                               100.00%  $41,371,184
                                                               ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2030 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                  VALUE
----------   --------------------------------------------------------   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.92%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO    106,224,485
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           333,284,848
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                 19,465,023
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $662,287,475)    458,974,356
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $662,287,475)*                                         99.92%  $458,974,356
OTHER ASSETS AND LIABILITIES, NET                                0.08        344,764
                                                               ------   ------------
TOTAL NET ASSETS                                               100.00%  $459,319,120
                                                               ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2035 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                 VALUE
----------   --------------------------------------------------------   -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     3,020,986
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           18,238,814
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                   953,117
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $32,091,718)     22,212,917
                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $32,091,718)*                                         100.01%  $22,212,917
OTHER ASSETS AND LIABILITIES, NET                               (0.01)       (2,720)
                                                               ------   -----------
TOTAL NET ASSETS                                               100.00%  $22,210,197
                                                               ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2040 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                  VALUE
----------   --------------------------------------------------------   ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     25,070,946
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           266,831,841
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                 13,174,646
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $464,489,313)    305,077,433
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $464,489,313)*                                         99.98%  $305,077,433
OTHER ASSETS AND LIABILITIES, NET                                0.02         47,735
                                                               ------   ------------
TOTAL NET ASSETS                                               100.00%  $305,125,168
                                                               ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2045 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                 VALUE
----------   --------------------------------------------------------   ----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.35%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO      729,270
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           8,769,002
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                  429,194
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $14,474,052)     9,927,466
                                                                        ----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $14,474,052)*                                         100.35%  $9,927,466
OTHER ASSETS AND LIABILITIES, NET                               (0.35)     (34,191)
                                                               ------   ----------
TOTAL NET ASSETS                                               100.00%  $9,893,275
                                                               ------   ----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2008 (UNAUDITED)

TARGET 2050 FUND

FACE/SHARE
AMOUNT       SECURITY NAME                                                 VALUE
----------   --------------------------------------------------------   -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.87%
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     2,211,043
       N/A   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO           26,586,491
       N/A   WELLS FARGO ADVANTAGE MONEY MARKET PORTFOLIO                 1,301,267
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $42,483,098)     30,098,801
                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $42,483,098)*                                          99.87%  $30,098,801
OTHER ASSETS AND LIABILITIES, NET                                0.13        39,979
                                                               ------   -----------
TOTAL NET ASSETS                                               100.00%  $30,138,780
                                                               ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

     The Fund's portfolio of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent Prospectus and Annual report.

SECURITY VALUATION

     Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                  TOTAL FAIR VALUE
FUND              LEVEL 1     LEVEL 2   LEVEL 3   AS OF 11/30/2008
----           ------------   -------   -------   ----------------
Target Today   $151,929,339      $0        $0       $151,929,339
Target 2010     413,986,696       0         0        413,986,696
Target 2015      38,128,034       0         0         38,128,034
Target 2020     713,339,394       0         0        713,339,394
Target 2025      41,424,906       0         0         41,424,906
Target 2030     458,974,356       0         0        458,974,356
Target 2035      22,212,917       0         0         22,212,917
Target 2040     305,077,433       0         0        305,077,433
Target 2045       9,927,466       0         0          9,927,466
Target 2050      30,098,801       0         0         30,098,801

SECURITY TRANSACTION AND INCOME RECOGNITION RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

100% TREASURY MONEY MARKET FUND

                                                                   INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                         RATE         DATE             VALUE
------------   -------------------------------------------------   --------   -------------   ---------------
US TREASURY SECURITIES: 100.06%
US TREASURY BILLS: 99.59%
$ 84,590,000   CASH MANAGEMENT BILL##                                0.71%      04/29/2009    $    84,344,924
  50,000,000   CASH MANAGEMENT BILL##                                0.75       04/29/2009         49,844,792
  40,000,000   US TREASURY BILL##                                    0.30       01/08/2009         39,987,333
 390,565,000   US TREASURY BILL##                                    0.29       12/04/2008        390,555,561
 100,000,000   US TREASURY BILL##                                    1.16       12/04/2008         99,990,333
  54,915,000   US TREASURY BILL##                                    1.61       12/04/2008         54,907,678
 200,000,000   US TREASURY BILL##                                    1.70       12/04/2008        199,971,833
 140,855,000   US TREASURY BILL##                                    0.01       12/11/2008        140,854,609
 100,000,000   US TREASURY BILL##                                    0.07       12/11/2008         99,998,056
  25,000,000   US TREASURY BILL##                                    0.25       12/11/2008         24,998,264
  50,000,000   US TREASURY BILL##                                    0.37       12/11/2008         49,994,861
  50,000,000   US TREASURY BILL##                                    0.39       12/11/2008         49,994,583
  25,000,000   US TREASURY BILL##                                    0.40       12/11/2008         24,997,222
  25,000,000   US TREASURY BILL##                                    0.67       12/11/2008         24,995,347
 100,000,000   US TREASURY BILL##                                    0.72       12/11/2008         99,980,000
 100,000,000   US TREASURY BILL##                                    0.76       12/11/2008         99,978,889
 350,000,000   US TREASURY BILL##                                    1.69       12/11/2008        349,836,181
  75,000,000   US TREASURY BILL##                                    0.01       12/18/2008         74,999,646
  75,000,000   US TREASURY BILL##                                    0.10       12/18/2008         74,996,458
 186,685,000   US TREASURY BILL##                                    0.34       12/18/2008        186,655,026
  36,500,000   US TREASURY BILL##                                    0.40       12/18/2008         36,493,106
 100,000,000   US TREASURY BILL##                                    0.45       12/18/2008         99,978,750
  50,000,000   US TREASURY BILL##                                    0.56       12/18/2008         49,986,778
  50,000,000   US TREASURY BILL##                                    0.60       12/18/2008         49,985,833
  60,050,000   US TREASURY BILL##                                    0.75       12/18/2008         60,028,732
 259,415,000   US TREASURY BILL##                                    1.04       12/18/2008        259,287,598
 125,000,000   US TREASURY BILL##                                    0.04       12/26/2008        124,996,528
 125,000,000   US TREASURY BILL##                                    0.08       12/26/2008        124,993,056
  25,000,000   US TREASURY BILL##                                    0.25       12/26/2008         24,995,660
 100,000,000   US TREASURY BILL##                                    0.45       12/26/2008         99,968,750
  50,000,000   US TREASURY BILL##                                    0.60       12/26/2008         49,979,167
 100,000,000   US TREASURY BILL##                                    0.71       12/26/2008         99,950,694
  25,000,000   US TREASURY BILL##                                    0.72       12/26/2008         24,987,500
  75,000,000   US TREASURY BILL##                                    0.75       12/26/2008         74,960,938
 325,000,000   US TREASURY BILL##                                    1.37       12/26/2008        324,693,056
  36,045,000   US TREASURY BILL##                                    0.01       01/02/2009         36,044,680
  21,800,000   US TREASURY BILL##                                    0.06       01/02/2009         21,798,837
  50,000,000   US TREASURY BILL##                                    0.40       01/02/2009         49,982,222
  25,000,000   US TREASURY BILL##                                    0.62       01/02/2009         24,986,222
  75,000,000   US TREASURY BILL##                                    0.69       01/02/2009         74,954,000
 100,000,000   US TREASURY BILL##                                    0.81       01/02/2009         99,928,000
 112,750,000   US TREASURY BILL##                                    0.85       01/02/2009        112,664,811
  75,000,000   US TREASURY BILL##                                    0.88       01/02/2009         74,941,333
 300,000,000   US TREASURY BILL##                                    1.01       01/02/2009        299,730,667
  75,000,000   US TREASURY BILL##                                    2.15       01/02/2009         74,858,333
  10,000,000   US TREASURY BILL##                                    0.04       01/08/2009          9,999,578
 161,350,000   US TREASURY BILL##                                    0.06       01/08/2009        161,339,781
 100,000,000   US TREASURY BILL##                                    0.10       01/08/2009         99,989,444
  44,415,000   US TREASURY BILL##                                    0.35       01/08/2009         44,398,591
 200,000,000   US TREASURY BILL##                                    0.44       01/08/2009        199,907,111
  75,000,000   US TREASURY BILL##                                    0.60       01/08/2009         74,952,500
  10,000,000   US TREASURY BILL##                                    0.65       01/08/2009          9,993,139
  17,255,000   US TREASURY BILL##                                    0.83       01/08/2009         17,239,883
  75,000,000   US TREASURY BILL##                                    2.09       01/08/2009         74,836,125
  21,150,000   US TREASURY BILL##                                    0.07       01/15/2009         21,148,149
 175,250,000   US TREASURY BILL##                                    0.30       01/15/2009        175,184,281
  26,085,000   US TREASURY BILL##                                    0.60       01/15/2009         26,065,599
 150,000,000   US TREASURY BILL##                                    0.60       01/15/2009        149,887,500
 200,000,000   US TREASURY BILL##                                    1.94       01/15/2009        199,518,750
  75,000,000   US TREASURY BILL##                                    2.00       01/15/2009         74,814,375
  30,000,000   US TREASURY BILL##                                    0.03       01/22/2009         29,998,917

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

100% TREASURY MONEY MARKET FUND

                                                                   INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                         RATE         DATE             VALUE
------------   -------------------------------------------------   --------   -------------   ---------------
US TREASURY BILLS (continued)
$200,000,000   US TREASURY BILL##                                    0.25%      01/22/2009    $   199,927,778
  67,980,000   US TREASURY BILL##                                    0.27       01/22/2009         67,953,488
 102,895,000   US TREASURY BILL##                                    0.32       01/22/2009        102,847,440
  50,000,000   US TREASURY BILL##                                    0.35       01/22/2009         49,974,722
 400,000,000   US TREASURY BILL##                                    1.20       01/22/2009        399,306,667
  50,000,000   US TREASURY BILL##                                    1.25       01/22/2009         49,909,722
   7,000,000   US TREASURY BILL##                                    0.02       01/29/2009          6,999,771
 100,000,000   US TREASURY BILL##                                    0.31       01/29/2009         99,949,194
  25,000,000   US TREASURY BILL##                                    0.40       01/29/2009         24,983,611
 200,000,000   US TREASURY BILL##                                    0.42       01/29/2009        199,862,333
 250,000,000   US TREASURY BILL##                                    0.81       01/29/2009        249,668,125
 250,000,000   US TREASURY BILL##                                    0.86       01/29/2009        249,647,639
  40,970,000   US TREASURY BILL##                                    1.09       01/29/2009         40,896,812
  50,000,000   US TREASURY BILL##                                    1.11       01/29/2009         49,909,042
  57,000,000   US TREASURY BILL##                                    0.35       02/05/2009         56,963,947
 500,000,000   US TREASURY BILL##                                    0.57       02/05/2009        499,477,500
 500,000,000   US TREASURY BILL##                                    0.42       02/12/2009        499,574,167
 500,000,000   US TREASURY BILL##                                    0.21       02/19/2009        499,766,666
 650,000,000   US TREASURY BILL##                                    0.10       02/26/2009        649,842,917
  50,000,000   US TREASURY BILL##                                    0.11       02/26/2009         49,986,708
  45,500,000   US TREASURY BILL##                                    0.60       02/26/2009         45,434,025
 100,000,000   US TREASURY BILL##                                    1.91       02/26/2009         99,543,250
  50,000,000   US TREASURY BILL##                                    1.92       03/05/2009         49,751,944
  50,000,000   US TREASURY BILL##                                    1.92       03/12/2009         49,733,122
  50,000,000   US TREASURY BILL##                                    0.55       03/26/2009         49,912,153
  50,000,000   US TREASURY BILL##                                    1.09       04/16/2009         49,796,000
  50,000,000   US TREASURY BILL##                                    1.74       04/23/2009         49,658,389
  25,000,000   US TREASURY BILL##                                    1.33       04/30/2009         24,862,500
  25,000,000   US TREASURY BILL##                                    1.34       04/30/2009         24,860,938
  50,000,000   US TREASURY BILL##                                    0.84       05/07/2009         49,816,833
  50,000,000   US TREASURY BILL##                                    0.97       05/14/2009         49,781,333
 100,000,000   US TREASURY BILL##                                    0.89       05/21/2009         99,577,250
 150,000,000   US TREASURY BILL##                                    0.53       05/28/2009        149,606,916
                                                                                               10,806,113,472
                                                                                              ---------------
US TREASURY NOTES: 0.47%
  50,000,000   US TREASURY NOTE                                      5.50       05/15/2009         50,974,434
                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $10,857,087,906)                                            10,857,087,906
                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $10,857,087,906)*                                100.06%                             $10,857,087,906
OTHER ASSETS AND LIABILITIES, NET                          (0.06)                                  (6,587,666)
                                                          ------                              ---------------
TOTAL NET ASSETS                                          100.00%                             $10,850,500,240
                                                          ------                              ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES: 93.17%
CALIFORNIA: 90.81%
$  2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
                  ss +/-                                                           1.05%    07/01/2038   $    2,000,000
   5,375,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  COLMA BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                           0.95     11/15/2035        5,375,000
  45,950,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  CROSSING APARTMENTS SERIES A (HOUSING REVENUE, FNMA
                  INSURED) ss +/-                                                  0.90     12/15/2037       45,950,000
   3,800,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  JEWISH HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                             0.50     11/15/2035        3,800,000
   2,610,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  LA JOLLA COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.05     09/01/2036        2,610,000
  13,700,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MENLO SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
                  PLC LOC) ss +/-                                                  1.05     09/01/2033       13,700,000
  11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)
                  ss +/-                                                           1.15     07/15/2035       11,200,000
   6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC,
                  FNMA INSURED) ss +/-                                             1.15     09/15/2032        6,965,000
   8,970,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)
                  ss +/-                                                           0.90     03/15/2037        8,970,000
  10,040,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT
                  REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-                    0.70     06/01/2037       10,040,000
   1,420,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  SAN FRANCISCO UNIVERSITY SERIES A (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.05     04/01/2035        1,420,000
     945,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES
                  B COLLATERALIZED BY FNMA (MFHR LOC) ss +/-                       3.00     05/15/2027          945,000
  12,600,000   ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR,
                  FHLMC INSURED) ss +/-                                            0.90     07/01/2033       12,600,000
   6,000,000   ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT
                  SERIES C (MFHR LOC, FNMA INSURED) ss +/-                         0.90     07/15/2033        6,000,000
  10,885,000   ANAHEIM CA PFA ROC II R 12204 (OTHER REVENUE, MBIA INSURED)
                  ss +/-                                                           1.19     10/01/2034       10,885,000
  25,000,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.37     08/01/2037       25,000,000
   9,048,500   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                 1.68     08/01/2013        9,048,500
  28,950,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         2.30     09/01/2035       28,950,000
  26,400,000   BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
                  (IDR LOC) ss +/-                                                 0.86     12/01/2028       26,400,000
  25,125,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                  WACHOVIA BANK NA LOC) ss +/-                                     0.80     09/01/2025       25,125,000
  16,950,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES B (HFFA REVENUE,
                  WACHOVIA BANK NA LOC) ss +/-                                     0.80     09/01/2025       16,950,000
  25,040,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                  CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE) ss +/-           0.88     10/01/2020       25,040,000
  48,900,000   CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A3 (OTHER
                  REVENUE)                                                         3.00     06/30/2009       49,278,134
  41,750,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA
                  INSTITUTE OF TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, GO OF INSTITUTION) ss +/-                               0.25     10/01/2036       41,750,000
   9,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                  UNIVERSITY (OTHER REVENUE) ss +/-                                2.50     11/01/2042        9,500,000
   5,100,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PITZER COLLEGE
                  SERIES B (COLLEGE & UNIVERSITY REVENUE, BANK OF NEW YORK
                  LOC) ss +/-                                                      0.70     04/01/2045        5,100,000
     600,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART
                  CENTER DESIGN COLLEGE SERIES A (EDUCATIONAL FACILITIES
                  REVENUE LOC,  ALLIED IRISH BANK PLC LOC) ss +/-                  0.70     12/01/2032          600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$ 36,150,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD HOSPITAL A2
                  (HOSPITAL REVENUE, BANK OF AMERICA NA LOC) ss +/-                0.40%    11/15/2040   $   36,150,000
   1,855,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                  BANQUE NATIONALE PARIS LOC) ss +/-                               0.80     02/01/2016        1,855,000
  35,115,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                  BANQUE NATIONALE PARIS LOC) ss +/-                               0.80     02/01/2035       35,115,000
   5,500,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                  BANQUE NATIONALE PARIS LOC) ss +/-                               0.80     08/01/2035        5,500,000
  12,465,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (OTHER REVENUE, LLOYDS
                  BANK LOC) ss +/-                                                 0.80     02/01/2037       12,465,000
   1,450,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE)
                  ss +/-                                                           0.80     08/01/2032        1,450,000
   6,000,000   CALIFORNIA HFA MULTIFAMILY HOUSING REVENUE SERIES B (OTHER
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                          1.10     08/01/2040        6,000,000
  75,755,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                  REVENUE) ss +/-                                                  0.80     02/01/2038       75,755,000
   3,615,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES M   (HOUSING
                  REVENUE LOC) ss +/-                                              0.80     02/01/2025        3,615,000
   8,250,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                             0.50     09/01/2038        8,250,000
   4,700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES C (OTHER REVENUE, BANK OF NOVA
                  SCOTIA) ss +/-                                                   0.50     09/01/2038        4,700,000
   2,625,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  CALIFORNIA ACADEMY SERIES E (OTHER REVENUE, NORTHERN
                  TRUST CORPORATION LOC) ss +/-                                    0.50     09/01/2038        2,625,000
   6,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                  ANGELES COUNTY MUSEUM SERIES B (RECREATIONAL FACILITIES
                  REVENUE, BANK OF NEW YORK LOC) ss +/-                            0.50     09/01/2037        6,300,000
   2,600,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                  FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                  REVENUE, MELLON BANK NA LOC) ss +/-                              0.94     09/01/2036        2,600,000
   4,060,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE
                  COUNTY PERFORMING SERIES C (RECREATIONAL FACILITIES
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       0.70     07/01/2034        4,060,000
   5,100,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK RAND
                  CORPORATION SERIES A (ECONOMIC DEVELOPMENT REVENUE, BANK
                  OF AMERICA NA LOC) ss +/-                                        0.70     04/01/2042        5,100,000
   7,920,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS
                  RR II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED) ss +/-          0.50     07/01/2030        7,920,000
   6,225,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE
                  HILL SCHOOL PROJECT (OTHER REVENUE, AIB GROUP) ss +/-            0.95     06/01/2038        6,225,000
     850,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN
                  FRANCISCO BALLET ss +/-                                          0.50     07/01/2038          850,000
   5,135,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES
                  A1 (OTHER REVENUE) ss +/-                                        1.70     10/01/2047        5,135,000
   8,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES
                  A2 (OTHER REVENUE) ss +/-                                        1.70     04/01/2009        8,500,000
   6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES
                  A3 (OTHER REVENUE) ss +/-                                        1.70     04/01/2009        6,000,000
   6,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES
                  A4 (OTHER REVENUE) ss +/-                                        1.70     10/01/2047        6,000,000
   3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                  SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC) ss +/-                                       1.05     10/01/2025        3,000,000
   6,375,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                  MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                             1.05     01/01/2038        6,375,000
  25,900,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                  AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.95     07/01/2024       25,900,000
  15,350,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                  INCORPORATED PROJECT SERIES A (SOLID WASTE REVENUE,
                  JPMORGAN CHASE BANK LOC) ss +/-                                  0.95     02/01/2019       15,350,000
   4,700,000   CALIFORNIA PCFA EXXON PROJECT (IDR) ss +/-                          0.47     12/01/2012        4,700,000
  64,069,300   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES C (IDR)
                  ss +/-                                                           0.75     11/01/2026       64,069,300
   2,000,000   CALIFORNIA PCFA WADHAM ENERGY (PCR LOC) ss +/-                      1.00     11/01/2017        2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  6,275,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE,
                  BANQUE NATIONALE PARIS LOC) ss +/-                               1.00%    11/01/2017   $    6,275,000
  48,725,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER
                  REVENUE, US BANK NA LOC)                                         3.00     07/06/2009       49,111,069
  10,245,000   CALIFORNIA SCRIPPS HEALTH SERIES G (HEALTH FACILITIES
                  FINANCING AUTHORITY REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.57     10/01/2019       10,245,000
  44,590,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.57     07/01/2035       44,590,000
  60,200,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.57     07/01/2033       60,200,000
   9,630,000   CALIFORNIA STATE (FGIC INSURED) ss                                  5.75     10/01/2009       10,008,687
  15,530,000   CALIFORNIA STATE (FGIC INSURED) ss                                  5.75     10/01/2009       16,140,697
  15,530,000   CALIFORNIA STATE (FGIC INSURED) ss                                  5.88     10/01/2009       16,156,646
   3,000,000   CALIFORNIA STATE CDA MFHR BAY VISTA MEADOW PARK NN1 (HOUSING
                  REVENUE, FNMA) ss +/-                                            0.90     12/15/2037        3,000,000
  10,100,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-2 (OTHER
                  REVENUE LOC) ss +/-                                              0.60     05/01/2034       10,100,000
   9,080,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-4 (PROPERTY
                  TAX REVENUE, CITIBANK NA LOC) ss +/-                             0.52     05/01/2034        9,080,000
  49,150,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                  REVENUE, BNP PARIBAS LOC) ss +/-                                 0.65     05/01/2022       49,150,000
   9,550,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B3 (POWER
                  REVENUE LOC) ss +/-                                              0.50     05/01/2022        9,550,000
   4,590,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                  WASTEWATER AUTHORITY REVENUE) ss +/-                             0.53     05/01/2022        4,590,000
  57,430,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                2.30     05/01/2022       57,430,000
   8,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                  REVENUE, JPMORGAN LOC) ss +/-                                    0.45     05/01/2022        8,000,000
  25,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED) ss +/-                                 3.00     05/01/2022       25,100,000
  19,325,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9
                  (ELECTRIC REVENUE LOC) ss +/-                                    0.40     05/01/2022       19,325,000
  14,995,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES 309 (ELECTRIC
                  REVENUE, AMBAC INSURED) ss +/-                                   1.03     05/01/2018       14,995,000
  11,925,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C-13 (UTILITIES
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         4.10     05/01/2022       11,925,000
  21,725,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
                  KBC BANK NV LOC) ss +/-                                          0.30     05/01/2022       21,725,000
   1,550,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE,
                  BANK OF NEW YORK LOC) ss +/-                                     0.40     05/01/2022        1,550,000
  40,715,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES J2 (ELECTRIC
                  REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                         0.40     05/01/2018       40,715,000
   6,200,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F5 (WATER
                  REVENUE, CITIBANK NA LOC) ss +/-                                 0.65     05/01/2022        6,200,000
   9,235,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                  REVENUE) ss +/-                                                  0.40     05/01/2011        9,235,000
  81,490,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.00     05/01/2016       81,490,000
 167,310,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         2.12     05/01/2017      167,310,000
   2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                  REVENUE) ss +/-                                                  1.70     05/01/2017        2,000,000
   3,995,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JP MORGAN
                  CHASE BANK LOC) ss +/-                                           0.98     06/01/2016        3,995,000
   6,230,000   CALIFORNIA STATE ROCS RR II R- 11409 (OTHER REVENUE,
                  CITIBANK NA LOC) ss +/-                                          1.31     08/01/2030        6,230,000
   2,925,000   CALIFORNIA STATE SERIES 1435 (COLLEGE & UNIVERSITY REVENUE,
                  MBIA INSURED) ss +/-                                             1.13     11/01/2013        2,925,000
  22,315,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)
                  ss +/-                                                           1.28     04/01/2010       22,315,000
   6,100,000   CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE,
                  FORTIS BANQUE LOC) ss +/-                                        0.60     05/01/2040        6,100,000
   8,560,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE)
                  ss +/-                                                           0.70     05/01/2040        8,560,000
  50,340,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC) ss +/-                                        0.50     05/01/2040       50,340,000
   9,760,000   CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                      0.40     05/01/2033        9,760,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$ 22,600,000   CALIFORNIA STATE SERIES B4 (GENERAL OBLIGATION - STATES,
                  TERRITORIES, BANQUE NATIONALE PARIS LOC) ss +/-                  0.50%    05/01/2033   $   22,600,000
   4,600,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC A6
                  (PROPERTY TAX REVENUE LOC) ss +/-                                0.50     05/01/2034        4,600,000
   3,800,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B4
                  (PROPERTY TAX REVENUE LOC) ss +/-                                0.50     05/01/2034        3,800,000
  31,650,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
                  (PROPERTY TAX REVENUE LOC) ss +/-                                0.50     05/01/2034       31,650,000
   5,900,000   CALIFORNIA STATEWIDE CDA 1030 POST STREET APARTMENTS SERIES
                  Y (MFHR, FHLMC INSURED) ss +/-                                   0.90     02/01/2039        5,900,000
   2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED) ss +/-                                                  1.25     07/01/2027        2,155,000
   6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)
                  ss +/-                                                           0.90     07/01/2027        6,270,000
   2,390,000   CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS
                  INCORPORATED (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
                  PLC LOC) ss +/-                                                  1.05     05/01/2035        2,390,000
  67,990,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                0.95     04/01/2039       67,990,000
   4,000,000   CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L
                  (MFHR, FHLMC INSURED) ss +/-                                     0.95     09/01/2040        4,000,000
  14,900,000   CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS
                  (MFHR, BANK OF AMERICA NA LOC) ss +/-                            0.90     12/15/2037       14,900,000
   1,925,000   CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT
                  (HOUSING REVENUE, FNMA INSURED) ss +/-                           0.90     12/15/2034        1,925,000
   6,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                  (MFHR, FHLMC INSURED) ss +/-                                     0.90     01/01/2038        6,000,000
   8,500,000   CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING
                  REVENUE, CITIBANK NA LOC) ss +/-                                 0.84     07/01/2038        8,500,000
  11,337,000   CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES
                  I (MFHR, FNMA INSURED) ss +/-                                    0.90     02/01/2033       11,337,000
   5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                  (MFHR, US BANK NA LOC) ss +/-                                    1.10     11/01/2031        5,580,000
  18,110,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER
                  PROJECT (OTHER REVENUE, BANK OF NEW YORK LOC) ss +/-             0.52     12/01/2036       18,110,000
   6,500,000   CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR,
                  FNMA INSURED) ss +/-                                             0.65     02/15/2036        6,500,000
  10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
                  LOC) ss +/-                                                      0.90     06/15/2038       10,000,000
  10,800,000   CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS
                  SERIES M (MFHR LOC, FHLMC INSURED) ss +/-                        0.90     12/01/2034       10,800,000
   3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
                  R (MFHR LOC, FNMA INSURED) ss +/-                                0.90     10/15/2030        3,985,000
   3,200,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
                  LOC) ss +/-                                                      0.90     04/15/2035        3,200,000
  11,800,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
                  SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                      0.50     05/01/2026       11,800,000
  14,340,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y
                  (MFHR, FNMA INSURED) ss +/-                                      0.90     08/01/2031       14,340,000
   8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                  (MFHR, FNMA INSURED) ss +/-                                      0.90     10/15/2030        8,640,000
  11,200,000   CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                  (MFHR, FNMA INSURED) ss +/-                                      0.90     08/15/2034       11,200,000
  12,525,000   CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES C
                  (HOSPITAL REVENUE, WACHOVIA BANK LOC) ss +/-                     0.70     08/15/2036       12,525,000
   5,265,000   CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B
                  (MFHR, FNMA INSURED) ss +/-                                      0.90     05/15/2037        5,265,000
  15,500,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC) ss +/-                                  1.13     05/15/2016       15,500,000
   5,665,000   CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES
                  A (MFHR, FNMA INSURED) ss +/-                                    0.90     05/01/2027        5,665,000
   4,025,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A
                  (HEALTHCARE FACILITIES REVENUE, CITIBANK NA LOC) ss +/-          0.56     08/01/2035        4,025,000
   1,900,000   CALIFORNIA STATEWIDE CDA TOURO UNIVERSITY PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-                  0.75     09/01/2029        1,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$ 10,000,000   CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
                  UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC) ss +/-           0.85%    10/01/2045 $     10,000,000
   4,000,000   CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM
                  (MFHR, EAST WEST BANK LOC) ss +/-                                0.84     11/01/2035        4,000,000
   3,620,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC
                  (MFHR, FNMA INSURED) ss +/-                                      0.90     11/15/2039        3,620,000
   4,375,000   CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES
                  D (HOUSING REVENUE, FNMA INSURED) ss +/-                         0.90     11/15/2035        4,375,000
  81,250,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                  (OTHER REVENUE, BANK OF NEW YORK LOC) ss +/-                     0.50     06/01/2039       81,250,000
   1,160,000   CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY
                  EDUCATION (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                      1.05     09/01/2031        1,160,000
  12,825,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  (HOSPITAL REVENUE, CITIBANK NA LOC) ss +/-++                     1.38     08/15/2038       12,825,000
  12,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                  MFHRMPERIAL PARK APARTMENTS SERIES 00 (HOUSING REVENUE,
                  FNMA INSURED) ss +/-                                             0.95     11/01/2040       12,000,000
  17,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC,
                  FNMA INSURED) ss +/-                                             0.90     10/15/2026       17,065,000
   1,900,000   CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss
                  +/-                                                              4.00     09/01/2026        1,900,000
   5,460,000   CHICO CA USD SERIES D146 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                        1.38     08/01/2026        5,460,000
   7,930,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND EMPIRE
                  UTILITY SERIES B (WATER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC) ss +/-                                               4.10     06/01/2032        7,930,000
   2,100,000   CONCORD CA MFHR (OTHER REVENUE LOC) ss +/-                          0.95     12/01/2016        2,100,000
  14,500,000   CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR,
                  FHLMC INSURED) ss +/-                                            0.90     07/01/2036       14,500,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC) ss +/-            0.85     10/15/2033        2,000,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
                  (MFHR LOC, FNMA INSURED) ss +/-                                  0.65     11/15/2022        2,000,000
  11,000,000   CORONA CA HOUSEHOLD BANK PROJECT B ss +/-                           0.67     02/01/2023       11,000,000
  10,000,000   DESERT CA COMMUNITY COLLEGE DISTRICT CLASS A (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.09     08/01/2037       10,000,000
  26,375,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 287 (OTHER REVENUE,
                  MBIA INSURED) ss +/-                                             0.93     09/01/2037       26,375,000
   4,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         0.85     08/01/2032        4,000,000
  14,406,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                     0.85     08/01/2042       14,406,000
   5,300,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (TAX
                  INCREMENTAL REVENUE, FIRST SECURITY BANK LOC) ss +/-             0.84     02/01/2031        5,300,000
   1,110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         0.85     07/01/2031        1,110,000
   2,945,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         0.85     02/01/2038        2,945,000
   5,765,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                     0.85     08/01/2023        5,765,000
   4,065,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                     0.85     08/01/2031        4,065,000
   2,995,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY
                  TAX REVENUE, MBIA INSURED) ss +/-                                0.85     08/01/2031        2,995,000
   4,520,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY
                  TAX REVENUE, MBIA INSURED) ss +/-                                0.85     02/01/2024        4,520,000
  11,605,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY
                  TAX REVENUE, MBIA INSURED) ss +/-                                0.85     09/01/2027       11,605,000
   6,570,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                     0.85     08/01/2033        6,570,000
   2,390,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER
                  REVENUE, AMBAC INSURED) ss +/-                                   0.88     11/01/2038        2,390,000
   1,690,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER
                  REVENUE, FGIC INSURED) ss +/-                                    0.85     06/01/2035        1,690,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  1,025,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER
                  REVENUE, AMBAC INSURED) ss +/-                                   0.85%    09/01/2029   $    1,025,000
   6,460,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER
                  REVENUE, AMBAC INSURED) ss +/-                                   0.85     06/01/2028        6,460,000
  31,600,000   EAST BAY CA MUD SUBSERIES A1 (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      2.65     06/01/2038       31,600,000
   5,000,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      2.75     06/01/2038        5,000,000
   9,900,000   EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      2.75     06/01/2038        9,900,000
  23,420,000   EAST BAY CA MUD SUBSERIES A4 (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      2.65     06/01/2038       23,420,000
   6,950,000   EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      3.60     06/01/2038        6,950,000
   6,905,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      3.60     06/01/2027        6,905,000
   7,500,000   EAST BAY CA MUD SUBSERIES C1 (OTHER REVENUE) ss +/-                 0.40     06/01/2026        7,500,000
   4,900,000   EAST BAY CA MUD SUBSERIES C3 (OTHER REVENUE) ss +/-                 0.50     06/01/2026        4,900,000
  11,900,000   EAST BAY CA MUD SUBSERIES C4 (OTHER REVENUE) ss +/-                 0.57     06/01/2026       11,900,000
  10,000,000   EAST BAY CA MUD SUBSERIES C5 (OTHER REVENUE) ss +/-                 0.40     06/01/2026       10,000,000
  16,000,000   EAST BAY CA MUD SUBSERIES C6 (OTHER REVENUE) ss +/-                 0.40     06/01/2026       16,000,000
   3,570,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                  CTFS PARTNERSHIP SERIES D (WATER REVENUE, LLOYDS BANK
                  LOC) ss +/-                                                      0.52     07/01/2023        3,570,000
   8,260,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                  CTFS PARTNERSHIP SERIES F (WATER REVENUE, JPMORGAN CHASE
                  BANK LOC) ss +/-                                                 0.57     07/01/2038        8,260,000
   9,800,000   FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE,
                  FNMA INSURED) ss +/-                                             0.90     08/15/2026        9,800,000
  11,500,000   GOLDEN STATE TOBACCO SECURITIZATION CORP CA (OTHER REVENUE,
                  CITIBANK NA LOC) ss +/-                                          1.30     06/01/2045       11,500,000
  19,085,000   GOLDEN STATE TOBACCO SECURITIZATION CORP CA (OTHER REVENUE,
                  CITIBANK NA LOC) ss +/-                                          1.30     06/01/2045       19,085,000
  55,855,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA
                  TOBACCO SETTLEMENT EAGLE 20060117 CL A (OTHER REVENUE,
                  FGIC INSURED) ss +/-                                             1.59     06/01/2035       55,855,000
   6,515,000   HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                     1.68     06/01/2014        6,515,000
   7,400,000   HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED) ss +/-                       0.65     06/15/2025        7,400,000
   4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A REMARKETED 03/17/94 (MFHR
                  LOC, FGIC INSURED) ss +/-                                        0.80     07/15/2014        4,000,000
   6,450,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC, US BANK NA INSURED) ss +/-                 1.10     08/01/2032        6,450,000
   1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR LOC, FHLMC
                  INSURED) ss +/-                                                  0.65     01/01/2025        1,000,000
   5,190,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC) ss +/-                  5.00     02/01/2028        5,190,000
   7,505,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC) ss +/-                  5.00     02/01/2038        7,505,000
   2,825,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss
                  +/-                                                              5.00     02/01/2018        2,825,000
   4,476,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (OTHER REVENUE) ss
                  +/-                                                              0.70     09/02/2029        4,476,000
   2,850,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 (SPECIAL TAX REVENUE
                  LOC) ss +/-                                                      0.70     09/02/2022        2,850,000
     700,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #
                  04-21-B (OTHER REVENUE, KBC BANK NV LOC) ss +/-                  0.70     09/02/2030          700,000
   5,185,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #05-21 SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC)
                  ss +/-                                                           0.70     09/02/2031        5,185,000
   6,155,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #07-22-A (OTHER REVENUE, KBC BANK NV LOC) ss +/-                 0.70     09/02/2032        6,155,000
   2,200,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #87-8 (SPECIAL TAX REVENUE, KBC BANK NV LOC) ss +/-              0.70     09/02/2024        2,200,000
   2,450,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #94-15 (OTHER REVENUE, STATE STREET BANK & TRUST LOC)
                  ss +/-                                                           0.70     09/02/2020        2,450,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  3,550,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #97-17 (OTHER REVENUE, STATE STREET BANK & TRUST LOC)
                  ss +/-                                                           0.70%    09/02/2023   $    3,550,000
  13,610,000   JP MORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
                  JP MORGAN CHASE BANK LOC) ss +/-++                               0.98     08/01/2015       13,610,000
  31,000,000   KERN COUNTY CA TRAN (OTHER REVENUE)                                 3.00     06/30/2009       31,246,905
  13,140,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS
                  SERIES A (MFHR, FNMA INSURED) ss +/-                             0.65     02/15/2031       13,140,000
   5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET
                  APARTMENTS PROJECT SERIES C (HOUSING REVENUE LOC) ss
                  +/-                                                              0.65     12/01/2026        5,500,000
   4,000,000   LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY MEDICAL CENTER
                  B (HOSPITAL REVENUE, BANK OF AMERICA NA LOC) ss +/-              0.60     12/01/2038        4,000,000
  17,000,000   LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HEALTHCARE
                  FACILITIES REVENUE, BANK OF AMERICA NA LOC) ss +/-               0.50     12/01/2037       17,000,000
  13,090,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                  INSURED) ss +/-                                                  0.90     08/01/2018       13,090,000
   4,780,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-           1.68     08/01/2014        4,780,000
  12,200,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                  SERIES A (MFHR, FHLMC INSURED) ss +/-                            0.85     10/01/2029       12,200,000
   7,265,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL
                  APARTMENTS PROJECT (HOUSING REVENUE LOC) ss +/-                  0.75     12/01/2038        7,265,000
   5,000,000   LOS ANGELES CA COMMUNITY RDA RR 11 R-13042 (HOUSING REVENUE,
                  GNMA INSURED) ss +/-                                             1.17     01/20/2045        5,000,000
   6,290,000   LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT
                  SERIES A (MFHR, FNMA INSURED) ss +/-                             0.90     06/01/2037        6,290,000
   3,635,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.05     12/01/2035        3,635,000
     500,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.05     07/01/2037          500,000
   2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                  INTERNATIONAL AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                      0.70     05/15/2020        2,000,000
  50,350,000   LOS ANGELES CA DW&P ss +/-                                          1.38     07/01/2039       50,350,000
   9,250,000   LOS ANGELES CA DW&P CLASS A (WATER REVENUE, AMBAC INSURED)
                  ss +/-                                                           1.39     07/01/2035        9,250,000
   2,220,000   LOS ANGELES CA HOUSING AUTHORITY MEADOWRIDGE APARTMENTS
                  PROJECT (MFHR, FNMA INSURED) ss +/-                              0.85     09/01/2018        2,220,000
   4,700,000   LOS ANGELES CA MFHR FOUNTAIN PARK PROJECT SERIES P (MFHR
                  LOC) ss +/-                                                      0.90     04/15/2033        4,700,000
   3,540,000   LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR,
                  EAST WEST BANK LOC) ss +/-                                       0.84     07/01/2027        3,540,000
  18,500,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                  BANK NA LOC) ss +/-                                              0.55     07/01/2035       18,500,000
   5,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)
                  ss +/-                                                           0.55     07/01/2035        5,000,000
  10,600,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)
                  ss +/-                                                           0.55     07/01/2035       10,600,000
  14,965,000   LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)
                  ss +/-                                                           1.18     07/01/2037       14,965,000
  14,995,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-++                                               1.68     01/01/2009       14,995,000
  12,830,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE) ss +/-               0.50     07/01/2034       12,830,000
  45,500,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      0.40     07/01/2035       45,500,000
  17,550,000   LOS ANGELES CA TRAN (OTHER REVENUE)                                 3.00     06/30/2009       17,694,842
  21,945,000   LOS ANGELES CA USD TAX & ANTICIPATION NOTES SERIES A (OTHER
                  REVENUE)                                                         3.00     07/30/2009       22,156,695
  31,575,000   LOS ANGELES CA USD TRAN SERIES A                                    4.00     12/29/2008       31,594,336
  20,000,000   LOS ANGELES CA USD TRAN SERIES A2                                   3.75     12/29/2008       20,008,648
   7,000,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                          0.60     06/01/2032        7,000,000
   8,600,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE, BANK
                  OF NOVA SCOTIA) ss +/-                                           0.47     06/01/2028        8,600,000
   2,800,000   LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER REVENUE,
                  MBIA INSURED) ss +/-                                             1.48     06/01/2013        2,800,000
   3,500,000   LOS ANGELES CA WASTEWATER SYSTEM SUBSERIES A (SEWER REVENUE,
                  BANK OF NOVA SCOTIA) ss +/-                                      0.40     06/01/2028        3,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                  (WATER REVENUE LOC) ss +/-                                       1.68%    01/01/2009   $    5,995,000
  14,000,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B6 (UTILITIES
                  REVENUE) ss +/-                                                  0.50     07/01/2034       14,000,000
  30,800,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B8 (POWER
                  REVENUE, BANK OF AMERICA LOC) ss +/-                             0.40     07/01/2034       30,800,000
   7,340,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.68     01/01/2014        7,340,000
  31,900,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                  REVENUE LOC) ss +/-                                              0.95     09/01/2030       31,900,000
  39,875,000   LOS ANGELES COUNTY CA TRAN SERIES A (OTHER REVENUE)                 3.00     06/30/2009       40,197,214
   8,260,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION
                  REVENUE, STATE STREET BANK & TRUST LOC) ss +/-                   1.05     10/01/2042        8,260,000
  47,720,000   MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED) ss +/-                        1.05     01/01/2031       47,720,000
  12,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  SERIES C2 (WATER REVENUE LOC) ss +/-                             1.90     07/01/2030       12,900,000
  18,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A1
                  (WATER REVENUE, BANK OF AMERICA NA LOC) ss +/-                   1.00     07/01/2037       18,000,000
   7,060,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A2
                  (WATER REVENUE LOC, JPMORGAN CHASE BANK INSURED) ss +/-          0.40     07/01/2023        7,060,000
   4,645,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A2
                  (WATER REVENUE, CITIBANK NA LOC) ss +/-                          0.30     07/01/2021        4,645,000
  12,680,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B2
                  (WATER REVENUE, CITIBANK NA LOC) ss +/-                          0.65     07/01/2028       12,680,000
   7,185,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C
                  (WATER REVENUE, DEXIA INSURED) ss +/-                            0.90     10/01/2029        7,185,000
  33,585,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C3
                  (WATER REVENUE LOC) ss +/-                                       3.60     07/01/2030       33,585,000
   5,575,000   MODESTO CA MFHR LIVE OAK APARTMENTS PROJECT (HOUSING REVENUE
                  LOC, FNMA INSURED) ss +/-                                        0.95     09/15/2024        5,575,000
     684,000   MONTEREY PENINSULA CA COMMUNITY COLLEGE DISTRICT SERIES 2484
                  (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                  1.68     02/01/2016          684,000
  37,925,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                  PROJECT A (OTHER REVENUE) ss +/-                                 0.65     09/01/2033       37,925,000
  18,000,000   NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK
                  OF AMERICA NA LOC) ss +/-                                        0.55     12/01/2040       18,000,000
   5,140,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                  (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
                  ss +/-                                                           3.60     07/01/2032        5,140,000
  12,500,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C1 (LEASE REVENUE LOC) ss +/-                             0.75     02/01/2025       12,500,000
   4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
                  VILLAS PROJECT (HOUSING REVENUE LOC, FNMA INSURED)
                  ss +/-                                                           0.65     11/15/2028        4,000,000
  14,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
                  PLACE APARTMENTS ISSUE A (HOUSING REVENUE LOC, FHLB
                  INSURED) ss +/-                                                  0.90     04/01/2024       14,900,000
  12,600,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES B
                  ALISO CREEK PROJECT FHLMC LOC   (HOUSING REVENUE LOC)
                  ss +/-                                                           0.70     11/01/2022       12,600,000
   8,619,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                  HARBOR POINTE PROJECT (HOUSING REVENUE, FHLMC LOC)
                  ss +/-                                                           0.65     12/01/2022        8,619,000
     500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                  (HOUSING REVENUE LOC) ss +/-                                     0.65     11/15/2028          500,000
   2,244,000   ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
                  DISTRICT 01-1 SERIES A (SPECIAL TAX REVENUE, KBC BANK NV
                  LOC) ss +/-                                                      0.70     09/02/2033        2,244,000
   1,075,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297
                  (SEWER REVENUE, FIRST SECURITY BANK LOC) ss +/-                  1.68     02/01/2015        1,075,000
  22,970,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
                  REVENUE LOC) ss +/-                                              1.20     08/01/2030       22,970,000
  52,015,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                  LLOYDS TSB BANK PLC LOC) ss +/-                                  0.52     08/01/2042       52,015,000
   9,515,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                  APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)
                  ss +/-                                                           0.60     12/15/2033        9,515,000
  39,210,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC) ss +/-                                                      0.70     02/01/2035       39,210,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  4,950,000   PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       0.83%    06/01/2035   $    4,950,000
  21,150,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                  COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC) ss +/-           1.05     09/01/2035       21,150,000
   4,930,000   PLACENTIA YORBA LINDA CA USD SERIES 2714 (PROPERTY TAX
                  REVENUE, MBIA INSURED) ss +/-                                    1.48     02/01/2014        4,930,000
  11,085,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 372 MBIA
                  INSURED (TAX ALLOCATION REVENUE LOC) ss +/-                      4.00     06/15/2011       11,085,000
   7,100,000   POWAY CA UNION SCHOOL DISTRICT ROCS RR II R 12224 (PROPERTY
                  TAX REVENUE, CITIBANK NA LOC) ss +/-                             1.58     08/01/2030        7,100,000
   7,000,000   RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER
                  REVENUE, UBS AG LOC) ss +/-                                      0.80     08/01/2031        7,000,000
   9,475,000   RANCHO SANTIAGO CA COMMUNITIES COLLEGE DISTRICT (PROPERTY
                  TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-                     1.38     09/01/2026        9,475,000
     675,000   REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                  REDEVELOPMENT PROJECT (PROPERTY TAX REVENUE, ALLIED IRISH
                  BANK PLC LOC) ss +/-                                             0.90     07/01/2030          675,000
   8,725,000   RIVERSIDE CA COMMUNITY COLLEGE DISTRICT (OTHER REVENUE, MBIA
                  INSURED) ss +/-                                                  1.38     08/01/2032        8,725,000
  12,000,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.70     03/01/2037       12,000,000
   3,245,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.68     04/01/2016        3,245,000
   1,600,000   RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW
                  APARTMENTS SERIES A (MFHR, REDLANDS FEDERAL S&L) ss +/-          0.59     08/01/2025        1,600,000
   2,800,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR
                  LOC) ss +/-                                                      0.85     07/05/2014        2,800,000
  13,500,000   ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                         1.00     02/01/2035       13,500,000
   7,500,000   ROSEVILLE CA SPECIAL TAX COMMUNITY DISTRICT # 1 HIGHLAND
                  (SPECIAL TAX REVENUE) ss                                         6.30     09/01/2009        7,851,096
   7,000,000   SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES
                  F (HOUSING REVENUE, FNMA INSURED) ss +/-                         0.90     09/15/2036        7,000,000
     950,000   SACRAMENTO CA SUBURBAN WATER DISTRICT COP SERIES A2 (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       0.52     11/01/2028          950,000
   5,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE,
                  FNMA INSURED) ss +/-                                             0.65     07/15/2029        5,000,000
   5,265,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (MFHR, CITIBANK NA
                  LOC) ss +/-                                                      1.10     07/01/2035        5,265,000
   7,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                  APARTMENT SERIES I (HOUSING REVENUE LOC) ss +/-                  0.90     05/15/2034        7,000,000
   6,835,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES
                  D (HOUSING REVENUE) ss +/-                                       0.90     09/15/2035        6,835,000
   9,140,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
                  APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED)
                  ss +/-                                                           1.00     05/01/2042        9,140,000
   6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                  APARTMENTS SERIES A (HOUSING REVENUE LOC) ss +/-                 0.90     02/15/2033        6,000,000
  15,550,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK
                  APARTMENTS ISSUE B (HOUSING REVENUE, FNMA INSURED)
                  ss +/-                                                           0.90     07/15/2035       15,550,000
   2,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER
                  SERIES C2 (MFHR, FHLMC INSURED) ss +/-                           0.60     08/01/2034        2,900,000
  16,200,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                  PROJECT ISSUE A (MFHR, FHLMC INSURED) ss +/-                     0.90     12/01/2022       16,200,000
  10,000,000   SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR,
                  FNMA INSURED) ss +/-                                             0.65     08/15/2027       10,000,000
   1,300,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  ROCS RR II 11579 (SEWER REVENUE, CITIBANK NA LOC) ss
                  +/-                                                              4.63     12/01/2035        1,300,000
   5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US
                  BANK NA LOC) ss +/-                                              0.50     12/01/2040        5,000,000
   5,050,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE
                  LOC, CREDIT AGRICOLE INDOSUEZ LOC) ss +/-                        0.70     12/01/2030        5,050,000
   7,000,000   SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS
                  APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)
                  ss +/-                                                           0.90     05/01/2026        7,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  7,640,000   SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK
                  OF AMERICA NA LOC) ss +/-                                        0.70%    03/01/2024   $    7,640,000
   5,500,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER
                  REVENUE, UBS AG LOC) ss +/-                                      0.65     08/01/2037        5,500,000
   6,115,000   SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS
                  PROJECT SERIES A (HOUSING REVENUE LOC, FNMA INSURED)
                  ss +/-                                                           0.65     05/15/2029        6,115,000
   5,600,000   SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
                  SERIES A (HOUSING REVENUE LOC, FNMA INSURED) ss +/-              0.65     05/15/2029        5,600,000
  14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE LOC, FNMA INSURED) ss +/-                       0.90     01/15/2033       14,825,000
  12,000,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                  APARTMENTS SERIES B (HOUSING REVENUE LOC) ss +/-                 0.90     01/15/2035       12,000,000
  39,075,000   SAN DIEGO CA USD TAX & ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                         3.00     07/01/2009       39,380,937
  20,900,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIP TRANS SERIES
                  B (OTHER REVENUE)                                                3.50     06/30/2009       21,122,191
  11,515,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIPS TRAN (OTHER
                  REVENUE)                                                         3.50     06/30/2009       11,641,423
  17,750,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
                  LIMITED TAX SERIES A (SALES TAX REVENUE, JPMORGAN CHASE
                  BANK LOC) ss +/-                                                 0.45     04/01/2038       17,750,000
  40,600,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
                  LIMITED TAX SERIES B (SALES TAX REVENUE, JPMORGAN CHASE
                  BANK LOC) ss +/-                                                 0.50     04/01/2038       40,600,000
  18,500,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
                  LIMITED TAX SERIES C (SALES TAX REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      1.80     04/01/2038       18,500,000
  59,090,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
                  LIMITED TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      1.10     04/01/2038       59,090,000
   2,560,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.68     05/01/2013        2,560,000
   4,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                  SERIES 37D (OTHER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                           3.00     05/01/2030        4,000,000
   2,700,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE
                  APARTMENTS SERIES B (MFHR, CITIBANK NA LOC) ss +/-               1.50     03/01/2036        2,700,000
  10,125,000   SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE
                  SERIES D (MFHR, CITIBANK NA LOC) ss +/-                          1.50     11/02/2033       10,125,000
   3,190,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                  COMMUNITY FACILITIES DISTRICT #4 (OTHER REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                           0.57     08/01/2032        3,190,000
   9,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                  COMMUNITY FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX
                  REVENUE, KBC BANK NV LOC) ss +/-                                 1.05     08/01/2036        9,250,000
  15,100,000   SAN FRANCISCO CA CITY AND COUNTY REDEVELOPMENT AGENCY
                  COLLATERALIZED BY FANNIE MAE   (MULTI-FAMILY HOUSING
                  REVENUE LOC) ss +/-                                              0.80     06/15/2034       15,100,000
   9,000,000   SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK
                  OF AMERICA BANK OF AMERICA LOC) ss +/-                           0.90     02/01/2037        9,000,000
   9,360,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR) ss
                  +/-                                                              1.50     02/01/2038        9,360,000
   7,600,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION ss +/-              0.95     08/01/2035        7,600,000
   8,720,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)
                  ss +/-                                                           0.95     09/15/2032        8,720,000
   5,025,000   SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR,
                  FNMA INSURED) ss +/-                                             0.72     07/15/2018        5,025,000
  10,750,000   SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL
                  REVENUE, AMBAC INSURED) ss +/-                                   1.11     08/01/2038       10,750,000
   3,955,000   SAN MATEO COUNTY CA BOARD EDUCATION COP SERIES A (LEASE
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.00     05/01/2035        3,955,000
   8,180,000   SAN MATEO COUNTY CA COMMUNITY COLLEGE DISTRICT ROCS RR II
                  R-10022Z (PROPERTY TAX REVENUE, MBIA INSURED) ss +/-             1.19     09/01/2033        8,180,000
  10,330,000   SAN RAMON VALLEY CA UNION SCHOOL DISTRICT MERLOTS SERIES
                  D182 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                           1.33     08/01/2026       10,330,000
  37,750,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC) ss +/-                               2.37     07/01/2027       37,750,000
  22,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE
                  FACILITIES PROJECTS SERIES M (LEASE REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                           0.70     05/15/2035       22,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$  5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
                  PROJECT SERIES A (MFHR LOC, FNMA INSURED) ss +/-                 0.65%    12/15/2025   $    5,900,000
   8,650,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY (SALES TAX
                  REVENUE, AMBAC INSURED) ss +/-                                   1.39     04/01/2036        8,650,000
   3,120,000   SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING
                  REVENUE, FHLB INSURED) ss +/-                                    0.84     05/01/2040        3,120,000
  10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)
                  ss +/-                                                           0.65     06/01/2010       10,000,000
  17,695,000   SIMI VALLEY CA SERIES A (MFHR LOC) ss +/-                           0.65     07/01/2023       17,695,000
   5,700,000   SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING
                  REVENUE, FHLMC INSURED) ss +/-                                   0.90     09/01/2019        5,700,000
   6,100,000   SNOWLINE CA JOINT USD COP (LEASE REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                 4.00     09/01/2022        6,100,000
  22,729,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER
                  REVENUE, STATE STREET BANK & TRUST LOC) ss +/-                   0.35     11/01/2035       22,729,000
  19,900,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA WASTE WATER
                  SERIES B (SEWER REVENUE, STATE STREET BANK & TRUST LOC)
                  ss +/-                                                           0.35     11/01/2027       19,900,000
 159,230,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)
                  ss +/-                                                           1.60     07/01/2019      159,230,000
  11,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY PROJECT PALO
                  VERDE SUB SERIES A (OTHER REVENUE, JP MORGAN CHASE BANK
                  LOC) ss +/-                                                      0.56     07/01/2017       11,000,000
   8,220,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-           1.41     08/01/2029        8,220,000
   6,000,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT
                  PROJECT SOCIETE GENERALE LOC  (LEASE REVENUE LOC) ss
                  +/-                                                              0.50     01/01/2031        6,000,000
   2,155,000   TUSTIN CA USD SERIES 2558-Z (OTHER REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                 3.50     09/01/2011        2,155,000
   2,685,000   UNIVERSITY OF CALIFORNIA SERIES 2496 (OTHER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                        1.68     05/15/2014        2,685,000
  12,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
                  REVENUE, EAST WEST BANK LOC) ss +/-                              0.59     08/01/2037       12,000,000
   7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
                  REVENUE LOC) ss +/-                                              0.65     05/15/2029        7,750,000
   3,200,000   VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)
                  ss +/-                                                           0.80     07/15/2018        3,200,000
  17,600,000   VENTURA COUNTY CA (OTHER REVENUE)                                   3.50     07/01/2009       17,791,160
   5,270,000   WALNUT VALLEY CA USD SERIES D139 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.38     08/01/2030        5,270,000
   2,500,000   WESTERN RIVERSIDE COUNTY CA REGIONAL WASTEWATER TREATMENT
                  (SEWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss
                  +/-                                                              1.00     04/01/2028        2,500,000
  27,065,000   WESTLANDS CALIFORNIA WATER DISTRICT COP (LEASE REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                         3.60     03/01/2029       27,065,000
  10,000,000   WHITTIER CA WHITTIER COLLEGE (BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.90     12/01/2038       10,000,000
   3,300,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-12225
                  (PROPERTY TAX REVENUE, CITIBANK NA LOC) ss +/-                   1.38     08/01/2032        3,300,000
                                                                                                          4,630,638,480
                                                                                                         --------------
PUERTO RICO: 2.36%
   4,990,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                  REVENUE, AMBAC INSURED) ss +/-                                   0.85     08/01/2049        4,990,000
  11,000,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                           1.00     07/01/2034       11,000,000
  11,600,000   PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA
                  BANK LOC) ss +/-                                                 1.00     07/01/2034       11,600,000
  14,595,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  ROCS RR II R 10327CE (OTHER REVENUE) ss +/-                      1.01     08/29/2009       14,595,000
  10,000,000   PUERTO RICO COMMONWEALTH SERIES A6 (PROPERTY TAX REVENUE,
                  UBS AG LOC) ss +/-                                               0.80     07/01/2033       10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
PUERTO RICO (continued)
$ 68,295,000   PUERTO RICO COMMONWEALTH SERIES B (PROPERTY TAX REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                        0.80%    07/01/2032   $   68,295,000
                                                                                                            120,480,000
                                                                                                         --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,751,118,480)                                                       4,751,118,480
                                                                                                         --------------
REPURCHASE AGREEMENTS: 0.30%
  15,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $15,000,313)               0.25     12/01/2008       15,000,000
                                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS (COST $15,000,000)                                                               15,000,000
                                                                                                         --------------
COMMERCIAL PAPER: 6.25%
   3,000,000   EAST BAY MUNICIPAL UTILITY DISTRICT                                 2.35     01/15/2009        3,000,000
  30,575,000   EAST BAY MUNICIPAL WATER SYSTEM                                     3.25     12/11/2008       30,575,000
  26,590,000   GOLDEN GATE BRIDGE                                                  2.75     12/11/2008       26,590,000
   9,415,000   IMPERIAL IRRIGATION DISTRICT                                        1.75     01/15/2009        9,415,000
  13,200,000   LOS ANGELES METROPOLITAN TRANSPORTATION                             0.85     02/05/2009       13,200,000
  19,065,000   LOS ANGELES METROPOLITAN TRANSPORTATION                             1.50     12/02/2008       19,065,000
   4,400,000   LOS ANGELES METROPOLITAN TRANSPORTATION                             2.10     12/01/2008        4,400,000
   8,800,000   LOS ANGELES METROPOLITAN TRANSPORTATION                             2.10     12/03/2008        8,800,000
  32,420,000   ORANGE COUNTY CA                                                    1.85     12/03/2008       32,420,000
   5,685,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT                               2.22     02/11/2009        5,685,000
  25,550,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT                               2.27     02/11/2009       25,550,000
  23,040,000   SAN DIEGO COUNTY REGIONAL AIRPORT AUTHORITY                         0.85     02/12/2009       23,040,000
   7,500,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION                            1.85     12/03/2008        7,500,000
  17,290,000   SAN FRANCISCO PUBLIC UTILITY COMMISSION                             1.45     02/12/2009       17,290,000
   3,000,000   SAN JOAQUIN TRANSPORTATION AUTHORITY                                3.15     12/10/2008        3,000,000
   8,350,000   TURLOCK IRRIGATION DISTRICT                                         1.50     12/02/2008        8,350,000
  11,330,000   TURLOCK IRRIGATION DISTRICT                                         3.15     12/02/2008       11,330,000
  28,300,000   UNIVERSITY OF CALIFORNIA                                            0.80     01/15/2009       28,300,000
  36,420,000   UNIVERSITY OF CALIFORNIA                                            0.95     02/12/2009       36,420,000
   4,700,000   UNIVERSITY OF CALIFORNIA                                            3.00     01/15/2009        4,700,000
TOTAL COMMERCIAL PAPER (COST $318,630,000)                                                                  318,630,000
                                                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $5,084,748,480)*                                                99.72%                          $5,084,748,480
OTHER ASSETS AND LIABILITIES, NET                                         0.28                               14,473,145
                                                                        ------                           --------------
TOTAL NET ASSETS                                                        100.00%                          $5,099,221,625
                                                                        ------                           --------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   ---------------
AGENCY NOTES - INTEREST BEARING: 0.91%
$ 89,000,000   FHLB+/-                                                              1.03%    01/28/2009   $    89,000,000
  88,000,000   FHLB+/-                                                              1.03     01/30/2009        88,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $177,000,000)                                                     177,000,000
                                                                                                          ---------------
CERTIFICATES OF DEPOSIT: 11.28%
  82,600,000   ALLIED IRISH BANKS (NEW YORK)                                        2.90     12/05/2008        82,600,000
  82,000,000   BANK OF IRELAND (CONNECTICUT)                                        3.95     01/21/2009        82,000,000
 362,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                   2.55     08/14/2009       362,000,000
 200,000,000   BARCLAYS BANK PLC (NEW YORK)                                         3.00     04/20/2009       200,000,000
  85,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                      3.76     02/27/2009        85,000,000
 221,000,000   BNP PARIBAS (NEW YORK)                                               3.12     02/20/2009       221,000,000
 210,000,000   CALYON (NEW YORK)                                                    3.00     01/20/2009       210,000,000
 192,000,000   DEUTSCHE BANK (NEW YORK)+/-                                          4.42     08/04/2009       192,000,000
  51,500,000   DEXIA BANK (NEW YORK)                                                5.00     12/02/2008        51,500,000
 106,000,000   NATIXIS (NEW YORK)                                                   2.92     12/01/2008       106,000,000
  71,000,000   NATIXIS (NEW YORK)                                                   3.04     01/12/2009        71,000,000
 240,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                     3.02     03/09/2009       240,000,000
  81,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                   3.21     10/01/2009        81,000,000
 100,000,000   U.S. BANK NATIONAL ASSOCIATION                                       2.86     04/20/2009       100,000,000
 121,000,000   UNICREDITO ITALIANO (NEW YORK)                                       3.00     12/08/2008       121,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $2,205,100,000)                                                         2,205,100,000
                                                                                                          ---------------
COMMERCIAL PAPER: 43.87%
  13,000,000   ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                      2.50     12/09/2008        12,992,777
  52,250,000   ALLIED IRISH BANKS##                                                 2.08     02/13/2009        52,026,602
 106,000,000   ALLIED IRISH BANKS##                                                 2.87     12/15/2008       105,881,692
 141,800,000   AMSTEL FUNDING CORPORATION##                                         3.45     12/01/2008       141,800,000
  92,000,000   AMSTEL FUNDING CORPORATION##                                         3.50     05/15/2009        90,524,167
  90,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                                 3.04     04/20/2009        88,936,000
  45,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                                 3.41     06/11/2009        44,181,600
  27,000,000   APRECO LLC##                                                         1.65     01/15/2009        26,944,312
  38,300,000   ASB FINANCE LIMITED (LONDON)##                                       3.01     05/07/2009        37,797,238
  68,750,000   BARCLAYS US FUNDING LLC##                                            3.11     03/10/2009        68,162,016
  29,000,000   BASF SE##                                                            1.83     01/16/2009        28,932,188
  47,000,000   BASF SE##                                                            1.90     01/12/2009        46,895,817
  20,500,000   BASF SE##                                                            1.90     02/05/2009        20,428,592
  20,500,000   BASF SE##                                                            1.90     02/11/2009        20,422,100
  25,600,000   BASF SE##                                                            2.00     02/17/2009        25,489,067
  80,200,000   BELMONT FUNDING LLC##                                                2.00     12/01/2008        80,200,000
 111,000,000   BELMONT FUNDING LLC##                                                2.13     12/03/2008       110,986,896
  81,500,000   BNZ INTERNATIONAL FUNDING##                                          2.80     12/11/2008        81,436,611
  36,282,000   BRYANT PARK FUNDING LLC##                                            1.60     02/12/2009        36,164,285
  55,100,000   CAFCO LLC##                                                          1.65     02/17/2009        54,903,017
 120,000,000   CANCARA ASSET SECURITIZATION LLC##                                   1.40     12/12/2008       119,948,667
  48,000,000   CHARIOT FUNDING LLC##                                                3.80     12/19/2008        47,908,800
  61,000,000   CHARTA LLC##                                                         1.65     02/13/2009        60,793,108
 152,000,000   CITIBANK OMNI MASTER TRUST##                                         4.50     01/26/2009       150,936,000
 200,000,000   CITIBANK OMNI MASTER TRUST##                                         4.50     01/29/2009       198,525,000
  81,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                    1.85     12/04/2008        80,987,512
 155,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                    2.13     12/02/2008       154,990,829
  78,100,000   CLIPPER RECEIVABLES COMPANY LLC##                                    2.25     12/01/2008        78,100,000
 110,000,000   CME GROUP INCORPORATED##                                             2.30     01/13/2009       109,697,806
  29,600,000   CME GROUP INCORPORATED##                                             2.40     01/23/2009        29,495,413
  41,000,000   CME GROUP INCORPORATED##                                             2.45     01/14/2009        40,877,228
 144,000,000   CME GROUP INCORPORATED##                                             3.00     01/13/2009       143,484,000
  55,100,000   CRC FUNDING LLC##                                                    1.65     02/17/2009        54,903,017
 150,000,000   E.ON AG##                                                            2.40     01/22/2009       149,480,000
  94,500,000   EBBETS FUNDING LLC##                                                 2.00     12/01/2008        94,500,000
 198,400,000   EBBETS FUNDING LLC##                                                 2.13     12/03/2008       198,376,578
  63,296,000   EDISON ASSET SECURITIES LLC##                                        1.75     02/19/2009        63,049,849
  26,900,000   ELYSIAN FUNDING LLC##                                                2.00     12/01/2008        26,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 53,100,000   ELYSIAN FUNDING LLC##                                                2.00%    12/04/2008   $   53,091,150
  64,000,000   ERASMUS CAPITAL CORPORATION##                                        1.20     12/02/2008       63,997,867
  12,200,000   FAIRWAY FINANCE CORPORATION##                                        1.20     12/02/2008       12,199,593
  54,000,000   FAIRWAY FINANCE CORPORATION##                                        4.40     01/14/2009       53,709,600
 119,000,000   FALCON ASSET SECURITIES COMPANY LLC##                                3.80     12/22/2008      118,736,217
  58,000,000   FORTIS FUNDING LLC##                                                 3.10     03/05/2009       57,530,522
  37,500,000   FOXBORO FUNDING LIMITED+/-(i)                                        2.67     02/06/2009       37,500,000
  81,000,000   GALLEON CAPITAL LLC##                                                1.85     12/04/2008       80,987,512
 155,000,000   GALLEON CAPITAL LLC##                                                2.13     12/02/2008      154,990,829
  78,000,000   GALLEON CAPITAL LLC##                                                2.25     12/01/2008       78,000,000
  52,300,000   GE CAPITAL##                                                         1.85     02/18/2009       52,087,677
  75,253,000   GEMINI SECURITIZATION CORPORATION LLC##                              2.00     01/05/2009       75,106,675
   1,349,000   GEMINI SECURITIZATION CORPORATION LLC##                              2.00     01/07/2009        1,346,227
  20,000,000   GEMINI SECURITIZATION CORPORATION LLC##                              2.00     01/09/2009       19,956,667
 100,418,000   GEMINI SECURITIZATION CORPORATION LLC##                              2.00     01/13/2009      100,178,113
  29,844,000   GEMINI SECURITIZATION CORPORATION LLC##                              2.00     02/11/2009       29,724,624
 124,750,000   GEMINI SECURITIZATION CORPORATION LLC##                              4.50     12/18/2008      124,484,906
  61,000,000   GOVCO LLC##                                                          1.60     02/11/2009       60,804,800
  61,000,000   GOVCO LLC##                                                          2.50     04/27/2009       60,377,292
 292,000,000   GRAMPIAN FUNDING LLC##                                               1.65     12/01/2008      292,000,000
  84,000,000   GREENWICH CAPITAL HOLDINGS##                                         1.90     12/08/2008       83,968,967
  29,800,000   JUPITER SECURITY COMPANY LLC##                                       3.80     12/05/2008       29,787,418
  59,500,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##                     3.01     02/05/2009       59,171,659
  76,750,000   LIBERTY STREET FUNDING LLC##                                         4.50     12/17/2008       76,596,500
  15,700,000   LIBERTY STREET FUNDING LLC##                                         2.10     02/12/2009       15,633,144
  55,000,000   LIBERTY STREET FUNDING LLC##                                         3.85     01/22/2009       54,694,139
  92,500,000   LIBERTY STREET FUNDING LLC##                                         4.60     01/15/2009       91,968,125
  11,600,000   LMA AMERICAS LLC##                                                   2.12     01/12/2009       11,571,309
  19,000,000   LOS ANGELES DEPARTMENT AIRPORT##                                     2.50     12/01/2008       19,000,000
  20,000,000   MATCHPOINT MASTER TRUST##                                            4.45     01/13/2009       19,893,694
 236,000,000   MERRILL LYNCH & COMPANY TLGP##                                       2.42     01/21/2009      235,192,585
  40,000,000   METLIFE SHORT TERM FUNDING LLC##                                     2.11     02/12/2009       39,828,856
  40,000,000   METLIFE SHORT TERM FUNDING LLC##                                     2.11     02/13/2009       39,826,511
  74,000,000   METLIFE SHORT TERM FUNDING LLC##                                     2.25     12/16/2008       73,930,625
  97,000,000   METLIFE SHORT TERM FUNDING LLC##                                     3.80     01/23/2009       96,457,339
  66,000,000   NATIONWIDE BUILDING SOCIETY##                                        2.89     12/04/2008       65,984,105
 155,100,000   NATIONWIDE BUILDING SOCIETY##                                        3.04     01/12/2009      154,549,912
 132,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##                            1.40     12/05/2008      131,979,467
  14,700,000   OAKLAND-ALAMEDA COUNTY                                               2.50     12/03/2008       14,700,000
 140,700,000   OLD LINE FUNDING LLC##                                               3.75     12/16/2008      140,480,156
 110,000,000   PICAROS FUNDING LLC##                                                2.50     02/23/2009      109,358,333
 112,000,000   PICAROS FUNDING LLC##                                                2.50     02/27/2009      111,315,556
  71,000,000   PRUDENTIAL PLC##                                                     1.75     12/01/2008       71,000,000
  89,000,000   PRUDENTIAL PLC##                                                     2.25     12/04/2008       88,983,313
 111,000,000   PRUDENTIAL PLC##                                                     2.45     12/24/2008      110,826,254
  29,750,000   PRUDENTIAL PLC##                                                     3.75     01/14/2009       29,613,646
  69,550,000   RANGER FUNDING COMPANY LLC##                                         3.95     12/17/2008       69,427,901
  35,171,000   REGENCY MARKETS # 1 LLC##                                            1.75     01/14/2009       35,095,773
 124,000,000   REGENCY MARKETS # 1 LLC##                                            2.00     02/17/2009      123,462,667
  37,000,000   SCALDIS CAPITAL LLC##                                                2.30     01/07/2009       36,912,536
   7,000,000   SCALDIS CAPITAL LLC##                                                2.30     02/10/2009        6,968,247
 137,500,000   SCALDIS CAPITAL LLC##                                                2.35     02/19/2009      136,781,944
  10,000,000   SCALDIS CAPITAL LLC##                                                2.40     02/17/2009        9,948,000
  35,000,000   SCALDIS CAPITAL LLC##                                                2.55     02/23/2009       34,791,750
  64,000,000   SCALDIS CAPITAL LLC##                                                3.30     12/03/2008       63,988,267
  55,000,000   SCALDIS CAPITAL LLC##                                                3.70     01/22/2009       54,706,056
  30,500,000   SHEFFIELD RECEIVABLES##                                              1.60     02/05/2009       30,410,533
  34,600,000   SHEFFIELD RECEIVABLES##                                              1.60     02/06/2009       34,496,969
  83,000,000   STARBIRD FUNDING CORPORATION##                                       1.35     12/02/2008       82,996,888
  42,000,000   STARBIRD FUNDING CORPORATION##                                       2.00     12/08/2008       41,983,667
 165,000,000   STARBIRD FUNDING CORPORATION##                                       3.80     12/29/2008      164,512,333
  92,000,000   SURREY FUNDING CORPORATION##                                         4.50     01/27/2009       91,344,500
  95,000,000   SURREY FUNDING CORPORATION##                                         4.50     01/28/2009       94,311,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   ---------------
COMMERCIAL PAPER (continued)
$ 22,000,000   SWEDBANK AB##                                                        3.02%    12/09/2008   $    21,985,236
  25,000,000   THAMES ASSET GLOBAL SECURITIES##                                     4.85     12/26/2008        24,915,799
  28,756,000   THAMES ASSET GLOBAL SECURITIZATION##                                 1.85     02/25/2009        28,628,914
 108,000,000   THAMES ASSET GLOBAL SECURITIZATION##                                 2.00     02/25/2009       107,484,000
  53,184,000   THAMES ASSET GLOBAL SECURITIZATION##                                 2.20     03/09/2009        52,865,487
  37,000,000   THAMES ASSET GLOBAL SECURITIZATION##                                 4.00     01/26/2009        36,769,778
  40,000,000   THAMES ASSET GLOBAL SECURITIZATION##                                 4.50     01/26/2009        39,720,000
  52,900,000   THUNDER BAY FUNDING LLC##                                            3.75     12/15/2008        52,822,854
  49,000,000   TICONDEROGA FUNDING LLC##                                            1.50     01/09/2009        48,920,375
  61,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                    2.20     02/17/2009        60,709,233
  65,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                    2.30     03/03/2009        64,617,944
  30,900,000   TULIP FUNDING CORPORATION##                                          1.70     02/17/2009        30,786,185
  76,750,000   TULIP FUNDING CORPORATION##                                          4.60     01/15/2009        76,308,687
 169,000,000   VERSAILLES CDS LLC##                                                 2.25     12/01/2008       169,000,000
  38,100,000   WINDMILL FUNDING CORPORATION##                                       1.60     02/11/2009        37,978,080
 127,750,000   WINDMILL FUNDING CORPORATION##                                       4.60     01/07/2009       127,146,026
TOTAL COMMERCIAL PAPER (COST $8,573,978,547)                                                                8,573,978,547
                                                                                                          ---------------
CORPORATE BONDS & NOTES: 9.78%
  11,470,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/- ss                  5.00     11/15/2029        11,470,000
 104,000,000   BASF FINANCE EUROPE NV+/-++                                          4.51     11/20/2009       104,000,000
 105,000,000   BES FINANCE LIMITED+/-++                                             2.91     03/02/2009       105,000,000
 126,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++         2.36     09/10/2009       126,000,000
 148,000,000   DNB NOR BANK ASA+/-++                                                3.27     03/25/2009       148,000,000
 180,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                     1.64     12/12/2008       180,000,000
  12,360,000   GBG LLC CUSTODY RECEIPTS+/- ss                                       4.00     09/01/2027        12,360,000
  93,000,000   HSBC USA INCORPORATED+/-                                             5.22     10/15/2009        93,000,000
 117,500,000   INTESA BANK (IRELAND) PLC+/-++                                       3.28     03/25/2009       117,500,000
  83,000,000   IRISH LIFE & PERMANENT PLC+/-++                                      3.78     03/20/2009        83,000,000
  14,000,000   LTF REAL ESTATE VRDN I LLC+/- ss                                     2.50     06/01/2033        14,000,000
  80,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                     2.02     01/06/2009        80,000,000
  85,200,000   RABOBANK NEDERLAND NV+/-++                                           2.58     10/09/2009        85,200,000
 100,000,000   ROYAL BANK OF CANADA+/-++                                            2.45     10/15/2009       100,000,000
 239,500,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                3.22     10/09/2009       239,500,000
  14,917,000   SABER MANAGEMENT LLC+/- ss                                           7.25     07/01/2049        14,917,000
 109,000,000   SVENSKA HANDELSBANKEN AB+/-++                                        3.89     08/25/2009       109,000,000
 288,000,000   WACHOVIA BANK NA+/-(l)                                               4.42     05/01/2009       288,000,000
TOTAL CORPORATE BONDS & NOTES (COST $1,910,947,000)                                                         1,910,947,000
                                                                                                          ---------------
EXTENDABLE BONDS: 2.22%
 155,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                                 2.39     09/25/2009       155,000,000
  20,000,000   IRISH LIFE & PERMANENT PLC                                           3.78     03/20/2009        20,000,000
  71,000,000   MERRILL LYNCH & COMPANY+/-                                           1.62     03/18/2009        71,000,000
 134,000,000   MERRILL LYNCH & COMPANY+/-                                           3.42     03/24/2009       134,000,000
  53,000,000   THE NATURE CONSERVANCY+/-++(i)                                       3.31     10/05/2009        53,000,000
TOTAL EXTENDABLE BONDS (COST $433,000,000)                                                                    433,000,000
                                                                                                          ---------------
MEDIUM TERM NOTES: 2.16%
  15,007,000   BEAR STEARNS COMPANY INCORPORATED+/-                                 3.85     03/30/2009        14,980,756
  15,811,000   COUNTRYWIDE FINANCE CORPORATION+/-                                   4.35     01/05/2009        15,815,954
 210,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                              1.79     10/09/2009       210,000,000
 182,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                   3.51     10/19/2009       182,000,000
TOTAL MEDIUM TERM NOTES (COST $422,796,710)                                                                   422,796,710
                                                                                                          ---------------
MUNICIPAL BONDS & NOTES: 1.55%
  20,500,000   BLOOMINGTON ASSOCIATES MINNESOTA (LASALLE NATIONAL BANK NA
               LOC)+/- ss                                                           2.00     08/01/2037        20,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$ 13,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED)+/- ss                                   3.00%   05/01/2022   $    13,100,000
  66,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CL I
                  SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/- ss                 5.55    05/01/2038        66,000,000
  53,300,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/- ss                4.75    05/01/2049        53,300,000
  21,600,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                            2.30    05/15/2034        21,600,000
  21,595,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                  BANK OF AMERICA NA LOC)+/- ss                                     1.50    11/01/2028        21,594,010
  21,800,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY
                  TAX REVENUE, BANK OF AMERICA NA LOC)+/- ss                        1.68    02/01/2026        21,800,000
  37,950,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE MENTAL HEALTH
                  FACILITIES IMPROVEMENT (OTHER REVENUE, DEXIA INSURED)+/-
                  ss                                                                7.00    02/15/2021        37,950,000
  23,000,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/- ss                       1.94    11/01/2041        23,000,000
  25,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA)+/- ss                                     5.00    09/01/2039        25,000,000
                                                                                                         ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $303,844,010)                                                            303,844,010
                                                                                                         ---------------
SECURED MASTER NOTE AGREEMENT: 3.45%
 329,608,000   BANK OF AMERICA SECURITIES LLC+/-++                                  0.88    09/09/2034       329,608,000
 345,099,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-++                           0.88    09/09/2049       345,099,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $674,707,000)                                                      674,707,000
                                                                                                         ---------------
REPURCHASE AGREEMENTS: 11.98%
 300,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $300,007,000)                          0.28    12/01/2008       300,000,000
 551,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $551,020,663)               0.45    12/01/2008       551,000,000
 315,206,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $315,213,800)               0.30    12/01/2008       315,206,000
 200,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $200,005,000)               0.30    12/01/2008       200,000,000
 200,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $200,005,000)         0.30    12/01/2008       200,000,000
 394,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $394,013,133)                          0.40    12/01/2008       394,000,000
 151,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $151,010,696)               0.85    12/01/2008       151,000,000
 150,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $150,003,125)               0.25    12/01/2008       150,000,000
  81,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $81,008,438)                1.25    12/01/2008        81,000,000
TOTAL REPURCHASE AGREEMENTS (COST $2,342,206,000)                                                          2,342,206,000
                                                                                                         ---------------
TIME DEPOSITS: 12.84%
 220,800,000   BANK OF AMERICA                                                      0.30    12/01/2008       220,800,000
 144,000,000   BANK OF IRELAND                                                      1.25    12/01/2008       144,000,000
 322,000,000   BANK OF NOVA SCOTIA                                                  0.40    12/01/2008       322,000,000
 143,000,000   BNP PARIBAS PARIS                                                    1.00    12/01/2008       143,000,000
 157,000,000   CALYON GRAND CAYMAN                                                  0.88    12/01/2008       157,000,000
 216,000,000   DEXIA CREDIT LOCAL DE FRANCE                                         1.70    12/01/2008       216,000,000
 221,000,000   FORTIS BANK GRAND CAYMAN                                             1.05    12/01/2008       221,000,000
 325,000,000   KBC BANK NV BRUSSELS                                                 1.10    12/01/2008       325,000,000
 325,000,000   LLOYDS TSB BANK PLC LONDON                                           0.90    12/01/2008       325,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   ---------------
TIME DEPOSITS (continued)
$143,000,000   NATEXIS BANQUES POPULAIR                                             1.00%   12/01/2008   $   143,000,000
 292,000,000   SOCIETE GENERALE CAYMAN                                              0.75    12/01/2008       292,000,000
TOTAL TIME DEPOSITS (COST $2,508,800,000)                                                                  2,508,800,000
                                                                                                         ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $19,552,379,267)*                                              100.04%                          $19,552,379,267
OTHER ASSETS AND LIABILITIES, NET                                        (0.04)                               (7,085,415)
                                                                        ------                           ---------------
TOTAL NET ASSETS                                                        100.00%                          $19,545,293,852
                                                                        ------                           ---------------

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $288,000,000.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
   PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
--------------   ---------------------------------------------------------------   --------   ----------   ---------------
AGENCY NOTES - DISCOUNT: 28.17%
FEDERAL FARM CREDIT BANK: 0.51%
$   76,000,000   FFCB##                                                              1.00%    03/25/2009   $    75,759,333
   150,000,000   FFCB##                                                              1.65     06/19/2009       148,625,000
                                                                                                               224,384,333
                                                                                                           ---------------
FEDERAL HOME LOAN BANK: 6.34%
   104,523,000   FHLB##                                                              2.57     12/03/2008       104,508,076
   400,000,000   FHLB##                                                              0.38     12/04/2008       399,987,333
   100,000,000   FHLB##                                                              2.57     12/05/2008        99,971,422
   150,000,000   FHLB##                                                              0.35     12/08/2008       149,989,792
   200,000,000   FHLB##                                                              0.35     12/09/2008       199,984,444
   200,000,000   FHLB##                                                              3.10     12/09/2008       199,862,222
    90,201,000   FHLB##                                                              0.35     12/10/2008        90,193,107
   137,470,000   FHLB##                                                              1.90     01/08/2009       137,194,296
   100,000,000   FHLB##                                                              2.40     01/13/2009        99,713,333
   100,000,000   FHLB##                                                              2.40     01/21/2009        99,660,000
   100,000,000   FHLB##                                                              2.50     01/27/2009        99,604,167
   150,000,000   FHLB##                                                              2.40     01/29/2009       149,410,000
    50,000,000   FHLB##                                                              2.50     01/30/2009        49,791,667
   100,000,000   FHLB##                                                              2.58     02/09/2009        99,498,333
   100,000,000   FHLB##                                                              2.58     02/12/2009        99,476,833
   100,000,000   FHLB##                                                              2.55     02/19/2009        99,433,333
   100,000,000   FHLB##                                                              2.55     02/20/2009        99,426,250
    50,000,000   FHLB##                                                              2.40     02/24/2009        49,716,667
   100,000,000   FHLB##                                                              2.55     02/24/2009        99,397,917
    50,000,000   FHLB##                                                              2.40     02/25/2009        49,713,333
   100,000,000   FHLB##                                                              2.55     02/25/2009        99,390,833
   100,000,000   FHLB##                                                              3.05     04/03/2009        98,957,917
   100,000,000   FHLB##                                                              3.10     04/16/2009        98,828,889
                                                                                                             2,773,710,164
                                                                                                           ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.93%
    49,040,000   FHLMC##                                                             2.56     12/01/2008        49,040,000
    23,483,000   FHLMC##                                                             2.57     12/01/2008        23,483,000
   100,000,000   FHLMC##                                                             2.57     12/01/2008       100,000,000
   250,000,000   FHLMC##                                                             2.75     12/02/2008       249,980,903
   100,000,000   FHLMC##                                                             2.30     12/16/2008        99,904,167
   150,000,000   FHLMC##                                                             2.76     12/16/2008       149,827,500
   208,000,000   FHLMC##                                                             2.30     12/17/2008       207,787,378
   150,000,000   FHLMC##                                                             2.72     12/23/2008       149,750,667
   150,000,000   FHLMC##                                                             2.67     12/24/2008       149,744,125
   148,062,000   FHLMC##                                                             0.80     01/07/2009       147,940,260
   150,000,000   FHLMC##                                                             2.55     01/09/2009       149,585,625
   250,000,000   FHLMC##                                                             2.85     01/14/2009       249,129,167
   215,000,000   FHLMC##                                                             2.60     01/15/2009       214,301,250
    70,000,000   FHLMC##                                                             2.45     01/26/2009        69,733,222
   150,000,000   FHLMC##                                                             1.00     01/27/2009       149,762,500
   150,000,000   FHLMC##                                                             1.00     01/29/2009       149,754,167
   150,000,000   FHLMC##                                                             1.00     01/30/2009       149,750,000
    35,000,000   FHLMC##                                                             2.66     02/02/2009        34,837,381
   200,000,000   FHLMC##                                                             2.50     02/04/2009       199,097,222
   125,000,000   FHLMC##                                                             2.40     02/13/2009       124,382,390
   100,000,000   FHLMC##                                                             2.77     02/17/2009        99,399,833
   120,600,000   FHLMC##                                                             2.81     02/17/2009       119,865,747
   100,000,000   FHLMC##                                                             2.60     02/19/2009        99,422,222
   100,000,000   FHLMC##                                                             2.60     02/20/2009        99,415,000
   150,000,000   FHLMC##                                                             2.60     02/26/2009       149,057,500
   190,200,000   FHLMC##                                                             2.25     02/27/2009       189,153,900
    77,000,000   FHLMC##                                                             1.15     03/06/2009        76,766,326

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
   PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
--------------   ---------------------------------------------------------------   --------   ----------   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   50,000,000   FHLMC##                                                             1.23%    03/20/2009   $    49,813,300
   150,000,000   FHLMC##                                                             1.20     03/26/2009       149,425,000
   113,196,000   FHLMC##                                                             2.95     04/06/2009       112,027,251
   121,230,000   FHLMC##                                                             3.00     04/06/2009       119,957,085
    67,765,000   FHLMC##                                                             2.90     04/13/2009        67,038,973
   195,000,000   FHLMC##                                                             2.88     04/20/2009       192,816,000
                                                                                                             4,341,949,061
                                                                                                           ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.39%
    42,500,000   FNMA##                                                              2.50     12/01/2008        42,500,000
   150,000,000   FNMA##                                                              2.60     12/08/2008       149,924,167
   100,000,000   FNMA##                                                              2.65     12/08/2008        99,948,472
   250,000,000   FNMA##                                                              2.30     12/10/2008       249,856,250
   100,000,000   FNMA##                                                              2.60     12/17/2008        99,884,444
    51,967,000   FNMA##                                                              2.70     12/17/2008        51,904,640
   100,000,000   FNMA##                                                              2.72     12/23/2008        99,833,778
   206,514,376   FNMA##                                                              2.95     01/02/2009       205,972,849
    89,000,000   FNMA##                                                              3.10     01/02/2009        88,754,756
    10,500,000   FNMA##                                                              3.25     01/02/2009        10,469,667
    10,000,000   FNMA##                                                              3.25     01/02/2009         9,971,111
     3,300,000   FNMA##                                                              3.25     01/02/2009         3,290,467
    10,250,000   FNMA##                                                              3.25     01/02/2009        10,220,389
   100,000,000   FNMA##                                                              2.80     01/12/2009        99,673,333
   100,000,000   FNMA##                                                              2.80     01/13/2009        99,665,556
    42,500,000   FNMA##                                                              2.10     01/14/2009        42,390,917
   100,000,000   FNMA##                                                              2.71     01/20/2009        99,623,611
   150,000,000   FNMA##                                                              2.75     01/20/2009       149,427,084
   150,000,000   FNMA##                                                              2.80     01/22/2009       149,393,333
   100,000,000   FNMA##                                                              2.71     01/23/2009        99,601,028
   150,000,000   FNMA##                                                              2.76     01/26/2009       149,356,000
   150,000,000   FNMA##                                                              2.75     01/27/2009       149,346,875
    39,813,000   FNMA##                                                              2.65     01/28/2009        39,643,021
   100,000,000   FNMA##                                                              2.75     01/29/2009        99,549,306
   150,000,000   FNMA##                                                              2.00     01/30/2009       149,500,000
    50,000,000   FNMA##                                                              2.69     01/30/2009        49,775,583
   188,050,000   FNMA##                                                              3.20     02/02/2009       186,996,920
   111,920,000   FNMA##                                                              3.20     02/02/2009       111,293,248
    37,500,000   FNMA##                                                              3.20     02/02/2009        37,290,000
    60,985,000   FNMA##                                                              3.30     02/02/2009        60,632,812
   120,000,000   FNMA##                                                              3.30     02/02/2009       119,307,000
   150,000,000   FNMA##                                                              1.05     02/05/2009       149,711,250
   250,000,000   FNMA##                                                              1.05     02/06/2009       249,511,458
    56,000,000   FNMA##                                                              2.66     02/09/2009        55,710,356
   250,000,000   FNMA##                                                              2.84     02/10/2009       248,599,722
   150,000,000   FNMA##                                                              2.60     02/18/2009       149,144,167
    75,000,000   FNMA##                                                              2.60     02/23/2009        74,545,000
   100,000,000   FNMA##                                                              2.60     02/24/2009        99,386,111
   100,000,000   FNMA##                                                              2.60     02/25/2009        99,378,889
    50,000,000   FNMA##                                                              2.60     02/26/2009        49,685,833
   150,000,000   FNMA##                                                              2.76     03/02/2009       148,953,500
   206,024,000   FNMA##                                                              1.20     03/16/2009       205,302,916
   250,000,000   FNMA##                                                              1.20     03/17/2009       249,116,667
   188,341,000   FNMA##                                                              2.90     04/08/2009       186,398,995
                                                                                                             4,980,441,481
                                                                                                           ---------------
TOTAL AGENCY NOTES - DISCOUNT (COST $12,320,485,039)                                                        12,320,485,039
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
   PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
--------------   ---------------------------------------------------------------   --------   ----------   ---------------
AGENCY NOTES - INTEREST BEARING: 20.38%
FEDERAL FARM CREDIT BANK: 4.89%
$  185,000,000   FFCB+/-                                                             2.06%    12/22/2008   $   184,998,939
    80,000,000   FFCB+/-                                                             3.06     12/22/2008        79,999,130
    19,255,000   FFCB                                                                4.10     12/24/2008        19,277,557
    65,000,000   FFCB                                                                3.75     01/15/2009        65,087,137
   130,000,000   FFCB+/-                                                             2.72     02/02/2009       129,995,655
   100,000,000   FFCB+/-                                                             1.26     02/23/2009        99,992,724
    39,870,000   FFCB+/-                                                             1.27     02/23/2009        39,851,325
    20,000,000   FFCB+/-                                                             3.62     03/30/2009        19,998,784
   232,000,000   FFCB+/-                                                             1.31     04/14/2009       231,995,610
    50,000,000   FFCB                                                                4.13     04/15/2009        50,248,235
    60,000,000   FFCB+/-                                                             1.03     04/30/2009        59,993,656
     8,885,000   FFCB                                                                5.25     05/04/2009         9,029,185
   250,000,000   FFCB+/-                                                             1.06     05/27/2009       250,000,000
   150,000,000   FFCB+/-                                                             1.31     07/27/2009       149,976,524
   100,000,000   FFCB+/-                                                             2.72     08/03/2009        99,983,909
    50,000,000   FFCB+/-                                                             0.98     08/13/2009        50,000,000
    50,000,000   FFCB+/-                                                             1.45     08/13/2009        50,000,000
   250,000,000   FFCB+/-                                                             1.25     11/16/2009       250,000,000
   200,000,000   FFCB+/-                                                             1.32     02/22/2010       199,963,841
   100,000,000   FFCB+/-                                                             0.97     07/23/2010       100,000,000
                                                                                                             2,140,392,211
                                                                                                           ---------------
FEDERAL HOME LOAN BANK: 9.12%
    19,600,000   FHLB+/-                                                             2.58     12/01/2008        19,600,000
   150,000,000   FHLB+/-                                                             2.66     12/11/2008       149,998,607
    37,000,000   FHLB+/-                                                             2.66     12/15/2008        37,009,400
   100,000,000   FHLB                                                                2.22     01/02/2009        99,999,077
    10,540,000   FHLB                                                                2.25     01/07/2009        10,540,000
    40,000,000   FHLB                                                                2.28     01/13/2009        40,053,719
   200,000,000   FHLB+/-                                                             3.35     01/23/2009       200,401,412
   250,000,000   FHLB+/-                                                             1.03     01/28/2009       250,000,000
   200,000,000   FHLB+/-                                                             2.17     02/11/2009       200,000,000
   173,250,000   FHLB                                                                2.76     02/11/2009       173,339,100
   200,000,000   FHLB+/-                                                             2.12     02/18/2009       200,222,341
   250,000,000   FHLB                                                                2.83     03/23/2009       250,000,000
   200,000,000   FHLB                                                                2.90     03/24/2009       200,000,000
   300,000,000   FHLB+/-                                                             0.79     03/27/2009       300,000,000
   104,395,000   FHLB                                                                3.00     04/15/2009       104,566,086
   103,040,000   FHLB                                                                4.75     04/24/2009       103,916,417
   250,000,000   FHLB+/-                                                             3.56     06/29/2009       249,958,335
   250,000,000   FHLB+/-                                                             4.35     07/10/2009       250,000,000
   100,000,000   FHLB+/-                                                             4.58     07/14/2009       100,000,000
   250,000,000   FHLB+/-                                                             4.64     07/14/2009       250,000,000
   100,000,000   FHLB+/-                                                             2.72     08/05/2009        99,961,242
   250,000,000   FHLB+/-                                                             2.37     08/07/2009       249,950,019
   250,000,000   FHLB+/-                                                             2.82     09/10/2009       250,000,000
   100,000,000   FHLB+/-                                                             1.35     12/28/2009        99,950,964
   100,000,000   FHLB+/-                                                             2.20     02/19/2010        99,958,434
                                                                                                             3,989,425,153
                                                                                                           ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.13%
   285,272,000   FHLMC                                                               4.63     12/19/2008       285,606,604
    15,525,000   FHLMC                                                               3.88     01/12/2009        15,550,104
    73,384,000   FHLMC                                                               5.25     01/12/2009        73,617,074
   182,217,000   FHLMC                                                               5.00     01/16/2009       182,843,366
    34,468,000   FHLMC                                                               4.88     02/17/2009        34,615,394
    20,565,000   FHLMC                                                               5.13     02/27/2009        20,686,349
   165,520,000   FHLMC                                                               4.75     03/05/2009       166,641,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

                                                                                   INTEREST    MATURITY
   PRINCIPAL     SECURITY NAME                                                       RATE        DATE           VALUE
--------------   ---------------------------------------------------------------   --------   ----------   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$  273,398,000   FHLMC                                                               5.75%    03/15/2009   $   275,947,560
   147,005,000   FHLMC                                                               2.27     04/14/2009       146,868,161
    52,383,000   FHLMC                                                               3.38     04/15/2009        52,438,563
   300,000,000   FHLMC+/-                                                            1.45     09/18/2009       300,000,000
   250,000,000   FHLMC+/-                                                            1.36     09/28/2009       249,948,901
                                                                                                             1,804,763,276
                                                                                                           ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.24%
   114,368,000   FNMA                                                                3.38     12/15/2008       114,415,726
   250,000,000   FNMA+/-                                                             3.31     12/26/2008       249,992,544
    41,377,000   FNMA                                                                5.25     01/15/2009        41,517,938
    21,500,000   FNMA                                                                3.13     03/16/2009        21,619,849
   101,830,000   FNMA                                                                4.88     04/15/2009       102,687,918
   250,000,000   FNMA+/-                                                             0.77     09/03/2009       250,000,000
   200,000,000   FNMA+/-                                                             0.75     10/07/2009       199,966,058
                                                                                                               980,200,033
                                                                                                           ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $8,914,780,673)                                                  8,914,780,673
                                                                                                           ---------------
REPURCHASE AGREEMENTS: 50.64%
 4,400,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $4,400,102,667)                       0.28     12/01/2008     4,400,000,000
   160,000,000   BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $160,003,600)              0.27     12/01/2008       160,000,000
 1,000,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,000,016,667)            0.20     12/01/2008     1,000,000,000
 5,250,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $5,250,196,875)            0.45     12/01/2008     5,250,000,000
 2,000,000,000   CITIGROUP GLOBAL MARKETS INCORPORATED - 102% COLLATERALIZED
                    BY US GOVERNMENT SECURITIES (MATURITY VALUE $2,000,050,000)      0.30     12/01/2008     2,000,000,000
   250,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                    BY US GOVERNMENT SECURITIES (MATURITY VALUE $250,006,667)        0.32     12/01/2008       250,000,000
   900,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                    BY US GOVERNMENT SECURITIES (MATURITY VALUE $900,018,750)        0.25     12/01/2008       900,000,000
 1,910,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,910,047,750)            0.30     12/01/2008     1,910,000,000
   500,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $500,012,500)              0.30     12/01/2008       500,000,000
    25,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $25,000,521)               0.25     12/01/2008        25,000,000
 1,000,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                    BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,025)          0.30     12/01/2008     1,000,000,000
 1,000,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $1,000,029,167)                       0.35     12/01/2008     1,000,000,000
   640,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $640,016,000)                         0.30     12/01/2008       640,000,000
 1,500,000,000   JP MORGAN SECURITIES INCORPORATED- 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,500,050,000)            0.40     12/01/2008     1,500,000,000
   500,000,000   MERRILL LYNCH GOVERNMENT SECURITIES - 102% COLLATERALIZED BY
                    US GOVERNMENT SECURITIES (MATURITY VALUE $500,011,667)           0.28     12/01/2008       500,000,000
 1,110,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,110,023,125)            0.25     12/01/2008     1,110,000,000
TOTAL REPURCHASE AGREEMENTS (COST $22,145,000,000)                                                          22,145,000,000
                                                                                                           ---------------
COMMERCIAL PAPER: 0.80%
FINANCIAL SERVICES: 0.80%
   350,000,000   MERRILL LYNCH & COMPANY TLGP##                                      2.42     01/21/2009       348,802,563
                                                                                                           ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

TOTAL COMMERCIAL PAPER (COST $348,802,563)                                                                     348,802,563
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $43,729,068,275)*                                                 99.99%                          $43,729,068,275
OTHER ASSETS AND LIABILITIES, NET                                           0.01                                 3,703,910
                                                                         -------                           ---------------
TOTAL NET ASSETS                                                          100.00%                          $43,732,772,185
                                                                         -------                           ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                     RATE         DATE            VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 0.61%
$ 28,000,000   FHLB+/-                                                           1.03%      01/28/2009    $   28,000,000
  28,000,000   FHLB+/-                                                           1.03       01/30/2009        28,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $56,000,000)                                                      56,000,000
                                                                                                          --------------
CERTIFICATES OF DEPOSIT: 8.59%
  32,700,000   ALLIED IRISH BANKS (NEW YORK)                                     2.90       12/05/2008        32,700,000
  33,000,000   BANK OF IRELAND (CONNECTICUT)                                     3.95       01/21/2009        33,000,000
 118,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                2.55       08/14/2009       118,000,000
  29,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                   1.93       02/27/2009        29,000,000
  13,000,000   BARCLAYS BANK PLC (NEW YORK)                                      3.00       04/20/2009        13,000,000
  74,500,000   BNP PARIBAS (NEW YORK)                                            3.12       02/20/2009        74,500,000
  60,000,000   CALYON (NEW YORK)                                                 3.00       01/20/2009        60,000,000
  58,000,000   DEUTSCHE BANK (NEW YORK)+/-                                       4.42       08/04/2009        58,000,000
  75,000,000   DEXIA BANK (NEW YORK)                                             5.00       12/02/2008        75,000,000
  39,000,000   NATIXIS (NEW YORK)                                                2.92       12/01/2008        39,000,000
  30,500,000   NATIXIS (NEW YORK)                                                3.04       01/12/2009        30,500,000
  50,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                  3.02       03/09/2009        50,000,000
  28,500,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                3.21       10/01/2009        28,500,000
  46,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                              3.98       04/23/2009        46,000,000
  20,000,000   U.S. BANK NATIONAL ASSOCIATION                                    2.86       04/20/2009        20,000,000
  30,000,000   UNICREDITO ITALIANO (NEW YORK)                                    3.00       12/08/2008        30,000,000
  55,000,000   UNICREDITO ITALIANO (NEW YORK)                                    5.00       12/02/2008        55,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $792,200,000)                                                            792,200,000
                                                                                                          --------------
COMMERCIAL PAPER: 54.63%
  82,800,000   ALLIED IRISH BANKS##                                              2.08       02/13/2009        82,445,984
  29,000,000   ALLIED IRISH BANKS##                                              2.87       12/15/2008        28,967,633
 109,000,000   ALPINE SECURITIZATION##                                           4.75       12/23/2008       108,683,597
  60,800,000   AMSTEL FUNDING CORPORATION##                                      3.45       12/01/2008        60,800,000
  37,000,000   AMSTEL FUNDING CORPORATION##                                      3.50       05/15/2009        36,406,458
  57,300,000   AMSTERDAM FUNDING CORPORATION##                                   4.05       12/18/2008        57,190,414
  20,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.04       04/20/2009        19,763,556
  30,000,000   APRECO LLC##                                                      1.65       01/15/2009        29,938,125
  25,400,000   ASB FINANCE LIMITED (LONDON)##                                    3.01       05/07/2009        25,066,576
  18,000,000   BARCLAYS US FUNDING LLC##                                         3.11       03/10/2009        17,846,055
  32,300,000   BASF SE##                                                         1.83       01/16/2009        32,224,472
  18,400,000   BASF SE##                                                         1.90       01/12/2009        18,359,213
  18,800,000   BASF SE##                                                         1.90       02/05/2009        18,734,513
  18,800,000   BASF SE##                                                         1.90       02/11/2009        18,728,560
  28,800,000   BASF SE##                                                         2.00       02/17/2009        28,675,200
  39,700,000   BELMONT FUNDING LLC##                                             2.00       12/01/2008        39,700,000
  55,800,000   BELMONT FUNDING LLC##                                             2.13       12/03/2008        55,793,412
   7,000,000   BNP PARIBAS FINANCE INCORPORATED##                                4.80       12/12/2008         6,989,733
  24,000,000   BNZ INTERNATIONAL FUNDING##                                       2.80       12/11/2008        23,981,333
  40,800,000   BRYANT PARK FUNDING LLC##                                         1.60       02/12/2009        40,667,627
  50,000,000   CANCARA ASSET SECURITIZATION LLC##                                1.20       12/18/2008        49,971,667
  30,000,000   CANCARA ASSET SECURITIZATION LLC##                                1.40       12/12/2008        29,987,167
  17,200,000   CHARIOT FUNDING LLC##                                             3.80       12/19/2008        17,167,320
  69,000,000   CHARTA LLC##                                                      1.65       02/13/2009        68,765,975
  45,000,000   CITIBANK CREDIT CARD ISSUE TRUST##                                4.35       12/11/2008        44,945,625
  49,750,000   CITIBANK OMNI MASTER TRUST##                                      4.50       01/22/2009        49,426,625
  65,000,000   CITIBANK OMNI MASTER TRUST##                                      4.50       01/26/2009        64,545,000
  20,000,000   CITIBANK OMNI MASTER TRUST##                                      4.50       01/29/2009        19,852,500
  39,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 1.85       12/04/2008        38,993,987
  74,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.13       12/02/2008        73,995,622
  38,700,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.25       12/01/2008        38,700,000
  30,000,000   CME GROUP INCORPORATED##                                          2.30       01/13/2009        29,917,583
  33,300,000   CME GROUP INCORPORATED##                                          2.40       01/23/2009        33,182,340
  37,600,000   CME GROUP INCORPORATED##                                          2.45       01/14/2009        37,487,409
  37,000,000   CME GROUP INCORPORATED##                                          3.00       01/13/2009        36,867,417
 103,500,000   E.ON AG##                                                         2.40       01/22/2009       103,141,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                     RATE         DATE            VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
COMMERCIAL PAPER (continued)
$ 46,000,000   EBBETS FUNDING LLC##                                              2.00%      12/01/2008    $   46,000,000
  99,600,000   EBBETS FUNDING LLC##                                              2.13       12/03/2008        99,588,242
  13,300,000   ELYSIAN FUNDING LLC##                                             2.00       12/01/2008        13,300,000
  25,000,000   ELYSIAN FUNDING LLC##                                             2.00       12/04/2008        24,995,833
  30,700,000   ERASMUS CAPITAL CORPORATION##                                     1.20       12/02/2008        30,698,977
   5,900,000   FAIRWAY FINANCE CORPORATION##                                     1.20       12/02/2008         5,899,803
  59,500,000   FAIRWAY FINANCE CORPORATION##                                     4.40       12/11/2008        59,427,278
  20,750,000   FAIRWAY FINANCE CORPORATION##                                     4.40       01/14/2009        20,638,411
  45,000,000   FAIRWAY FINANCE CORPORATION##                                     4.50       12/10/2008        44,949,375
  42,900,000   FALCON ASSET SECURITIES COMPANY LLC##                             3.80       12/22/2008        42,804,905
  25,000,000   FORTIS FUNDING LLC##                                              3.10       03/05/2009        24,797,639
   6,000,000   FOXBORO FUNDING LIMITED+/-(i)                                     2.67       02/06/2009         6,000,000
  39,000,000   GALLEON CAPITAL LLC##                                             1.85       12/04/2008        38,993,987
  74,000,000   GALLEON CAPITAL LLC##                                             2.13       12/02/2008        73,995,622
  40,000,000   GALLEON CAPITAL LLC##                                             2.25       12/01/2008        40,000,000
  82,750,000   GE CAPITAL##                                                      1.85       02/18/2009        82,414,058
   4,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.00       01/07/2009         3,991,778
  50,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.00       01/09/2009        49,891,667
  32,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           4.40       01/22/2009        31,796,622
  20,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           4.50       12/17/2008        19,960,000
  25,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           4.50       12/18/2008        24,946,875
  69,000,000   GOVCO LLC##                                                       1.60       02/11/2009        68,779,200
  69,000,000   GOVCO LLC##                                                       2.50       04/27/2009        68,295,625
 139,000,000   GRAMPIAN FUNDING LLC##                                            1.65       12/01/2008       139,000,000
   6,000,000   GREENWICH CAPITAL HOLDINGS##                                      1.90       12/08/2008         5,997,783
  40,000,000   IRISH LIFE & PERMANENT LLC##                                      4.45       01/20/2009        39,752,778
  25,000,000   IRISH LIFE & PERMANENT PLC##                                      1.95       12/22/2008        24,971,563
  85,000,000   IRISH LIFE & PERMANENT PLC##                                      5.50       12/01/2008        85,000,000
  10,700,000   JUPITER SECURITY COMPANY LLC##                                    3.80       12/05/2008        10,695,482
  23,600,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##                  3.01       02/05/2009        23,469,767
  31,000,000   LIBERTY STREET FUNDING  LLC##                                     4.50       12/17/2008        30,938,000
  14,300,000   LIBERTY STREET FUNDING LLC##                                      2.10       02/12/2009        14,239,106
  10,000,000   LIBERTY STREET FUNDING LLC##                                      3.85       01/22/2009         9,944,389
  29,750,000   LIBERTY STREET FUNDING LLC##                                      4.00       01/23/2009        29,574,806
  70,000,000   LIBERTY STREET FUNDING LLC##                                      4.60       01/15/2009        69,597,500
  12,900,000   LMA AMERICAS LLC##                                                2.12       01/12/2009        12,868,094
   9,000,000   LOS ANGELES DEPARTMENT AIRPORT##                                  2.50       12/01/2008         9,000,000
  64,500,000   MATCHPOINT MASTER TRUST##                                         4.45       01/13/2009        64,157,165
 111,000,000   MERRILL LYNCH & COMPANY TLGP##                                    2.42       01/21/2009       110,620,241
  18,000,000   METLIFE SHORT TERM FUNDING LLC##                                  2.11       02/12/2009        17,922,985
  18,000,000   METLIFE SHORT TERM FUNDING LLC##                                  2.11       02/13/2009        17,921,930
   5,000,000   METLIFE SHORT TERM FUNDING LLC##                                  2.25       12/16/2008         4,995,313
  40,750,000   METLIFE SHORT TERM FUNDING LLC##                                  3.80       01/23/2009        40,522,026
  80,000,000   METLIFE SHORT TERM FUNDING LLC##                                  4.50       01/16/2009        79,540,000
  20,000,000   MONT BLANC CAPITAL CORPORATION##                                  1.40       12/18/2008        19,986,778
  78,900,000   MONT BLANC CAPITAL CORPORATION##                                  4.35       12/04/2008        78,871,399
  26,000,000   NATIONWIDE BUILDING SOCIETY##                                     2.89       12/04/2008        25,993,738
  35,000,000   NATIONWIDE BUILDING SOCIETY##                                     3.04       01/12/2009        34,875,867
  66,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##                         1.40       12/05/2008        65,989,733
   7,000,000   OAKLAND-ALAMEDA COUNTY                                            2.50       12/03/2008         7,000,000
  52,800,000   OLD LINE FUNDING LLC##                                            3.75       12/16/2008        52,717,500
 114,000,000   PICAROS FUNDING LLC##                                             2.50       02/23/2009       113,335,000
  20,000,000   PICAROS FUNDING LLC##                                             2.50       02/27/2009        19,877,778
  11,000,000   PICAROS FUNDING LLC##                                             4.50       12/15/2008        10,980,750
  35,750,000   PICAROS FUNDING LLC##                                             4.75       01/12/2009        35,551,885
  75,000,000   PRUDENTIAL PLC##                                                  1.65       12/19/2008        74,938,125
  31,000,000   PRUDENTIAL PLC##                                                  1.75       12/01/2008        31,000,000
   9,000,000   PRUDENTIAL PLC##                                                  2.25       12/04/2008         8,998,313
  60,000,000   PRUDENTIAL PLC##                                                  2.45       12/24/2008        59,906,083
   3,000,000   PRUDENTIAL PLC##                                                  3.75       01/14/2009         2,986,250
  25,000,000   RANGER FUNDING COMPANY LLC##                                      3.95       12/17/2008        24,956,111
  50,000,000   REGENCY MARKETS # 1 LLC##                                         1.35       12/15/2008        49,973,750
  54,700,000   REGENCY MARKETS # 1 LLC##                                         1.75       01/14/2009        54,583,003

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                     RATE         DATE            VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
COMMERCIAL PAPER (continued)
$ 45,000,000   REGENCY MARKETS # 1 LLC##                                         4.40%      01/20/2009    $   44,725,000
  15,000,000   SCALDIS CAPITAL LLC##                                             2.30       01/07/2009        14,964,542
   6,000,000   SCALDIS CAPITAL LLC##                                             2.30       02/10/2009         5,972,783
  55,000,000   SCALDIS CAPITAL LLC##                                             2.35       02/19/2009        54,712,778
  22,000,000   SCALDIS CAPITAL LLC##                                             2.55       02/23/2009        21,869,100
  27,000,000   SCALDIS CAPITAL LLC##                                             3.30       12/03/2008        26,995,050
  34,300,000   SHEFFIELD RECEIVABLES##                                           1.60       02/05/2009        34,199,387
  52,650,000   SHEFFIELD RECEIVABLES##                                           1.60       02/06/2009        52,493,220
  39,700,000   STARBIRD FUNDING CORPORATION##                                    1.35       12/02/2008        39,698,511
   3,000,000   STARBIRD FUNDING CORPORATION##                                    2.00       12/08/2008         2,998,833
  71,000,000   STARBIRD FUNDING CORPORATION##                                    3.80       12/29/2008        70,790,156
  39,500,000   SURREY FUNDING CORPORATION##                                      4.50       01/27/2009        39,218,563
  41,000,000   SURREY FUNDING CORPORATION##                                      4.50       01/28/2009        40,702,750
   6,800,000   SWEDBANK AB##                                                     3.02       12/09/2008         6,795,436
  22,900,000   THAMES ASSET GLOBAL SECURITIZATION##                              1.85       02/25/2009        22,798,795
  70,300,000   THAMES ASSET GLOBAL SECURITIZATION##                              2.20       03/09/2009        69,878,981
  17,523,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.00       01/26/2009        17,413,968
  19,700,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.25       12/08/2008        19,683,720
  22,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.75       12/15/2008        21,959,361
  19,700,000   THUNDER BAY FUNDING LLC##                                         3.75       12/15/2008        19,671,271
  54,000,000   TICONDEROGA FUNDING LLC##                                         1.50       01/09/2009        53,912,250
  69,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                 2.20       02/17/2009        68,671,100
  20,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                 2.30       03/03/2009        19,882,444
  35,000,000   TULIP FUNDING CORPORATION##                                       4.55       01/21/2009        34,774,396
  31,000,000   TULIP FUNDING CORPORATION##                                       4.60       01/15/2009        30,821,750
  84,000,000   VERSAILLES CDS LLC##                                              2.25       12/01/2008        84,000,000
  43,000,000   WINDMILL FUNDING CORPORATION##                                    1.60       02/11/2009        42,862,400
  24,000,000   WINDMILL FUNDING CORPORATION##                                    4.50       12/18/2008        23,949,000
  31,000,000   WINDMILL FUNDING CORPORATION##                                    4.60       01/07/2009        30,853,439
TOTAL COMMERCIAL PAPER (COST $5,040,595,770)                                                               5,040,595,770
                                                                                                          --------------
CORPORATE BONDS & NOTES: 4.40%
  10,000,000   BANK OF IRELAND+/-++                                              4.32       10/02/2009        10,000,000
   7,000,000   BASF FINANCE EUROPE NV+/-++                                       4.51       11/20/2009         7,000,000
  75,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                4.35       10/02/2009        75,000,000
   7,500,000   DNB NOR BANK ASA+/-++                                             1.41       03/25/2009         7,500,000
   7,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                  1.64       12/12/2008         7,000,000
  19,500,000   HSBC USA INCORPORATED+/-                                          5.22       10/15/2009        19,500,000
   5,000,000   INTESA BANK (IRELAND) PLC+/-++                                    1.42       03/25/2009         5,000,000
   4,000,000   IRISH LIFE & PERMANENT PLC+/-++                                   3.78       03/20/2009         4,000,000
  46,600,000   RABOBANK NEDERLAND NV+/-++                                        2.58       10/09/2009        46,600,000
  48,000,000   ROYAL BANK OF CANADA+/-++                                         2.45       10/15/2009        48,000,000
  90,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                             3.22       10/09/2009        90,000,000
  86,500,000   WACHOVIA BANK NA+/-(l)                                            4.42       05/01/2009        86,500,000
TOTAL CORPORATE BONDS & NOTES (COST $406,100,000)                                                            406,100,000
                                                                                                          --------------
EXTENDABLE BONDS: 0.79%
  65,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                              2.39       09/25/2009        65,000,000
   3,000,000   MERRILL LYNCH & COMPANY+/-                                        1.62       03/18/2009         3,000,000
   5,000,000   MERRILL LYNCH & COMPANY+/-                                        3.42       03/24/2009         5,000,000
TOTAL EXTENDABLE BONDS (COST $73,000,000)                                                                     73,000,000
                                                                                                          --------------
MEDIUM TERM NOTES: 1.89%
  15,300,000   COUNTRYWIDE FINANCE CORPORATION+/-                                4.35       01/05/2009        15,304,791
  20,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           1.79       10/09/2009        20,000,000
  35,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                3.51       10/19/2009        35,000,000
  44,000,000   NEW YORK LIFE GLOBAL FUNDING+/-++                                 2.28       05/13/2009        44,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                     RATE         DATE             VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
MEDIUM TERM NOTES (continued)
   $60,000,000  TOYOTA MOTOR CREDIT CORPORATION+/-                               1.82%      02/03/2009    $   60,000,000
TOTAL MEDIUM TERM NOTES (COST $174,304,791)                                                                  174,304,791
MUNICIPAL BONDS & NOTES: 1.43%
  15,655,000   ACADEMY OF THE NEW CHURCH+/- ss                                   3.50       02/01/2025        15,655,000
  18,000,000   BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                         1.55       07/01/2032        18,000,000
   5,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED)+/- ss                                3.00       05/01/2022         5,100,000
  30,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CL I
                  SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/- ss              5.55       05/01/2038        30,000,000
  29,990,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/- ss             4.75       05/01/2049        29,990,000
   8,300,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                         2.30       05/15/2034         8,300,000
   5,910,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                  REVENUE, GO OF AUTHORITY)+/- ss                                1.80       07/01/2038         5,910,000
   6,500,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                  REVENUE, GO OF AUTHORITY)+/- ss                                1.80       07/01/2048         6,500,000
  10,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                         2.30       06/01/2034        10,000,000
   2,000,000   WAUKESHA HEALTH SYSTEM INCORPORATED (HFR)+/- ss                   2.75       08/15/2026         2,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $131,455,000)                                                            131,455,000
                                                                                                          --------------
REPURCHASE AGREEMENTS: 11.90%
 100,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,002,333)                       0.28       12/01/2008       100,000,000
 286,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $286,010,725)            0.45       12/01/2008       286,000,000
  92,134,647   CITIGROUP GLOBAL MARKETS INCORPORATED- 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $92,136,950)          0.30       12/01/2008        92,134,647
 100,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $100,002,500)            0.30       12/01/2008       100,000,000
 100,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $100,002,500)      0.30       12/01/2008       100,000,000
 208,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $208,006,933)                       0.40       12/01/2008       208,000,000
  74,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $74,005,242)             0.85       12/01/2008        74,000,000
  38,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $ 38,003,958)            1.25       12/01/2008        38,000,000
 100,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $100,002,083)            0.25       12/01/2008       100,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,098,134,647)                                                          1,098,134,647
                                                                                                          --------------
SECURED MASTER NOTE AGREEMENT: 3.15%
 139,189,000   BANK OF AMERICA SECURITIES LLC+/-++                               0.88       09/09/2034       139,189,000
 151,114,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-++                        0.88       09/09/2049       151,114,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $290,303,000)                                                      290,303,000
                                                                                                          --------------
TIME DEPOSITS: 12.70%
  83,000,000   BANK OF AMERICA                                                   0.30       12/01/2008        83,000,000
  69,000,000   BANK OF IRELAND                                                   1.25       12/01/2008        69,000,000
 152,000,000   BANK OF NOVA SCOTIA                                               0.40       12/01/2008       152,000,000
  69,000,000   BNP PARIBAS PARIS                                                 1.00       12/01/2008        69,000,000
  77,000,000   CALYON GRAND CAYMAN                                               0.88       12/01/2008        77,000,000
 103,000,000   DEXIA CREDIT  LOCAL DE FRANCE                                     1.70       12/01/2008       103,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

HERITAGE MONEY MARKET FUND

                                                                               INTEREST
  PRINCIPAL    SECURITY NAME                                                     RATE     MATURITY DATE        VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
TIME DEPOSITS (continued)
$103,000,000   FORTIS BANK GRAND CAYMAN                                          1.05%      12/01/2008    $  103,000,000
 154,000,000   KBC BANK NV BRUSSELS                                              1.10       12/01/2008       154,000,000
 154,000,000   LLOYDS TSB  BANK PLC LONDON                                       0.90       12/01/2008       154,000,000
  69,000,000   NATEXIS BANQUES POPULAIR                                          1.00       12/01/2008        69,000,000
 139,000,000   SOCIETE GENERALE CAYMAN                                           0.75       12/01/2008       139,000,000
TOTAL TIME DEPOSITS (COST $1,172,000,000)                                                                  1,172,000,000
                                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $9,234,093,208)*                                             100.09%                             $9,234,093,208
OTHER ASSETS AND LIABILITIES, NET                                      (0.09)                                 (7,899,271)
                                                                      ------                              --------------
TOTAL NET ASSETS                                                      100.00%                             $9,226,193,937
                                                                      ------                              --------------

+/-   VARIABLE RATE INVESTMENTS.

##  ZERO COUPON BOND.  INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i) ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $86,500,000.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

                                                                              INTEREST
 PRINCIPAL   SECURITY NAME                                                      RATE     MATURITY DATE       VALUE
----------   --------------------------------------------------------------   --------   -------------   ------------
MUNICIPAL BONDS & NOTES: 97.77%
MINNESOTA: 97.77%
$  223,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN
                HOMES SERIES A UNITED STATES BANK INSURED (HCFR, US BANK NA
                LOC) ss +/-                                                     1.05%      09/01/2029    $    223,000
   144,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                LOC) ss +/-                                                     1.05       09/01/2029         144,000
   250,000   BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA
                INSURED) ss +/-                                                 1.13       11/15/2032         250,000
   305,000   BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER (HOUSING
                REVENUE, US BANK NA LOC) ss +/-                                 1.15       08/01/2025         305,000
 3,090,000   BLOOMINGTON MN SERIES A1 (HOUSING REVENUE, FNMA INSURED)
                ss +/-                                                          1.13       07/15/2032       3,090,000
 5,000,000   BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR,
                FIRSTAR BANK NA LOC) ss +/-                                     1.05       12/01/2014       5,000,000
   100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)
                ss +/-                                                          1.00       07/15/2030         100,000
   200,000   BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING REVENUE,
                FNMA INSURED) ss +/-                                            1.00       10/15/2033         200,000
 1,225,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                INSURED) ss +/-                                                 1.00       01/01/2035       1,225,000
 4,715,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW
                YORK LOC) ss +/-                                                1.20       11/01/2035       4,715,000
 1,170,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                NATIONAL BANK NA LOC) ss +/-                                    0.95       06/01/2013       1,170,000
   955,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE,
                FNMA INSURED) ss +/-                                            1.13       06/15/2038         955,000
 1,400,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                INSURED) ss +/-                                                 1.05       05/01/2027       1,400,000
   335,000   DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS PROJECT
                SERIES B (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)
                ss +/-                                                          1.40       09/01/2038         335,000
 5,140,000   DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
                DEVELOPMENT REVENUE, US BANK NA LOC) ss +/-                     0.81       01/01/2012       5,140,000
 4,600,000   DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL
                SERVICES LOC) ss +/-                                            1.14       06/01/2029       4,600,000
 3,555,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER
                REVENUE, AMBAC INSURED) ss +/-                                  0.92       01/01/2030       3,555,000
 5,000,000   DULUTH MN SEAWAY PORT AUTHORITY SAINT LAWRENCE CEMENT
                INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE,
                WACHOVIA BANK LOC) ss +/-                                       1.18       03/01/2020       5,000,000
 1,800,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-          1.43       02/01/2021       1,800,000
   900,000   FARMINGTON MN INDEPENDENT SCHOOL DISTRICT NUMBER 192 (OTHER
                REVENUE, FIRST SECURITY BANK LOC) ss +/-                        0.75       02/01/2026         900,000
   815,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC) ss +/-             1.25       04/15/2035         815,000
 1,245,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER
                REVENUE, FNMA INSURED) ss +/-                                   1.13       06/15/2038       1,245,000
 1,115,000   MANKATO MN SERIES E (PROPERTY TAX REVENUE, US BANK NA LOC)
                ss +/-                                                          1.05       02/01/2018       1,115,000
 1,110,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                LOC) ss +/-                                                     1.00       03/01/2029       1,110,000
   685,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)
                ss +/-                                                          1.05       10/01/2031         685,000
 7,000,000   MINNEAPOLIS & SAINT PAUL METROPOLITAN AIRPORTS COMMISSION
                SERIES A (AIRPORT REVENUE, FGIC INSURED) ss                     5.13       01/01/2009       7,087,419
   975,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA HEALTH CARE
                FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE, FIRST
                SECURITY BANK LOC) ss +/-                                       1.30       08/15/2034         975,000
 8,585,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA SERIES B1
                (HEALTHCARE FACILITIES REVENUE, BANK OF NEW YORK LOC)
                ss +/-                                                          0.65       11/15/2034       8,585,000
 3,170,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                REVENUE, US BANK NA LOC) ss +/-                                 1.13       10/01/2024       3,170,000
 4,400,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
                NA LOC) ss +/-                                                  1.25       10/01/2032       4,400,000
   500,000   MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT
                (HOUSING REVENUE, FNMA INSURED) ss +/-                          0.90       12/01/2014         500,000
   180,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                REVENUE, US BANK NA LOC) ss +/-                                 1.05       10/01/2021         180,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

                                                                              INTEREST
 PRINCIPAL   SECURITY NAME                                                      RATE     MATURITY DATE       VALUE
----------   --------------------------------------------------------------   --------   -------------   ------------
MINNESOTA (continued)
$1,115,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
                REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-                   1.18%      01/01/2033    $  1,115,000
 4,510,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                SERIES B (HCFR, FIRST SECURITY BANK LOC) ss +/-                 1.30       08/15/2025       4,510,000
   600,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)
                ss +/-                                                          1.30       08/15/2025         600,000
 8,115,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
                CARE FACILITY ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT)
                ss +/-                                                          1.30       02/15/2030       8,115,000
 4,085,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                2003-B06 (PCR LOC) ss +/-                                       1.35       03/01/2021       4,085,000
 7,500,000   MINNESOTA RURAL WATER FINANCE AUTHORITY PUBLIC PROJECTS
                CONSTRUCTION NOTES (WATER REVENUE)                              2.75       06/01/2009       7,525,705
 3,275,000   MINNESOTA STATE (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK
                LOC) ss +/-                                                     1.03       06/01/2016       3,275,000
 2,300,000   MINNESOTA STATE CLASS A (TAX REVENUE, CITIBANK NA LOC)
                ss +/-                                                          1.06       10/01/2019       2,300,000
   605,000   MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES 6E1 (COLLEGE
                & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)
                ss +/-                                                          1.02       10/01/2016         605,000
 1,700,000   MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE &
                UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)
                ss +/-                                                          1.20       10/01/2020       1,700,000
   290,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H HARRIS TRUST
                & SAVINGS BANK INSURED  (COLLEGE & UNIVERSITY REVENUE LOC)
                ss +/-                                                          1.20       10/01/2030         290,000
   965,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
                (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK
                LOC) ss +/-                                                     1.02       10/01/2016         965,000
   500,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES 1 (HOUSING
                REVENUE, LLOYDS BANK LOC) ss +/-                                1.05       01/01/2036         500,000
 6,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING
                REVENUE, FHLB INSURED) ss +/-                                   1.05       07/01/2048       6,000,000
 1,300,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                AUTHORITY) ss +/-                                               1.18       01/01/2010       1,300,000
   200,000   MINNESOTA STATE OLAF COLLEGE SERIES 5-M1 (COLLEGE AND
                UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)
                ss +/-                                                          1.20       10/01/2032         200,000
   325,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING
                REVENUE, GENERAL OBLIGATION OF AUTHORITY) ss +/-                0.93       01/01/2032         325,000
 3,030,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-           1.00       10/01/2021       3,030,000
 3,205,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-           1.00       04/01/2025       3,205,000
 1,680,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-           1.00       04/01/2027       1,680,000
 4,115,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                REVENUE, BANK OF NEW YORK LOC) ss +/-                           1.00       10/01/2032       4,115,000
 3,075,000   MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                LOC) ss +/-                                                     1.25       05/01/2026       3,075,000
 3,120,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT  (MFHR LOC)
                ss +/-                                                          1.25       07/15/2032       3,120,000
 1,800,000   OAKDALE MN COTTAGE HOMESTEADS OF ASPEN (HOUSING REVENUE,
                FHLMC INSURED) ss +/-                                           1.25       06/01/2045       1,800,000
   540,000   PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK
                NA LOC) ss +/-                                                  1.40       10/01/2010         540,000
 3,695,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
                FHLMC INSURED) ss +/-                                           1.13       08/01/2034       3,695,000
 4,945,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                BANK NA LOC) ss +/-                                             1.13       10/01/2038       4,945,000
   445,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK
                NA LOC) ss +/-                                                  1.05       10/01/2029         445,000
 1,420,000   SAINT PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES
                A (HOUSING REVENUE, FNMA INSURED) ss +/-                        1.13       06/01/2032       1,420,000
 1,100,000   SAINT PAUL MN METROPOLITAN AREA WASTE WATER TREATMENT (SEWER
                REVENUE)                                                        5.00       03/01/2009       1,107,257
 7,615,000   SCA TAX-EXEMPT TRUST PT 2523 BURNVILLE MN (HOUSING REVENUE
                LOC) ss +/-                                                     2.71       01/01/2030       7,615,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

                                                                              INTEREST
 PRINCIPAL   SECURITY NAME                                                      RATE     MATURITY DATE      VALUE
----------   --------------------------------------------------------------   --------   -------------   ------------
MINNESOTA (continued)
$  490,000   SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS
                PROJECT (HOUSING REVENUE, US BANK NALOC) ss +/-                 1.00%      02/15/2033    $    490,000
   500,000   ST PAUL MN HOUSING & RDA SCIENCE MUSEUM OF MINNESOTA SERIES A
                (RECREATIONAL FACILITIES REVENUE, US BANK NA LOC)
                ss +/-                                                          0.87       05/01/2027         500,000
 4,000,000   ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE
                NATIONAL BANK NA LOC) ss +/-                                    1.13       10/01/2037       4,000,000
 2,045,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-           1.03       10/01/2025       2,045,000
 4,700,000   ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                INSURED)                                                        2.50       04/06/2009       4,707,871
   370,000   ST. LOUIS PARK MN MFHR PARKSHORE PROJECT (HOUSING REVENUE,
                FNMA INSURED) ss +/-                                            1.00       08/01/2034         370,000
 5,425,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                FNMA INSURED) ss +/-                                            1.13       09/15/2031       5,425,000
 3,615,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-          1.18       06/15/2037       3,615,000
   300,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES D (IDR,
                DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                        4.20       03/01/2013         300,000
   580,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                        4.20       06/01/2015         580,000
 3,235,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                (WATER REVENUE LOC) ss +/-                                      4.00       12/01/2012       3,235,000
 2,155,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                        3.50       12/01/2019       2,155,000
 1,185,000   ST. PAUL MN HOUSING & RDA KENDRICK APARTMENTS PROJECTS
                (HOUSING REVENUE, US BANK NA LOC) ss +/-                        1.35       01/01/2027       1,185,000
 1,550,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                      1.23       05/01/2022       1,550,000
   925,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                      1.20       10/01/2025         925,000
   400,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES
                06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK
                LOC) ss +/-                                                     1.20       04/01/2036         400,000
 1,820,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-               3.05       03/01/2021       1,820,000
    70,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-               3.05       03/01/2012          70,000
 7,060,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-               3.05       03/01/2022       7,060,000
   595,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
                ss +/-                                                          4.00       12/01/2025         595,000
   450,000   ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING COMPANY PROJECT
                SERIES A (IDR, US BANK NA LOC) ss +/-                           1.40       05/01/2016         450,000
 4,500,000   ST. PAUL MN PORT AUTHORITY SERIES 2005-4 SERIES I (ELECTRIC
                REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-               4.20       12/01/2025       4,500,000
 5,705,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                ALLIED IRISH BANK PLC LOC) ss +/-                               1.20       05/01/2025       5,705,000
   705,000   STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                LOC) ss +/-                                                     1.40       03/01/2018         705,000
 2,550,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY
                REVENUE, GENERAL OBLIGATION OF UNIVERSITY) ss +/-               0.60       08/15/2031       2,550,000
   400,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                REVENUE, GO OF UNIVERSITY) ss +/-                               0.60       12/01/2036         400,000
   900,000   WAYZATA MN INDEPENDENT SCHOOL DISTRICT #284 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                INSURED)                                                        4.50       02/01/2009         903,580
   700,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT
                SERIES A (IDR, HARRIS TRUST SAVINGS BANK LOC) ss +/-            1.50       06/01/2011         700,000
                                                                                                          210,118,832
                                                                                                         ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $210,118,832)                                                         210,118,832
                                                                                                         ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

                                                                              INTEREST
 PRINCIPAL   SECURITY NAME                                                      RATE     MATURITY DATE      VALUE
----------   --------------------------------------------------------------   --------   -------------   ------------
COMMERCIAL PAPER: 2.56%

$1,500,000   ROCHESTER MN HEALTH CARE                                           1.65%      12/11/2008    $  1,500,000
 4,000,000   ROCHESTER MN HEALTH CARE                                           1.00       02/12/2009       4,000,000
TOTAL COMMERCIAL PAPER (COST $5,500,000)                                                                    5,500,000
                                                                                                         ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $215,618,832)*                                              100.33%                             $215,618,832
OTHER ASSETS AND LIABILITIES, NET                                     (0.33)                                 (700,539)
                                                                     ------                              ------------
TOTAL NET ASSETS                                                     100.00%                             $214,918,293
                                                                     ------                              ------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET FUND

                                                                               INTEREST
  PRINCIPAL    SECURITY NAME                                                     RATE     MATURITY DATE        VALUE
------------   -------------------------------------------------------------   --------   -------------   ---------------
AGENCY NOTES - INTEREST BEARING: 0.91%
$ 52,000,000   FHLB+/-                                                           1.03%      01/28/2009    $    52,000,000
  54,000,000   FHLB+/-                                                           1.03       01/30/2009         54,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $106,000,000)                                                     106,000,000
                                                                                                          ---------------
CERTIFICATES OF DEPOSIT: 9.51%
  56,400,000   ALLIED IRISH BANKS (NEW YORK)                                     2.90       12/05/2008         56,400,000
  53,000,000   BANK OF IRELAND (CONNECTICUT)                                     3.95       01/21/2009         53,000,000
 221,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                2.55       08/14/2009        221,000,000
  67,000,000   BNP PARIBAS (NEW YORK)                                            3.12       02/20/2009         67,000,000
 124,000,000   CALYON (NEW YORK)                                                 3.00       01/20/2009        124,000,000
 132,000,000   DEUTSCHE BANK (NEW YORK)+/-                                       4.42       08/04/2009        132,000,000
  10,000,000   DEXIA BANK (NEW YORK)                                             5.00       12/02/2008         10,000,000
  63,000,000   NATIXIS (NEW YORK)                                                2.92       12/01/2008         63,000,000
  52,000,000   NATIXIS (NEW YORK)                                                3.04       01/12/2009         52,000,000
 115,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                  3.02       03/09/2009        115,000,000
  47,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                3.21       10/01/2009         47,000,000
  57,250,000   U.S. BANK NATIONAL ASSOCIATION                                    2.86       04/20/2009         57,250,000
  90,500,000   UNICREDITO ITALIANO (NEW YORK)                                    5.00       12/02/2008         90,500,000
  20,000,000   UNICREDITO ITALIANO (NEW YORK)                                    3.00       12/08/2008         20,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,108,150,000)                                                         1,108,150,000
                                                                                                          ---------------
COMMERCIAL PAPER: 42.79%
   9,000,000   ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                   2.50       12/09/2008          8,995,000
  77,000,000   ALLIED IRISH BANKS##                                              2.87       12/15/2008         76,914,059
  22,000,000   ALLIED IRISH BANKS##                                              2.08       02/13/2009         21,905,938
 192,100,000   ALPINE SECURITIZATION##                                           4.75       12/23/2008        191,542,376
  95,700,000   AMSTEL FUNDING CORPORATION##                                      3.45       12/01/2008         95,700,000
  57,000,000   AMSTEL FUNDING CORPORATION##                                      3.50       05/15/2009         56,085,625
  59,250,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.04       04/20/2009         58,549,533
  30,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.41       06/11/2009         29,454,400
  21,000,000   APRECO LLC##                                                      1.65       01/15/2009         20,956,687
  25,400,000   ASB FINANCE LIMITED (LONDON)##                                    3.01       05/07/2009         25,066,576
  37,000,000   BARCLAYS US FUNDING LLC##                                         3.11       03/10/2009         36,683,558
  18,400,000   BASF SE##                                                         1.90       01/12/2009         18,359,213
  22,950,000   BASF SE##                                                         1.83       01/16/2009         22,896,335
  23,500,000   BASF SE##                                                         1.90       02/05/2009         23,418,142
  23,250,000   BASF SE##                                                         1.90       02/11/2009         23,161,650
  16,000,000   BASF SE##                                                         2.00       02/17/2009         15,930,667
  50,900,000   BELMONT FUNDING LLC##                                             2.00       12/01/2008         50,900,000
  70,900,000   BELMONT FUNDING LLC##                                             2.13       12/03/2008         70,891,630
  50,000,000   BNZ INTERNATIONAL FUNDING##                                       2.80       12/11/2008         49,961,111
  22,700,000   BRYANT PARK FUNDING LLC##                                         1.60       02/12/2009         22,626,351
  27,750,000   CAFCO LLC##                                                       1.65       02/17/2009         27,650,794
  29,640,000   CHARIOT FUNDING LLC##                                             3.80       12/19/2008         29,583,684
  38,000,000   CHARTA LLC##                                                      1.65       02/13/2009         37,871,117
  23,000,000   CITIBANK OMNI MASTER TRUST##                                      4.85       12/18/2008         22,947,324
 101,000,000   CITIBANK OMNI MASTER TRUST##                                      4.50       01/26/2009        100,293,000
 105,000,000   CITIBANK OMNI MASTER TRUST##                                      4.50       01/29/2009        104,225,625
  49,600,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.25       12/01/2008         49,600,000
  95,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.13       12/02/2008         94,994,379
  48,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 1.85       12/04/2008         47,992,600
  37,000,000   CME GROUP INCORPORATED##                                          3.00       01/13/2009         36,867,414
  46,750,000   CME GROUP INCORPORATED##                                          2.45       01/14/2009         46,610,010
  18,500,000   CME GROUP INCORPORATED##                                          2.40       01/23/2009         18,434,633
  27,750,000   CRC FUNDING LLC##                                                 1.65       02/17/2009         27,650,794
 110,000,000   E.ON AG##                                                         2.40       01/22/2009        109,618,667
  59,000,000   EBBETS FUNDING LLC##                                              2.00       12/01/2008         59,000,000
 126,600,000   EBBETS FUNDING LLC##                                              2.13       12/03/2008        126,585,054
  30,949,000   EDISON ASSET SECURITIES LLC##                                     1.75       02/19/2009         30,828,643
  17,100,000   ELYSIAN FUNDING LLC##                                             2.00       12/01/2008         17,100,000
  31,000,000   ELYSIAN FUNDING LLC##                                             2.00       12/04/2008         30,994,833

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET FUND

                                                                               INTEREST
  PRINCIPAL    SECURITY NAME                                                     RATE     MATURITY DATE        VALUE
------------   -------------------------------------------------------------   --------   -------------   ---------------
COMMERCIAL PAPER (continued)
$ 40,200,000   ERASMUS CAPITAL CORPORATION##                                     1.20%      12/02/2008    $    40,198,660
   7,600,000   FAIRWAY FINANCE CORPORATION##                                     1.20       12/02/2008          7,599,747
 104,400,000   FAIRWAY FINANCE CORPORATION##                                     4.40       12/11/2008        104,272,400
  73,500,000   FALCON ASSET SECURITIES COMPANY LLC##                             3.80       12/22/2008         73,337,075
  42,000,000   FORTIS FUNDING LLC##                                              3.10       03/05/2009         41,660,033
  24,000,000   FOXBORO FUNDING LIMITED+/-(i)                                     2.67       02/06/2009         24,000,000
  50,000,000   GALLEON CAPITAL LLC##                                             2.25       12/01/2008         50,000,000
  95,000,000   GALLEON CAPITAL LLC##                                             2.13       12/02/2008         94,994,379
  48,000,000   GALLEON CAPITAL LLC##                                             1.85       12/04/2008         47,992,600
  45,900,000   GE CAPITAL##                                                      1.85       02/18/2009         45,713,659
  39,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.00       01/07/2009         38,919,833
  30,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.00       01/09/2009         29,935,000
  15,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.00       02/11/2009         14,940,000
  38,000,000   GOVCO LLC##                                                       1.60       02/11/2009         37,878,400
  38,000,000   GOVCO LLC##                                                       2.50       04/27/2009         37,612,083
 172,000,000   GRAMPIAN FUNDING LLC##                                            1.65       12/01/2008        172,000,000
  20,000,000   GREENWICH CAPITAL HOLDINGS##                                      1.90       12/08/2008         19,992,611
  65,000,000   IRISH LIFE & PERMANENT LLC##                                      4.45       01/20/2009         64,598,264
  18,400,000   JUPITER SECURITY COMPANY LLC##                                    3.80       12/05/2008         18,392,231
  40,600,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##                  3.01       02/05/2009         40,375,956
  51,000,000   LIBERTY STREET FUNDING  LLC##                                     4.50       12/17/2008         50,898,000
  35,000,000   LIBERTY STREET FUNDING LLC##                                      3.85       01/22/2009         34,805,361
  17,800,000   LIBERTY STREET FUNDING LLC##                                      2.10       02/12/2009         17,724,202
   9,200,000   LMA AMERICAS LLC##                                                2.12       01/12/2009          9,177,245
  12,000,000   LOS ANGELES DEPARTMENT AIRPORT##                                  2.50       12/01/2008         12,000,000
 139,000,000   MERRILL LYNCH & COMPANY TLGP##                                    2.42       01/21/2009        138,524,446
  17,000,000   METLIFE SHORT TERM FUNDING LLC##                                  2.25       12/16/2008         16,984,063
  62,000,000   METLIFE SHORT TERM FUNDING LLC##                                  3.80       01/23/2009         61,653,144
  25,700,000   METLIFE SHORT TERM FUNDING LLC##                                  2.11       02/12/2009         25,590,040
  25,450,000   METLIFE SHORT TERM FUNDING LLC##                                  2.11       02/13/2009         25,339,618
  45,000,000   NATIONWIDE BUILDING SOCIETY##                                     2.89       12/04/2008         44,989,163
  40,000,000   NATIONWIDE BUILDING SOCIETY##                                     3.04       01/12/2009         39,858,133
  82,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##                         1.40       12/05/2008         81,987,244
   8,000,000   OAKLAND-ALAMEDA COUNTY                                            2.50       12/03/2008          8,000,000
  89,100,000   OLD LINE FUNDING LLC##                                            3.75       12/16/2008         88,960,781
  28,000,000   PICAROS FUNDING LLC##                                             2.50       02/27/2009         27,828,889
  38,000,000   PRUDENTIAL PLC##                                                  1.75       12/01/2008         38,000,000
  16,000,000   PRUDENTIAL PLC##                                                  2.25       12/04/2008         15,997,000
   5,000,000   PRUDENTIAL PLC##                                                  3.75       01/14/2009          4,977,083
  42,900,000   RANGER FUNDING COMPANY LLC##                                      3.95       12/17/2008         42,824,687
  30,300,000   REGENCY MARKETS # 1 LLC##                                         1.75       01/14/2009         30,235,192
  62,390,000   REGENCY MARKETS # 1 LLC##                                         2.00       02/17/2009         62,119,643
  42,000,000   SCALDIS CAPITAL LLC##                                             3.30       12/03/2008         41,992,300
  21,000,000   SCALDIS CAPITAL LLC##                                             2.30       01/07/2009         20,950,358
   7,000,000   SCALDIS CAPITAL LLC##                                             2.30       02/10/2009          6,968,247
  10,000,000   SCALDIS CAPITAL LLC##                                             2.40       02/17/2009          9,948,000
 110,000,000   SCALDIS CAPITAL LLC##                                             2.35       02/19/2009        109,425,556
   8,000,000   SCALDIS CAPITAL LLC##                                             2.55       02/23/2009          7,952,400
  19,100,000   SHEFFIELD RECEIVABLES##                                           1.60       02/05/2009         19,043,973
  29,600,000   SHEFFIELD RECEIVABLES##                                           1.60       02/06/2009         29,511,858
  50,000,000   STARBIRD FUNDING CORPORATION##                                    1.35       12/02/2008         49,998,125
  10,000,000   STARBIRD FUNDING CORPORATION##                                    2.00       12/08/2008          9,996,111
 110,000,000   STARBIRD FUNDING CORPORATION##                                    3.80       12/29/2008        109,674,889
  61,250,000   SURREY FUNDING CORPORATION##                                      4.50       01/27/2009         60,813,594
  63,500,000   SURREY FUNDING CORPORATION##                                      4.50       01/28/2009         63,039,625
  13,800,000   SWEDBANK AB##                                                     3.02       12/09/2008         13,790,739
  34,750,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.25       12/08/2008         34,721,283
  22,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.00       01/26/2009         21,863,111
  26,308,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.50       01/26/2009         26,123,844
  28,600,000   THAMES ASSET GLOBAL SECURITIZATION##                              1.85       02/25/2009         28,473,604
  40,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              2.00       02/25/2009         39,808,889
  42,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              2.20       03/09/2009         41,748,467
  33,100,000   THUNDER BAY FUNDING LLC##                                         3.75       12/15/2008         33,051,729

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET FUND

                                                                               INTEREST
  PRINCIPAL    SECURITY NAME                                                     RATE     MATURITY DATE        VALUE
------------   -------------------------------------------------------------   --------   -------------   ---------------
COMMERCIAL PAPER (continued)
$ 39,000,000   TICONDEROGA FUNDING LLC##                                         1.50%      01/09/2009    $    38,936,625
  38,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                 2.20       02/17/2009         37,818,867
  55,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                 2.30       03/03/2009         54,676,722
  51,000,000   TULIP FUNDING CORPORATION##                                       4.60       01/15/2009         50,706,750
  15,600,000   TULIP FUNDING CORPORATION##                                       1.70       02/17/2009         15,542,540
 107,000,000   VERSAILLES COMMERCIAL PAPER LLC##                                 2.25       12/01/2008        107,000,000
  84,000,000   VICTORIA FINANCE LLC+/-++####(a)(i)                               4.82       01/16/2009         56,280,000
  24,000,000   WINDMILL FUNDING CORPORATION##                                    1.60       02/11/2009         23,923,200
TOTAL COMMERCIAL PAPER (COST $4,985,515,693)                                                                4,985,515,693
                                                                                                          ---------------
CORPORATE BONDS & NOTES: 13.52%
   3,000,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/- ss               5.00       11/15/2029          3,000,000
 113,200,000   BANK OF IRELAND+/-++                                              4.32       10/02/2009        113,200,000
  72,000,000   BASF FINANCE EUROPE NV+/-++                                       4.51       11/20/2009         72,000,000
  98,000,000   BES FINANCE LIMITED+/-++                                          2.91       03/02/2009         98,000,000
 118,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++      2.36       09/10/2009        118,000,000
  76,250,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                4.35       10/02/2009         76,250,000
 124,000,000   DNB NOR BANK ASA+/-++                                             3.27       03/25/2009        124,000,000
 152,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                  1.64       12/12/2008        152,000,029
   9,000,000   GBG LLC CUSTODY RECEIPTS+/- ss                                    4.00       09/01/2027          9,000,000
  60,000,000   HSBC USA INCORPORATED+/-                                          5.22       10/15/2009         60,000,000
 103,000,000   INTESA BANK (IRELAND) PLC+/-++                                    3.28       03/25/2009        103,000,000
  83,000,000   IRISH LIFE & PERMANENT PLC+/-++                                   3.78       03/20/2009         83,000,000
  10,835,000   LTF REAL ESTATE VRDN I LLC+/- ss                                  2.50       06/01/2033         10,835,000
  45,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                  2.02       01/06/2009         45,000,000
 150,400,000   RABOBANK NEDERLAND NV+/-++                                        2.58       10/09/2009        150,400,000
  38,250,000   ROYAL BANK OF CANADA+/-++                                         2.45       10/15/2009         38,250,000
  51,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                             3.22       10/09/2009         51,000,000
  69,250,000   SVENSKA HANDELSBANKEN AB+/-++                                     3.89       08/25/2009         69,250,000
 199,000,000   WACHOVIA BANK NA+/-(l)                                            4.42       05/01/2009        199,000,000
TOTAL CORPORATE BONDS & NOTES (COST $1,575,185,029)                                                         1,575,185,029
                                                                                                          ---------------
EXTENDABLE BONDS: 2.73%
  95,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                              2.39       09/25/2009         95,000,000
  67,000,000   MERRILL LYNCH & COMPANY+/-                                        1.62       03/18/2009         67,000,000
 121,500,000   MERRILL LYNCH & COMPANY+/-                                        3.42       03/24/2009        121,500,000
  34,000,000   THE NATURE CONSERVANCY+/-++(i)                                    3.31       10/05/2009         34,000,000
TOTAL EXTENDABLE BONDS (COST $317,500,000)                                                                    317,500,000
                                                                                                          ---------------
MEDIUM TERM NOTES: 2.65%
 130,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           1.79       10/09/2009        130,500,000
 117,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                3.51       10/19/2009        117,000,000
  61,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                                1.82       02/03/2009         61,000,000
TOTAL MEDIUM TERM NOTES (COST $308,500,000)                                                                   308,500,000
                                                                                                          ---------------
MUNICIPAL BONDS & NOTES: 1.67%
   8,200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED)+/- ss                                3.00       05/01/2022          8,200,000
  53,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CL I
                  SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/- ss              5.55       05/01/2038         53,000,000
  45,990,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/- ss             4.75       05/01/2049         45,990,000
  13,700,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                         2.30       05/15/2034         13,700,000
  21,415,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                  BANK OF AMERICA NA LOC)+/- ss                                  1.50       11/01/2028         21,414,019
   5,000,000   NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY
                  TAX REVENUE, BANK OF AMERICA NA LOC)+/- ss                     1.68       02/01/2026          5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET FUND

                                                                               INTEREST
  PRINCIPAL    SECURITY NAME                                                     RATE     MATURITY DATE        VALUE
------------   -------------------------------------------------------------   --------   -------------   ---------------
MUNICIPAL BONDS & NOTES (continued)
$  9,770,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/- ss                                                     6.00%      11/01/2037    $     9,770,000
  18,000,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE MENTAL HEALTH
                  FACILITIES IMPROVEMENT (OTHER REVENUE, DEXIA INSURED)+/-
                  ss                                                             7.00       02/15/2021         18,000,000
  12,000,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/- ss                    1.94       11/01/2041         12,000,000
   7,500,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA)+/- ss                                  5.00       09/01/2039          7,500,000
TOTAL MUNICIPAL BONDS & NOTES (COST $194,574,019)                                                             194,574,019
                                                                                                          ---------------
SECURED MASTER NOTE AGREEMENT: 3.74%
 216,987,000   BANK OF AMERICA SECURITIES LLC+/-++                               0.88       09/09/2034        216,987,000
 218,581,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-++                        0.88       09/09/2049        218,581,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $435,568,000)                                                       435,568,000
                                                                                                          ---------------
TIME DEPOSITS: 12.47%
  86,000,000   BANK OF AMERICA                                                   0.30       12/01/2008         86,000,000
  87,000,000   BANK OF IRELAND                                                   1.25       12/01/2008         87,000,000
 193,000,000   BANK OF NOVA SCOTIA                                               0.40       12/01/2008        193,000,000
  87,000,000   BNP PARIBAS PARIS                                                 1.00       12/01/2008         87,000,000
  98,000,000   CALYON GRAND CAYMAN                                               0.88       12/01/2008         98,000,000
 131,000,000   DEXIA CREDIT  LOCAL DE FRANCE                                     1.70       12/01/2008        131,000,000
 130,000,000   FORTIS BANK GRAND CAYMAN                                          1.05       12/01/2008        130,000,000
 191,000,000   KBC BANK NV BRUSSELS                                              1.10       12/01/2008        191,000,000
 191,000,000   LLOYDS TSB  BANK PLC LONDON                                       0.90       12/01/2008        191,000,000
  87,000,000   NATEXIS BANQUES POPULAIR                                          1.00       12/01/2008         87,000,000
 172,000,000   SOCIETE GENERALE CAYMAN                                           0.75       12/01/2008        172,000,000
TOTAL TIME DEPOSITS (COST $1,453,000,000)                                                                   1,453,000,000
                                                                                                          ---------------
REPURCHASE AGREEMENTS: 10.02%
 245,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $245,005,717)                       0.28       12/01/2008        245,000,000
 339,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $339,012,713)            0.45       12/01/2008        339,000,000
 200,213,728   CITIGROUP GLOBAL MARKETS INCORPORATED- 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $200,218,733)         0.30       12/01/2008        200,213,728
 242,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $242,008,067)                       0.40       12/01/2008        242,000,000
  93,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $93,006,588)             0.85       12/01/2008         93,000,000
  48,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $48,001,000)             1.25       12/01/2008         48,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,167,213,728)                                                           1,167,213,728
                                                                                                          ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $11,651,206,469)*                                            100.01%                             $11,651,206,469
OTHER ASSETS AND LIABILITIES, NET                                      (0.01)                                  (1,346,475)
                                                                      ------                              ---------------
TOTAL NET ASSETS                                                      100.00%                             $11,649,859,994
                                                                      ------                              ---------------

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET FUND

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $199,000,000.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   ------------
COMMERCIAL PAPER: 3.26%
$ 5,000,000   ASCENSION PARISH LA                                                 1.15%    03/12/2009   $  5,000,000
  1,175,000   ILLINOIS FINANCE AUTHORITY                                          1.75     01/06/2009      1,175,000
  4,350,000   METROPOLITAN TRANSPORTATION AUTHORITY                               1.35     12/02/2008      4,350,000
  2,500,000   ROCHESTER MN HEALTH CARE                                            1.80     01/08/2009      2,500,000
TOTAL COMMERCIAL PAPER (COST $13,025,000)                                                                 13,025,000
                                                                                                        ------------
MUNICIPAL BONDS & NOTES: 96.77%
ALABAMA: 3.95%
  7,800,000   COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                 COMPANY PROJECT (IDR) ss +/-                                     1.17     06/01/2028      7,800,000
  8,000,000   STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD THE MEAD
                 CORPORATION SERIES C (IDR, JPMORGAN CHASE BANK LOC)
                 ss +/-                                                           0.99     11/01/2033      8,000,000
                                                                                                          15,800,000
                                                                                                        ------------
ARIZONA: 2.67%
  1,295,000   ARIZONA HOUSING FINANCE AUTHORITY SERIES C (HOUSING REVENUE,
                 FHLMC INSURED) ss +/-                                            2.65     04/13/2009      1,295,000
  3,080,000   MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY VILLAGE
                 AT SUN VALLEY APARTMENTS PROJECT (MULTI-FAMILY HOUSING
                 REVENUE, FNMA INSURED) ss +/-                                    1.25     11/01/2043      3,080,000
  4,000,000   PHOENIX AZ IDA RANCHO LADERA PROJECT (MULTI-FAMILY HOUSING
                 REVENUE) ss +/-                                                  1.29     10/01/2023      4,000,000
  2,300,000   PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR)
                 ss +/-                                                           1.31     02/15/2031      2,300,000
                                                                                                          10,675,000
                                                                                                        ------------
COLORADO: 4.56%
  7,000,000   AURORA CO HOUSING AUTHORITY LIBERTY CREEK PROJECT (HOUSING
                 REVENUE, FNMA INSURED) ss +/-                                    1.13     02/15/2038      7,000,000
  5,000,000   COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE, LLOYDS
                 BANK LOC) ss +/-                                                 1.10     12/01/2042      5,000,000
  4,000,000   COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED
                 PROJECT SERIES A (OTHER REVENUE, US BANK NA LOC) ss +/-          1.23     01/01/2032      4,000,000
  1,000,000   FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES
                 A (HOUSING REVENUE, US BANK NA LOC) ss +/-                       1.30     12/01/2032      1,000,000
  1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC) ss +/-                     1.40     11/01/2020      1,250,000
                                                                                                          18,250,000
                                                                                                        ------------
DISTRICT OF COLUMBIA: 1.41%
  5,660,000   METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855
                 (AIRPORT REVENUE, FIRST SECURITY BANK LOC) ss +/-                1.87     10/01/2014      5,660,000
                                                                                                           5,660,000
                                                                                                        ------------
FLORIDA: 7.90%
  1,180,000   JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
                 INSURED) ss +/-                                                  1.25     09/15/2038      1,180,000
  1,800,000   MIAMI DADE COUNTY FL IDA FLORIDA POWER & LIGHT COMPANY
                 PROJECT (LEASE REVENUE) ss +/-                                   1.20     02/01/2023      1,800,000
  1,620,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A PREREFUNDED (GO -
                 SCHOOL DISTRICTS, MBIA INSURED) ss                               5.25     08/01/2009      1,673,848
  5,585,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C10 (OTHER
                 REVENUE, ROYAL BANK OF CANADA) ss +/-                            1.22     07/01/2010      5,585,000
 10,480,000   RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2 (OTHER
                 REVENUE, ROYAL BANK OF CANADA) ss +/-                            1.22     01/01/2034     10,480,000
  1,605,000   SAINT LUCIE COUNTY FL ROOF TRUSSES COMPANY PROJECT A
                 (INDUSTRIAL DEVELOPMENT REVENUE, WACHOVIA BANK LOC)
                 ss +/-                                                           1.35     11/01/2021      1,605,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   ------------
FLORIDA (continued)
$ 4,165,000   SARASOTA COUNTY FL PUBLIC HOSPITAL DISTRICT SARASOTA MEMORIAL
                 HOSPITAL A (HEALTHCARE FACILITIES REVENUE, NORTHERN TRUST
                 CORPORATION LOC) ss +/-                                          1.05%    07/01/2037   $  4,165,000
  5,105,000   SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING REVENUE,
                 FIRST SECURITY BANK LOC) ss +/-                                  2.80     01/01/2030      5,105,000
                                                                                                          31,593,848
                                                                                                        ------------
GEORGIA: 0.40%
     80,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER
                 REVENUE) ss +/-                                                  1.15     09/01/2029         80,000
  1,520,000   STEPHENS COUNTY GA DEVELOPMENT AUTHORITY CATERPILLAR
                 INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)
                 ss +/-                                                           1.38     08/01/2016      1,520,000
                                                                                                           1,600,000
                                                                                                        ------------
ILLINOIS: 5.89%
  4,530,000   CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC
                 DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK LOC)
                 ss +/-                                                           1.22     07/01/2033      4,530,000
  1,785,000   GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE CHICAGO
                 NA LOC) ss +/-                                                   1.90     04/01/2016      1,785,000
  3,015,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED
                 PROJECT (IDR) ss +/-                                             1.90     06/01/2017      3,015,000
    525,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B (OTHER
                 REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                  2.00     04/01/2038        525,000
  1,000,000   ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY
                 (INDUSTRIAL DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)
                 ss +/-                                                           1.05     01/01/2034      1,000,000
    815,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN
                 CHASE BANK LOC) ss +/-                                           1.90     12/01/2018        815,000
  2,600,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY BRAINARD LANDINGS
                 APARTMENTS (HOUSING REVENUE, US BANK NA LOC) ss +/-              1.05     05/01/2042      2,600,000
  1,755,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE
                 CHICAGO NA LOC) ss +/-                                           1.90     10/01/2021      1,755,000
  1,370,000   LAKE COUNTY IL COUNTYSIDE LANDFILL INCORPORATED (SOLID WASTE
                 REVENUE, JP MORGAN CHASE BANK LOC) ss +/-                        1.22     04/01/2021      1,370,000
  2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                 CORPORATION LOC) ss +/-                                          1.05     07/01/2029      2,600,000
  1,590,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JP MORGAN CHASE
                 BANK LOC) ss +/-                                                 1.90     12/01/2009      1,590,000
  1,960,000   VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR, LASALLE
                 NATIONAL BANK NA LOC) ss +/-                                     1.28     04/01/2025      1,960,000
                                                                                                          23,545,000
                                                                                                        ------------
INDIANA: 0.86%
  1,925,000   GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE,
                 FHLMC INSURED) ss +/-                                            1.25     09/01/2029      1,925,000
  1,500,000   NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
                 REVENUE, FEDERAL HOME LOAN BANK) ss +/-                          1.20     03/01/2041      1,500,000
                                                                                                           3,425,000
                                                                                                        ------------
IOWA: 1.48%
  5,800,000   DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK
                 NA LOC) ss +/-                                                   1.25     08/01/2027      5,800,000
    125,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
                 (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)
                 ss +/-                                                           1.20     06/01/2027        125,000
                                                                                                           5,925,000
                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   ------------
KANSAS: 1.50%
$ 1,000,000   OLATHE KS DIAMANT BOART SERIES A (INDUSTRIAL DEVELOPMENT
                 REVENUE) ss +/-                                                  1.13%    03/01/2027   $  1,000,000
  5,000,000   OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)
                 ss +/-                                                           1.35     08/01/2027      5,000,000
                                                                                                           6,000,000
                                                                                                        ------------
KENTUCKY: 3.27%
  4,155,000   DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE
                 GENERALE LOC) ss +/-                                             1.18     07/01/2020      4,155,000
  1,475,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
                 REVENUE)                                                         3.00     06/25/2009      1,484,979
  7,450,000   LOGAN COUNTY KY SOLID WASTE MANAGEMENT LLC PROJECT (OTHER
                 REVENUE, PNC BANK N.A.) ss +/-                                   0.98     03/01/2021      7,450,000
                                                                                                          13,089,979
                                                                                                        ------------
MICHIGAN: 2.44%
  5,300,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)                                3.00     08/20/2009      5,348,620
  4,405,000   WAYNE COUNTY AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE, JP
                 MORGAN CHASE BANK LOC) ss +/-                                    0.98     12/01/2016      4,405,000
                                                                                                           9,753,620
                                                                                                        ------------
MINNESOTA: 10.28%
  2,410,000   BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE,
                 LASALLE NATIONAL BANK NA LOC) ss +/-                             1.13     07/15/2032      2,410,000
  2,000,000   BLOOMINGTON MN SERIES A1 (HOUSING REVENUE, FNMA INSURED)
                 ss +/-                                                           1.13     07/15/2032      2,000,000
  1,800,000   COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE,
                 FNMA INSURED) ss +/-                                             1.13     06/15/2038      1,800,000
  1,985,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                 PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC) ss +/-              1.25     04/15/2035      1,985,000
  2,400,000   MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER
                 REVENUE, FNMA INSURED) ss +/-                                    1.13     06/15/2038      2,400,000
  1,200,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                 REVENUE, US BANK NA LOC) ss +/-                                  1.13     10/01/2024      1,200,000
  1,665,000   MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING
                 REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-                    1.18     01/01/2033      1,665,000
    495,000   MINNESOTA STATE HFA SERIES 1552 (HOUSING REVENUE, GO OF
                 AUTHORITY) ss +/-                                                1.18     01/01/2010        495,000
  2,520,000   PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE,
                 FHLMC INSURED) ss +/-                                            1.13     08/01/2034      2,520,000
  5,155,000   RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                 APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                 BANK NA LOC) ss +/-                                              1.13     10/01/2038      5,155,000
  1,045,000   RUSH CITY MN PLASTECH CORPORATION PROJECT (INDUSTRIAL
                 DEVELOPMENT REVENUE, US BANK NA LOC) ss +/-                      1.30     09/01/2014      1,045,000
  1,420,000   SAINT PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES
                 A (HOUSING REVENUE, FNMA INSURED) ss +/-                         1.13     06/01/2032      1,420,000
  1,595,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                 FNMA INSURED) ss +/-                                             1.13     09/15/2031      1,595,000
  3,850,000   ST. PAUL MN HEATING REVENUE SERIES F (OTHER REVENUE, DEXIA
                 CREDIT LOCAL DE FRANCE LOC) ss +/-                               4.20     12/01/2023      3,850,000
  7,135,000   ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A
                 (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-           1.18     06/15/2037      7,135,000
    450,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                 DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                         4.20     06/01/2015        450,000
    705,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR,
                 DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                         4.20     03/01/2018        705,000
    605,000   ST. PAUL MN HOUSING & RDA DISTRICT SERIES E (OTHER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                         3.50     12/01/2019        605,000
  2,595,000   ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
                 (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-           1.13     09/01/2035      2,595,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   ------------
MINNESOTA (continued)
$   100,000   WINONA MN PORT AUTHORITY BAY STREET MILLING COMPANY PROJECT
                 SERIES A (IDR, HARRIS TRUST SAVINGS BANK LOC) ss +/-             1.50%    06/01/2011   $    100,000
                                                                                                          41,130,000
                                                                                                        ------------
MISSISSIPPI: 2.00%
  7,995,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATION TO
                 MISSISSIPPI HOME SERIES A (OTHER REVENUE, WACHOVIA BANK LOC)
                 ss +/-                                                           1.48     12/01/2047      7,995,000
                                                                                                           7,995,000
                                                                                                        ------------
MISSOURI: 0.82%
  3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK
                 ONE CHICAGO NA LOC) ss +/-                                       1.90     03/01/2010      3,300,000
                                                                                                        ------------
NEVADA: 1.67%
  3,500,000   DIRECTOR STATE NEVADA BARRICK GOLDSTRIKE MINES (INDUSTRIAL
                 DEVELOPMENT REVENUE, ROYAL BANK OF CANADA) ss +/-                0.95     06/01/2029      3,500,000
  3,170,000   NEVADA HOUSING DIVISION MULTI-UNIT HOUSING PROJECT A (HOUSING
                 REVENUE) ss +/-                                                  1.05     10/01/2030      3,170,000
                                                                                                           6,670,000
                                                                                                        ------------
NEW MEXICO: 0.70%
  1,300,000   NEW MEXICO HOUSING AUTHORITY REGION III EL PUEBLO APARTMENTS
                 PROJECT SERIES A (HOUSING REVENUE, US BANK NA LOC)
                 ss +/-                                                           1.23     12/01/2044      1,300,000
  1,500,000   NEW MEXICO HOUSING AUTHORITY REGION III MADEIRA COURT
                 APARTMENTS PROJECT SERIES B (HOUSING REVENUE, US BANK NA
                 LOC) ss +/-                                                      1.23     12/01/2044      1,500,000
                                                                                                           2,800,000
                                                                                                        ------------
NORTH CAROLINA: 2.75%
  3,015,000   LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING
                 COMPANY PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)
                 ss +/-                                                           2.10     07/01/2027      3,015,000
  8,000,000   STANLEY COUNTY NC INDUSTRIAL FACILITIES & PCFA CHICAGO TUBE
                 COMPANY (INDUSTRIAL DEVELOPMENT REVENUE, JP MORGAN CHASE
                 BANK LOC) ss +/-                                                 1.05     04/01/2018      8,000,000
                                                                                                          11,015,000
                                                                                                        ------------
NORTH DAKOTA: 1.62%
  3,000,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A
                 (HOUSING REVENUE, LLOYDS BANK LOC) ss +/-                        0.99     07/01/2037      3,000,000
  3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B
                 (HOUSING REVENUE) ss +/-                                         0.99     01/01/2035      3,500,000
                                                                                                           6,500,000
                                                                                                        ------------
OHIO: 2.37%
  4,050,000   DAYTON OH AIR FREIGHT (INDUSTRIAL DEVELOPMENT REVENUE)              6.05     10/01/2009      4,056,227
  3,000,000   DAYTON OH AIR FREIGHT SERIES C (INDUSTRIAL DEVELOPMENT
                 REVENUE)                                                         6.05     10/01/2009      3,004,613
  1,220,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
                 BANK ONE CHICAGO NA LOC) ss +/-                                  1.85     10/01/2021      1,220,000
  1,200,000   MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A (HOUSING
                 REVENUE, FHLMC INSURED) ss +/-                                   0.98     04/01/2038      1,200,000
                                                                                                           9,480,840
                                                                                                        ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   ------------
OTHER: 8.11%
$32,445,000   SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
                 (OTHER REVENUE, FHLMC INSURED) ss +/-                            1.28%    07/01/2041   $ 32,445,000
                                                                                                          32,445,000
                                                                                                        ------------
PENNSYLVANIA: 2.25%
  8,995,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST RELATING TO
                 PHILADELPHIA PA SERIES B (OTHER REVENUE, WACHOVIA BANK LOC)
                 ss +/-                                                           1.48     04/01/2048      8,995,000
                                                                                                           8,995,000
                                                                                                        ------------
SOUTH CAROLINA: 5.94%
  2,200,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                 TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
                 BANK AG LOC) ss +/-                                              1.25     04/01/2027      2,200,000
 11,700,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                 TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
                 BANK AG LOC) ss +/-                                              1.25     04/01/2028     11,700,000
  9,865,000   SOUTH CAROLINA STATE PORTS AUTHORITY SERIES 2884Z (AIRPORT
              REVENUE, FIRST SECURITY BANK LOC) ss +/-                            3.65     01/01/2010      9,865,000
                                                                                                          23,765,000
                                                                                                        ------------
TENNESSEE: 4.48%
  8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                 MANUFACTURING COMPANY PROJECT (IDR, LASALLE BANK NA LOC)
                 ss +/-                                                           1.25     05/01/2020      8,000,000
  5,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 WEATHERLY RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA LOC)
                 ss +/-                                                           0.98     12/01/2041      5,000,000
  2,025,000   PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT
                 (IDR, US BANK NA LOC) ss +/-                                     1.35     01/01/2017      2,025,000
  2,890,000   SCA TAX-EXEMPT TRUST PT-2520 MEMPHIS TN HEALTH EDUCATIONAL
                 FINANCE (HOUSING REVENUE, FIRST SECURITY BANK LOC)
                 ss +/-                                                           2.80     01/01/2030      2,890,000
                                                                                                          17,915,000
                                                                                                        ------------
TEXAS: 9.97%
  6,900,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT (AIRPORT REVENUE,
                 AMBAC INSURED) ss +/-                                            1.76     11/01/2032      6,900,000
  2,890,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT (GENERAL OBLIGATION
                 - SCHOOL DISTRICTS) ss                                           5.38     02/15/2009      2,910,811
  1,090,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 CHRISTUS HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE,
                 MBIA INSURED) ss                                                 5.38     07/01/2009      1,123,510
  2,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 CHRISTUS HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE,
                 MBIA INSURED) ss                                                 5.38     07/01/2009      2,060,717
  1,000,000   HARRIS COUNTY TX TRAN (PROPERTY TAX REVENUE)                        3.00     02/26/2009      1,003,398
 10,500,000   MONTGOMERY COUNTY TX HOUSING FINANCE CORPORATION PARK AT
                 WOODLINE TOWNHOMES (HOUSING REVENUE, CITIBANK NA LOC)
                 ss +/-                                                           0.98     02/01/2038     10,500,000
 12,200,000   REDSTONE PARTNERS FLOATERS RESIDUALS TRUST SERIES A (OTHER
                 REVENUE, WACHOVIA BANK LOC) ss +/-++                             1.48     12/01/2047     12,200,000
    280,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                 CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (OTHER
                 REVENUE, COMPASS BANK) ss +/-                                    0.70     08/15/2046        280,000
  2,865,000   TEXAS STATE TRAN (GO - STATES, TERRITORIES)                         3.00     08/28/2009      2,885,726
                                                                                                          39,864,162
                                                                                                        ------------
WASHINGTON: 4.79%
  4,700,000   PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION CROWLEY
                 MARINE SERVICES PROJECT BP WEST COAST PRODUCTS LLC PROJECT
                 (AIRPORT REVENUE, CITIBANK NA LOC) ss +/-                        0.99     12/31/2021      4,700,000
  1,200,000   PORT VANCOUVER WASHINGTON SPECIAL REVENUE (IDR, BANK OF
                 AMERICA NA LOC) ss +/-                                           1.20     12/01/2010      1,200,000
  3,000,000   STATE OF WASHINGTON (PROPERTY TAX REVENUE, FGIC INSURED)
                 ss +/-                                                           1.33     07/01/2026      3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

                                                                                INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
-----------   ---------------------------------------------------------------   --------   ----------   ------------
WASHINGTON (continued)
$   350,000   WASHINGTON STATE (COLLEGE AND UNIVERSITY REVENUE, CITIBANK NA
                 LOC) ss +/-++                                                    1.07%    01/01/2029   $    350,000
  1,315,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY
                 MERCER ISLAND PARTNERS LLC PROJECT (INDUSTRIAL DEVELOPMENT
                 REVENUE, US BANK NA LOC) ss +/-                                  1.30     06/01/2027      1,315,000
  5,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY WASTE
                 MANAGEMENT INCORPORATED PROJECT (OTHER REVENUE, PNC BANK
                 N.A.) ss +/-                                                     1.20     06/01/2020      5,000,000
  2,585,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR LAKEWOOD
                 MEADOWS APARTMENTS PROJECT SERIES A (MFHR LOC, FNMA INSURED)
                 ss +/-                                                           1.25     07/15/2033      2,585,000
  1,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY
                 BANK LOC)                                                        5.50     09/01/2009      1,028,762
                                                                                                          19,178,762
                                                                                                        ------------
WEST VIRGINIA: 1.76%
  7,055,000   PLEASANTS COUNTY WV SIMONTON BUILDING PRODUCTS PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE, PNC BANK N.A.) ss +/-           1.03     12/01/2019      7,055,000
                                                                                                        ------------
WISCONSIN: 0.93%
  2,400,000   APPLETON WI GREAT NORTHERN CORPORATION PROJECT A (IDR, US
                 BANK NA LOC) ss +/-                                              1.20     09/01/2019      2,400,000
  1,320,000   OREGON WI FIVE K PARTSHIP PROJECT A (IDR, US BANK NA LOC)
                 ss +/-                                                           1.30     06/01/2021      1,320,000
                                                                                                           3,720,000
                                                                                                        ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $387,146,211)                                                        387,146,211
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $400,171,211)*                                                100.03%                          $400,171,211
OTHER ASSETS AND LIABILITIES, NET                                       (0.03)                              (127,000)
                                                                       ------                           ------------
TOTAL NET ASSETS                                                       100.00%                          $400,044,211
                                                                       ------                           ------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
MUNICIPAL BONDS & NOTES: 94.15%
ALABAMA: 1.74%
$ 20,850,000   COLUMBIA AL IDA SERIES A (IDR) ss +/-                               1.12%    06/01/2022   $   20,850,000
  24,900,000   COLUMBIA AL IDA SERIES B (PCR) ss +/-                               1.12     05/01/2022       24,900,000
   8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR) ss
                  +/-                                                              1.12     06/01/2028        8,700,000
  12,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                  PROJECT SERIES C (IDR) ss +/-                                    0.98     08/01/2017       12,000,000
  40,000,000   MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES
                  SERIES A (HFFA REVENUE, BANK OF NOVA SCOTIA) ss +/-              0.85     02/01/2040       40,000,000
   6,900,000   TUSCALOOSA AL SPECIAL CARE FACILITIES FINANCING AUTHORITY
                  CAPSTONE VILLAGE SERIES C (HCFR, BANQUE NATIONALE PARIS
                  LOC) ss +/-                                                      1.03     08/01/2010        6,900,000
                                                                                                            113,350,000
                                                                                                         --------------
ALASKA: 0.47%
   6,255,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER
                  REVENUE, FGIC INSURED) ss +/-                                    0.88     12/01/2034        6,255,000
  16,060,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER
                  REVENUE, MBIA INSURED) ss +/-                                    0.88     12/01/2041       16,060,000
   8,175,000   PUTTABLE FLOATING OPTION TAX EXEMPTS RECEIPTS 4018 (PROPERTY
                  TAX REVENUE, MBIA INSURED) ss +/-                                1.15     04/01/2021        8,175,000
                                                                                                             30,490,000
                                                                                                         --------------
ARIZONA: 0.65%
  21,805,000   ARIZONA HOUSING FINANCE AUTHORITY SERIES C (HOUSING REVENUE,
                  FHLMC INSURED) ss +/-                                            2.65     04/13/2009       21,805,000
   4,000,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                1.00     07/01/2036        4,000,000
  10,225,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED) ss +/-                                                  1.00     04/15/2030       10,225,000
   6,300,000   PHOENIX AZ IDA RANCHO LADERA PROJECT (MULTI-FAMILY HOUSING
                  REVENUE) ss +/-                                                  1.29     10/01/2023        6,300,000
                                                                                                             42,330,000
                                                                                                         --------------
CALIFORNIA: 3.86%
   4,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                  BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
                  ss +/-                                                           1.05     07/01/2038        4,000,000
  14,140,000   ARCADIA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.37     08/01/2037       14,140,000
   5,115,000   ARCADIA UNIFIED SCHOOL DISTRICT CA ss +/-                           1.37     08/01/2037        5,115,000
   7,550,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC) ss +/-                  0.35     05/01/2034        7,550,000
  49,395,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                2.30     05/01/2022       49,395,000
   4,325,000   DESERT CA COMMUNITY COLLEGE DISTRICT CLASS A (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.09     08/01/2037        4,325,000
   5,775,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB 477 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         0.92     12/01/2024        5,775,000
   2,615,000   LOS ANGELES CA DW&P ss +/-                                          1.38     07/01/2039        2,615,000
  15,000,000   LOS ANGELES CA USD TRAN SERIES A                                    4.00     12/29/2008       15,009,220
     350,000   MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION
                  REVENUE, STATE STREET BANK & TRUST LOC) ss +/-                   1.05     10/01/2042          350,000
  47,535,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                  SERIES C2 (WATER REVENUE LOC) ss +/-                             1.90     07/01/2030       47,535,000
   5,060,000   ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE
                  REVENUE) ss +/-                                                  1.20     08/01/2029        5,060,000
  15,320,000   ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES B (LEASE
                  REVENUE LOC) ss +/-                                              1.20     08/01/2030       15,320,000
  41,600,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                  COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC) ss +/-           1.05     09/01/2035       41,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CALIFORNIA (continued)
$ 10,100,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY
                  LIMITED TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      1.10%    04/01/2038   $   10,100,000
   1,400,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                  REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)
                  ss +/-                                                           1.60     07/01/2019        1,400,000
   1,880,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-           1.41     08/01/2029        1,880,000
  19,500,000   UNIVERSITY OF CALIFORNIA (COLLEGE AND UNIVERSITY REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.38     05/15/2038       19,500,000
                                                                                                            250,669,220
                                                                                                         --------------
COLORADO: 1.59%
   2,765,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE,
                  US BANK NA LOC) ss +/-                                           1.03     12/01/2017        2,765,000
   2,000,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE,
                  US BANK NA LOC) ss +/-                                           1.03     12/01/2028        2,000,000
  13,785,000   BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT
                  (TAX INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)
                  ss +/-                                                           1.02     12/01/2030       13,785,000
   5,080,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
                  NATIONAL JEWISH FEDERATION SERIES A4 (RECREATIONAL
                  FACILITIES REVENUE, BANK OF AMERICA NA LOC) ss +/-               0.85     02/01/2034        5,080,000
   6,000,000   COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS MARANATHA
                  PROJECTS (OTHER REVENUE, US BANK NA LOC) ss +/-                  1.00     12/01/2043        6,000,000
   8,625,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                  DISTRICT (OTHER REVENUE, US BANK NA LOC) ss +/-                  1.03     12/01/2038        8,625,000
   5,000,000   COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT
                  DISTRICT (PROPERTY TAX REVENUE, US BANK NA LOC) ss +/-           1.03     12/01/2028        5,000,000
   7,560,000   CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK
                  OF AMERICA NA LOC) ss +/-                                        1.03     12/01/2036        7,560,000
   6,600,000   DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MHFR,
                  FHLMC INSURED) ss +/-                                            0.90     04/15/2014        6,600,000
  14,575,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
                  ss +/-                                                           2.50     01/01/2025       14,575,000
   7,000,000   LOWRY CO ECONOMIC RDA SERIES A (RECREATIONAL FACILITIES
                  REVENUE, COMPASS BANK) ss +/-                                    1.05     12/01/2020        7,000,000
   6,665,000   MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT
                  APARTMENTS PROJECT (MFHR, US BANK NA LOC) ss +/-                 1.03     11/01/2033        6,665,000
  10,600,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                      1.08     12/01/2030       10,600,000
   7,220,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE, US BANK NA LOC) ss +/-                    1.03     11/15/2034        7,220,000
                                                                                                            103,475,000
                                                                                                         --------------
DISTRICT OF COLUMBIA: 1.24%
   9,645,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES B2
                  (COLLEGE AND UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                           0.60     04/01/2041        9,645,000
   6,950,000   DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES C2
                  (COLLEGE AND UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                           0.78     04/01/2041        6,950,000
  14,650,000   DISTRICT OF COLUMBIA NATIONAL ASSOCIATION OF YOUNG CHILDREN
                  (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                        1.18     04/01/2036       14,650,000
  12,560,000   DISTRICT OF COLUMBIA SERIES 2011 (OTHER REVENUE, FGIC
                  INSURED) ss +/-                                                  2.62     06/01/2015       12,560,000
   4,285,000   DISTRICT OF COLUMBIA SERIES A (PROPERTY TAX REVENUE, ALLIED
                  IRISH BANK PLC LOC) ss +/-                                       0.95     06/01/2034        4,285,000
  32,500,000   DISTRICT OF COLUMBIA SERIES C (PROPERTY TAX REVENUE, DEXIA
                  CREDIT LOCAL DE FRANCE LOC) ss +/-                               1.50     06/01/2027       32,500,000
                                                                                                             80,590,000
                                                                                                         --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
FLORIDA: 8.93%
$ 22,325,000   ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT
                  SERIES A (HCFR, BNP PARIBAS LOC) ss +/-                          1.20%    10/01/2032   $   22,325,000
   5,710,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT
                  (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, WACHOVIA
                  BANK LOC) ss +/-                                                 1.15     08/01/2031        5,710,000
   8,835,000   BROWARD COUNTY FL HFA ISLAND CLUB APARTMENTS SERIES A (MFHR,
                  FHLMC INSURED) ss +/-                                            1.05     07/01/2031        8,835,000
  11,350,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                  (OTHER REVENUE, FNMA INSURED) ss +/-                             1.00     04/15/2036       11,350,000
  14,555,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-496 (OTHER
                  REVENUE, MBIA INSURED) ss +/-                                    0.88     10/01/2037       14,555,000
   6,410,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER
                  REVENUE, MBIA INSURED) ss +/-                                    0.88     10/01/2026        6,410,000
   2,265,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER
                  REVENUE, AMBAC INSURED) ss +/-                                   0.88     04/01/2027        2,265,000
   4,000,000   DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING
                  REVENUE, US BANK NA LOC) ss +/-                                  1.00     07/01/2025        4,000,000
  10,000,000   ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
                  INCORPORATED SERIES B (HEALTHCARE FACILITIES REVENUE,
                  BANK OF AMERICA NA LOC) ss +/-                                   1.80     11/15/2029       10,000,000
  45,200,000   FLORIDA GAS SUPPLY PROJECT # 2-A-3 (OTHER REVENUE) ss +/-           3.50     11/01/2026       45,200,000
  71,815,000   FLORIDA GAS SUPPLY PROJECT #2-A-1 (UTILITIES REVENUE)
                  ss +/-                                                           2.00     11/01/2026       71,815,000
  12,700,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING
                  PROJECT SERIES A (COLLEGE AND UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                        1.16     02/01/2038       12,700,000
   5,100,000   FLORIDA HFA (MFHR, FHLMC INSURED) ss +/-                            0.96     12/01/2013        5,100,000
  10,500,000   FLORIDA KEYS AQUEDUCT AUTHORITY (OTHER REVENUE) ss +/-              0.77     09/01/2035       10,500,000
  11,450,000   FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM
                  SERIES B1 (LEASE REVENUE, AMBAC INSURED) ss +/-                  1.20     07/01/2035       11,450,000
     360,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HCFR, WACHOVIA BANK LOC) ss +/-                                 1.35     12/01/2014          360,000
  19,500,000   HALIFAX FL HOSPITAL MEDICAL CENTER (HEALTHCARE FACILITIES
                  REVENUE, WACHOVIA BANK LOC) ss +/-                               1.15     06/01/2048       19,500,000
  59,405,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION SHANDS
                  MEDICAL CENTER INCORPORATED PROJECT (HEALTHCARE
                  FACILITIES REVENUE, WACHOVIA BANK LOC) ss +/-                    1.10     02/01/2029       59,405,000
  10,180,000   MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339 (TOLL
                  ROAD REVENUE) ss +/-                                             2.50     07/01/2012       10,180,000
   9,925,000   MIAMI DADE COUNTY FL SERIES 2839 (PROPERTY TAX REVENUE,
                  GUARANTEE AGREEMENT) ss +/-                                      1.18     07/01/2013        9,925,000
  10,000,000   MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE COURTHOUSE
                  SERIES B (OTHER REVENUE, AMBAC INSURED) ss +/-                   0.83     04/01/2043       10,000,000
  17,500,000   NORTH BROWARD FL HOSPITAL DISTRICT (HEALTHCARE FACILITIES
                  REVENUE, MBIA INSURED) ss +/-                                    1.15     01/15/2027       17,500,000
  15,000,000   NORTH BROWARD FL HOSPITAL DISTRICT SERIES A (HEALTHCARE
                  FACILITIES REVENUE, MBIA INSURED) ss +/-                         1.15     01/15/2027       15,000,000
   1,415,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                  BANK OF AMERICA NA LOC) ss +/-                                   0.97     05/01/2027        1,415,000
   3,625,000   ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY ROLLINS
                  COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF
                  AMERICA NA LOC) ss +/-                                           0.95     12/01/2034        3,625,000
  26,580,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO
                  REGIONAL HEALTH CARE SERIES A2 (HEALTHCARE FACILITIES
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         4.00     10/01/2041       26,580,000
  24,585,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A PREREFUNDED (GO -
                  SCHOOL DISTRICTS, MBIA INSURED) ss                               5.25     08/01/2009       25,402,198
   2,000,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES E (LEASE REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                        1.10     08/01/2022        2,000,000
   4,065,000   PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE,
                  BANK OF AMERICA NA LOC) ss +/-                                   0.95     05/01/2038        4,065,000
   3,060,000   PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED
                  SERIES B (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                      1.20     08/01/2020        3,060,000
   3,300,000   PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
                  (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC) ss +/-               1.16     08/01/2031        3,300,000
     300,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)
                  ss +/-                                                           1.05     05/01/2025          300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
FLORIDA (continued)
$  7,520,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.78%    08/01/2026   $    7,520,000
   7,845,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z (LEASE
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.78     08/01/2011        7,845,000
   5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                  CORPORATION LOC) ss +/-                                          0.90     05/01/2031        5,500,000
  17,135,000   SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY
                  GLENRIDGE PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND
                  LOC) ss +/-                                                      1.20     06/01/2036       17,135,000
   5,090,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                  (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                        1.10     10/01/2041        5,090,000
  17,225,000   SARASOTA COUNTY FL PUBLIC HOSPITAL DISTRICT SARASOTA
                  MEMORIAL HOSPITAL A (HEALTHCARE FACILITIES REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                           1.05     07/01/2037       17,225,000
   1,255,000   SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL
                  REVENUE, WACHOVIA BANK LOC) ss +/-                               1.20     02/01/2034        1,255,000
  10,740,000   SOUTH FL WATER MANAGEMENT DISTRICT COP (LEASE REVENUE, AMBAC
                  INSURED) ss +/-                                                  1.06     10/01/2022       10,740,000
  19,730,000   SOUTH FL WATER MANAGEMENT DISTRICT COP CLASS A (LEASE
                  REVENUE, AMBAC INSURED) ss +/-                                   1.44     10/01/2036       19,730,000
  19,900,000   TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC
                  INSURED) ss +/-                                                  1.16     10/01/2023       19,900,000
  14,300,000   TAMPA FL UNIVERSITY OF TAMPA LLC PROJECT (HEFAR) ss +/-             1.00     10/01/2037       14,300,000
                                                                                                            580,072,198
                                                                                                         --------------
GEORGIA: 3.98%
  12,650,000   ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.65     01/01/2033       12,650,000
   6,205,000   ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL
                  REVENUE, WACHOVIA BANK LOC) ss +/-                               1.18     12/01/2023        6,205,000
  82,300,000   COBB COUNTY GA (PROPERTY TAX REVENUE)                               2.25     12/31/2008       82,346,698
   3,195,000   COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
                  (HOUSING REVENUE, FHLMC INSURED) ss +/-                          0.95     03/01/2024        3,195,000
   4,620,000   DEKALB COUNTY NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE
                  STUDENT I (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                      1.20     06/01/2035        4,620,000
   8,375,000   DEKALB NEWTOWN GWINETT COUNTIES GA REAL ESTATE PACKAGE I
                  LLC (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                           1.20     06/01/2032        8,375,000
  15,470,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL
                  PROPERTIES INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA
                  BANK LOC) ss +/-                                                 1.15     04/01/2024       15,470,000
  13,000,000   FULTON COUNTY GA FACILITIES CORPORATION (OTHER REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.45     11/01/2019       13,000,000
  11,630,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                        1.10     10/01/2033       11,630,000
  22,740,000   FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
                  LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND
                  LOC) ss +/-                                                      0.85     07/01/2017       22,740,000
  12,190,000   FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE) ss
                  +/-                                                              1.18     07/01/2012       12,190,000
   9,535,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR
                  LIVING FACILITIES LANIER VILLAGE SERIES B (HEALTHCARE
                  FACILITIES REVENUE, BANK OF AMERICA NA LOC) ss +/-               1.80     11/15/2033        9,535,000
  16,000,000   GEORGIA MEDICAL CENTER HOSPITAL AUTHORITY (OTHER REVENUE)
                  ss +/-                                                           1.09     03/07/2013       16,000,000
   5,500,000   GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                  UNIVERSITY PROJECT SERIES A (OTHER REVENUE) ss +/-               1.10     10/01/2036        5,500,000
  25,925,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER
                  REVENUE) ss +/-                                                  1.15     09/01/2029       25,925,000
   9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)
                  ss +/-                                                           0.95     01/01/2034        9,285,000
                                                                                                            258,666,698
                                                                                                          -------------
HAWAII: 0.15%
   4,600,000   HAWAII STATE (OTHER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                           0.75     12/01/2016        4,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
HAWAII (continued)
$  5,000,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION
                  LOKAHI KAU (MULTI-FAMILY HOUSING REVENUE) ss +/-                 0.95%    12/01/2041   $    5,000,000
                                                                                                              9,600,000
                                                                                                         --------------
IDAHO: 1.05%
  17,800,000   COEUR D ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.95     08/15/2022       17,800,000
  49,885,000   IDAHO STATE TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)           3.00     06/30/2009       50,247,617
                                                                                                             68,047,617
                                                                                                         --------------
ILLINOIS: 7.46%
   5,100,000   CHICAGO IL (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-          0.75     01/01/2035        5,100,000
  19,755,000   CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE) ss
                  +/-++                                                            1.35     12/01/2026       19,755,000
  16,340,000   CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX
                  REVENUE, AMBAC INSURED) ss +/-                                   1.15     12/01/2030       16,340,000
   5,100,000   CHICAGO IL PARK DISTRICT (OTHER REVENUE, FIRST SECURITY BANK
                  LOC) ss +/-                                                      0.75     01/01/2029        5,100,000
  18,580,000   COOK COUNTY IL (OTHER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                           1.45     11/15/2025       18,580,000
  10,595,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         0.88     01/01/2033       10,595,000
   1,630,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555 (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         0.88     12/01/2021        1,630,000
   5,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-623 (SALES TAX
                  REVENUE, MBIA INSURED) ss +/-                                    0.88     06/15/2040        5,000,000
   4,560,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER
                  REVENUE, AMBAC INSURED) ss +/-                                   0.88     01/01/2022        4,560,000
  24,800,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                           0.85     01/01/2010       24,800,000
   5,480,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF
                  SCIENCES (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE
                  BANK LOC) ss +/-                                                 0.85     01/01/2033        5,480,000
   8,200,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO SYMPHONY
                  ORCHESTRA PROJECT (RECREATIONAL FACILITIES REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                           0.70     12/01/2028        8,200,000
   4,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS
                  PROJECT (OTHER REVENUE, BANK OF AMERICA NA LOC) ss +/-           0.95     03/01/2017        4,500,000
   1,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-           0.85     12/01/2024        1,000,000
   4,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                           0.85     10/01/2031        4,300,000
  22,435,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
                  PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC) ss +/-                                          0.85     06/01/2035       22,435,000
   9,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES
                  PROJECT (HCFR, NORTHERN TRUST CORPORATION LOC) ss +/-            0.85     04/01/2035        9,000,000
  14,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE
                  BANK LOC) ss +/-                                                 0.85     04/01/2025       14,500,000
  10,000,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-           0.85     06/01/2024       10,000,000
  34,600,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA METROPOLITAN
                  CHICAGO PROJECT (RECREATIONAL FACILITIES REVENUE, HARRIS
                  TRUST SAVINGS BANK LOC) ss +/-                                   0.90     06/01/2029       34,600,000
   5,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL
                  SOCIETY SERIES B (OTHER REVENUE, NORTHERN TRUST
                  CORPORATION LOC) ss +/-                                          0.85     12/15/2025        5,000,000
     185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                  PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)
                  ss +/-                                                           0.90     03/01/2028          185,000
   8,385,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-           1.00     04/01/2033        8,385,000
   7,450,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-           2.00     04/01/2038        7,450,000
   8,000,000   ILLINOIS FINANCE AUTHORITY CHICAGO SYMPHONY ORCHESTRA
                  (RECREATIONAL FACILITIES REVENUE) ss +/-                         0.60     05/01/2048        8,000,000
   2,400,000   ILLINOIS FINANCE AUTHORITY ELGIN ACADEMY PROJECT (OTHER
                  REVENUE) ss +/-                                                  1.55     06/01/2037        2,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
ILLINOIS (continued)
$  8,600,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE
                  SERIES D (HCFR, NORTHERN TRUST CORPORATION LOC) ss +/-           0.78%    01/01/2048   $    8,600,000
   5,635,000   ILLINOIS FINANCE AUTHORITY LAKE COUNTY FAMILY YMCA (OTHER
                  REVENUE) ss +/-                                                  1.55     11/01/2037        5,635,000
  12,750,000   ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL
                  PROJECT (PRIVATE SCHOOL REVENUE, NORTHERN TRUST
                  CORPORATION LOC) ss +/-                                          0.85     07/01/2035       12,750,000
  11,500,000   ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE SCHOOL
                  REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                         0.85     10/01/2037       11,500,000
  24,970,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                           0.85     09/01/2024       24,970,000
  20,000,000   ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT (OTHER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         1.10     09/01/2031       20,000,000
  10,100,000   ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER
                  REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                  0.85     02/01/2035       10,100,000
  43,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                  TERRITORIES, NORTHERN TRUST CORPORATION LOC) ss +/-              0.85     09/01/2035       43,570,000
  13,000,000   ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE (PRIVATE
                  SCHOOL REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                  0.85     12/01/2036       13,000,000
   5,820,000   ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)
                  ss +/-                                                           0.85     01/01/2037        5,820,000
   7,200,000   ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                           0.85     11/01/2035        7,200,000
   4,500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC) ss
                  +/-                                                              0.95     10/01/2033        4,500,000
  15,000,000   ILLINOIS STATE (OTHER REVENUE, MBIA INSURED) ss +/-                 1.23     04/01/2016       15,000,000
     200,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                  INSURED) ss +/-                                                  1.48     11/01/2012          200,000
   7,530,000   ILLINOIS STATE SERIES G (GO STATES, TERRITORIES) ss +/-             1.53     05/01/2012        7,530,000
   3,900,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC) ss
                  +/-                                                              0.95     10/01/2032        3,900,000
   6,000,000   KENDALL KANE & WILL COUNTIES IL COMMUNITY UNIT SCHOOL
                  DISTRICT # 308 (PROPERTY TAX REVENUE, MBIA INSURED)
                  ss +/-                                                           1.06     02/01/2023        6,000,000
   2,900,000   LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE,
                  LASALLE NATIONAL BANK NA LOC) ss +/-                             1.07     10/01/2026        2,900,000
  18,455,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4454 (OTHER
                  REVENUE, MBIA INSURED) ss +/-                                    1.96     01/01/2024       18,455,000
   3,650,000   SAINT CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE AND
                  UNIVERSITY REVENUE, BANK OF AMERICA NA LOC) ss +/-               0.95     06/01/2034        3,650,000
   2,475,000   WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-            1.03     12/01/2032        2,475,000
                                                                                                            484,650,000
                                                                                                         --------------
INDIANA: 2.69%
   2,940,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER
                  REVENUE, FGIC INSURED) ss +/-                                    0.88     07/10/2021        2,940,000
   7,920,000   FRANKLIN IN COMMUNITY MULTI SCHOOL BUILDING CORPORATION
                  (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                  1.64     07/15/2023        7,920,000
  21,300,000   GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                           0.90     10/01/2042       21,300,000
  95,210,000   INDIANA ADVANCE FUNDING PROGRAM NOTES SERIES A (OTHER
                  REVENUE)                                                         3.00     01/30/2009       95,347,885
   5,595,000   INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT
                  (HEALTHCARE FACILITIES REVENUE) ss +/-                           1.25     07/01/2038        5,595,000
   7,100,000   INDIANA FINANCE AUTHORITY SISTERS OF SAINT FRANCIS SERIES H
                  (HEALTHCARE FACILITIES REVENUE, JP MORGAN CHASE BANK LOC)
                  ss +/-                                                           0.82     09/01/2048        7,100,000
   5,325,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                  TRUST) ss +/-                                                    0.70     02/15/2030        5,325,000
   8,980,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                  CLARIAN HEALTH SERIES D (OTHER REVENUE, BRANCH BANKING &
                  TRUST) ss +/-                                                    0.78     02/15/2030        8,980,000
   4,660,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                  SERIES A (HCFR, US BANK NA LOC) ss +/-                           1.23     10/01/2032        4,660,000
  11,905,000   INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MULTI-FAMILY
                  HOUSING REVENUE, FHLMC INSURED) ss +/-                           1.08     04/01/2033       11,905,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
INDIANA (continued)
$  3,800,000   MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.95%    06/01/2036   $    3,800,000
                                                                                                            174,872,885
                                                                                                         --------------
IOWA: 1.74%
  10,035,000   HILLS IA MERCY HOSPITAL PROJECT (HEALTHCARE FACILITIES
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.23     08/01/2035       10,035,000
  14,510,000   IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER
                  REVENUE, KBC BANK NV LOC) ss +/-                                 1.20     11/01/2026       14,510,000
   2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                  (MFHR, FHLMC INSURED) ss +/-                                     1.00     05/01/2031        2,960,000
  11,875,000   IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                      1.20     06/01/2027       11,875,000
   9,465,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                      1.23     03/01/2036        9,465,000
   4,500,000   IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT (COLLEGE
                  & UNIVERSITY REVENUE, US BANK NA LOC) ss +/-                     1.05     10/01/2012        4,500,000
   2,660,000   IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT (COLLEGE
                  AND UNIVERSITY REVENUE, US BANK NA LOC) ss +/-                   1.05     12/01/2027        2,660,000
   3,400,000   IOWA FINANCE AUTHORITY MORNINGSIDE COLLEGE PROJECT (COLLEGE
                  AND UNIVERSITY REVENUE, US BANK NA LOC) ss +/-                   1.05     10/01/2031        3,400,000
   5,715,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC
                  PROJECT A (HOUSING REVENUE, CITIBANK NA LOC) ss +/-              1.19     06/01/2039        5,715,000
   2,100,000   IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                  LOC) ss +/-                                                      1.23     07/01/2025        2,100,000
   8,480,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                  PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                  CORPORATION LOC) ss +/-                                          1.23     05/01/2029        8,480,000
   4,695,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                  1.23     10/01/2038        4,695,000
  14,890,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                  AMBROSE (COLLEGE & UNIVERSITY REVENUE LOC) ss +/-                1.20     04/01/2033       14,890,000
   2,870,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES
                  MOINES UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE,
                  ALLIED IRISH BANK PLC LOC) ss +/-                                1.23     10/01/2033        2,870,000
  14,815,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES
                  UNIVERSITY OF DUBUQUE (COLLEGE & UNIVERSITY REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                           1.20     04/01/2035       14,815,000
                                                                                                            112,970,000
                                                                                                         --------------
KENTUCKY: 2.87%
  11,180,000   JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE
                  PROJECT SERIES (LEASE REVENUE, WACHOVIA BANK LOC) ss
                  +/-                                                              1.53     09/01/2029       11,180,000
  22,250,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
                  REVENUE)                                                         3.00     06/25/2009       22,400,528
 130,000,000   KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A
                  (OTHER REVENUE, SOCIETE GENERALE LOC) ss +/-                     0.92     08/01/2016      130,000,000
   9,425,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT
                  WATERFORD PLACE APARTMENTS PROJECT (HOUSING REVENUE,
                  FHLMC INSURED) ss +/-                                            0.95     01/01/2034        9,425,000
   8,555,000   WARREN COUNTY KY BOWLING GREEN WARREN (OTHER REVENUE,
                  GUARANTEE AGREEMENT) ss +/-                                      1.05     04/01/2037        8,555,000
   5,000,000   WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A
                  (OTHER REVENUE, US BANK NA LOC) ss +/-                           1.03     07/01/2038        5,000,000
                                                                                                            186,560,528
                                                                                                         --------------
LOUISIANA: 1.02%
     875,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER
                  REVENUE, AMBAC INSURED) ss +/-                                   0.88     12/01/2020          875,000
   7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)
                  ss +/-                                                           1.08     09/01/2033        7,845,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
LOUISIANA (continued)
$  4,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                0.85%    12/01/2036   $    4,000,000
  29,350,000   LOUISIANA STATE GAS & FUELS TAX CLASS A (SALES TAX REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.42     05/01/2035       29,350,000
  24,000,000   LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE
                  NATIONALE PARIS LOC) ss +/-                                      0.80     07/01/2026       24,000,000
                                                                                                             66,070,000
                                                                                                         --------------
MAINE: 0.21%
  12,000,000   MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (OTHER REVENUE)
                  ss +/-                                                           1.03     06/01/2038       12,000,000
   1,800,000   SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.53     08/01/2024        1,800,000
                                                                                                             13,800,000
                                                                                                         --------------
MARYLAND: 0.21%
   7,000,000   MARYLAND STATE HEALTH & HEFAR UNIVERSITY OF MARYLAND MEDICAL
                  SYSTEM SERIES A (HCFR, CITIBANK NA LOC) ss +/-                   1.10     07/01/2041        7,000,000
   2,745,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                        1.20     03/01/2032        2,745,000
   3,650,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                      1.16     04/01/2030        3,650,000
                                                                                                             13,395,000
                                                                                                         --------------
MASSACHUSETTS: 0.66%
   5,000,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                  BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN
                  CHASE BANK LOC) ss +/-                                           1.10     06/01/2036        5,000,000
   4,500,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY OCEAN SPRAY
                  CRANBERRIES PROJECT (IDR, WACHOVIA BANK LOC) ss +/-              1.18     10/15/2011        4,500,000
  10,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL
                  SCHOOL (OTHER REVENUE) ss +/-                                    1.03     06/01/2038       10,600,000
   6,450,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON
                  SCHECHTER DAY SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                  PLC LOC) ss +/-                                                  1.53     11/01/2037        6,450,000
  10,000,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES
                  AUTHORITY SOUTH SHORE PROPERTY SERIES A (HEALTHCARE
                  FACILITIES REVENUE, WACHOVIA BANK LOC) ss +/-                    1.13     07/01/2033       10,000,000
   6,200,000   MASSACHUSETTS STATE SCHOOL BUILDING AUTHORITY SERIES 2479Z
                  (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                  1.73     08/15/2013        6,200,000
                                                                                                             42,750,000
                                                                                                         --------------
MICHIGAN: 2.93%
  13,915,000   DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC) ss +/-          1.63     07/01/2032       13,915,000
  13,000,000   EASTERN MICHIGAN UNIVERSITY (OTHER REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC) ss +/-                                      5.50     06/01/2036       13,000,000
   8,185,000   FARMINGTON HILLS MI HOSPITAL FINANCE BOTSFORD OBLIGATED
                  SERIES A (HCFR, US BANK NA LOC) ss +/-                           1.05     02/15/2038        8,185,000
  14,000,000   GRAND VALLEY MI STATE UNIVERSITY (COLLEGE & UNIVERSITY
                  REVENUE) ss +/-                                                  1.00     12/01/2025       14,000,000
   9,585,000   KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.44     05/01/2020        9,585,000
   3,000,000   MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY LAW SCHOOL
                  PROJECT SERIES B (OTHER REVENUE) ss +/-                          0.90     07/01/2037        3,000,000
  90,040,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC)                                3.00     08/20/2009       90,865,990
   8,680,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 2354 (LEASE
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         3.50     10/15/2014        8,680,000
   5,100,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                  HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN
                  LOC) ss +/-                                                      1.02     01/01/2034        5,100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
MICHIGAN (continued)
$  8,700,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH
                  CARE SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                           0.80%    10/15/2030   $    8,700,000
   8,200,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH
                  CARE SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                           0.80     10/15/2030        8,200,000
   6,835,000   OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                  OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       0.95     08/01/2020        6,835,000
                                                                                                            190,065,990
                                                                                                         --------------
MINNESOTA: 6.58%
   9,315,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED) ss +/-                                    1.00     11/15/2033        9,315,000
   2,645,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC) ss +/-                                                      1.05     09/01/2029        2,645,000
   5,725,000   BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC
                  INSURED) ss +/-                                                  1.00     07/01/2038        5,725,000
   3,495,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                  INSURED) ss +/-                                                  1.00     07/15/2030        3,495,000
   7,125,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                  INSURED) ss +/-                                                  1.00     01/01/2035        7,125,000
   1,275,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF
                  NEW YORK LOC) ss +/-                                             1.20     11/01/2035        1,275,000
   3,230,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                  NATIONAL BANK NA LOC) ss +/-                                     0.95     06/01/2013        3,230,000
   1,250,000   COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR LOC, ABN
                  AMRO BANK INSURED) ss +/-                                        0.95     06/01/2013        1,250,000
   1,850,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR LOC, FHLB
                  INSURED) ss +/-                                                  1.05     05/01/2027        1,850,000
   3,345,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER
                  REVENUE, AMBAC INSURED) ss +/-                                   0.92     01/01/2030        3,345,000
     800,000   EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
                  INSURED) ss +/-                                                  1.00     02/15/2031          800,000
   3,080,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED) ss +/-              1.05     12/01/2029        3,080,000
   7,375,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES 183
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) ss +/-           1.43     02/01/2021        7,375,000
   5,250,000   FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER
                  REVENUE, FNMA INSURED) ss +/-                                    1.08     08/15/2038        5,250,000
  11,185,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED) ss +/-                           1.00     05/15/2035       11,185,000
     510,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                  LOC) ss +/-                                                      1.00     03/01/2029          510,000
   2,100,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC) ss +/-          1.05     10/01/2023        2,100,000
   7,130,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC) ss +/-          1.05     10/01/2031        7,130,000
   3,000,000   MINNEAPOLIS & SAINT PAUL METROPOLITAN AIRPORTS COMMISSION
                  SERIES A (AIRPORT REVENUE, FGIC INSURED) ss                      5.13     01/01/2009        3,037,465
  29,000,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA CHILDRENS
                  HOSPITALS CLINIC SERIES A (OTHER REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                 1.30     08/15/2037       29,000,000
  31,875,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA HEALTH CARE
                  FACILITIES SERIES A (HEALTHCARE FACILITIES REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                        1.30     08/15/2034       31,875,000
  38,860,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA SERIES B1
                  (HEALTHCARE FACILITIES REVENUE, BANK OF NEW YORK LOC)
                  ss +/-                                                           0.65     11/15/2034       38,860,000
   1,080,000   MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE &
                  LOCAL GOVERNMENTS, US BANK NA LOC) ss +/-                        1.05     08/01/2036        1,080,000
   3,090,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                  REVENUE, US BANK NA LOC) ss +/-                                  1.05     10/01/2021        3,090,000
  17,890,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (HCFR, FIRST SECURITY BANK LOC) ss +/-                  1.30     08/15/2025       17,890,000
  41,500,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC) ss
                  +/-                                                              1.30     08/15/2025       41,500,000
  44,600,000   MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS
                  CLINICS SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                           1.30     08/15/2037       44,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
MINNESOTA (continued)
$ 15,970,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
                  CARE FACILITY ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT)
                  ss +/-                                                           1.30%    02/15/2030   $   15,970,000
     880,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER MERLOTS SERIES
                  2003-B06 (PCR LOC) ss +/-                                        1.35     03/01/2021          880,000
   1,000,000   MINNESOTA STATE CLASS A (TAX REVENUE, CITIBANK NA LOC)
                  ss +/-                                                           1.06     10/01/2019        1,000,000
   2,255,000   MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC) ss +/-                       1.28     04/01/2027        2,255,000
   3,410,000   MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H HARRIS
                  TRUST & SAVINGS BANK INSURED  (COLLEGE & UNIVERSITY
                  REVENUE LOC) ss +/-                                              1.20     10/01/2030        3,410,000
     155,000   MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
                  (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK
                  LOC) ss +/-                                                      1.02     10/01/2016          155,000
   6,260,000   MINNESOTA STATE HFA (HOUSING REVENUE, GENERAL OBLIGATION OF
                  AGENCY) ss +/-                                                   1.05     07/01/2014        6,260,000
   5,520,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE
                  & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-          1.00     10/01/2021        5,520,000
   4,945,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE
                  & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-          1.00     04/01/2025        4,945,000
  11,695,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE
                  & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-          1.00     04/01/2027       11,695,000
     585,000   MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                  REVENUE, BANK OF NEW YORK LOC) ss +/-                            1.00     10/01/2032          585,000
   5,520,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED) ss +/-                1.00     05/15/2034        5,520,000
   2,665,000   MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                  INSURED) ss +/-                                                  1.00     11/15/2031        2,665,000
   9,655,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                  REVENUE, FHLMC) ss +/-                                           1.00     11/01/2035        9,655,000
   5,150,000   PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED)
                  ss +/-                                                           1.00     05/15/2036        5,150,000
   2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                  REVENUE, FNMA INSURED) ss +/-                                    1.00     09/15/2031        2,865,000
   8,670,000   ROSEWELL NM ROSWELL LLC PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE) ss +/-                                       1.03     07/01/2036        8,670,000
   2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)
                  ss +/-                                                           1.00     05/15/2032        2,000,000
     470,000   ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-            1.03     10/01/2025          470,000
  11,300,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)
                  ss +/-                                                           1.00     10/01/2035       11,300,000
   2,510,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                  (WATER REVENUE LOC) ss +/-                                       4.00     12/01/2012        2,510,000
   1,000,000   ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA
                  INSURED) ss +/-                                                  1.00     10/01/2033        1,000,000
   5,755,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.23     05/01/2022        5,755,000
   5,255,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.20     10/01/2025        5,255,000
   1,320,000   ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION
                  SERIES 06-3 (RECREATIONAL FACILITIES REVENUE, BANK OF NEW
                  YORK LOC) ss +/-                                                 1.20     04/01/2036        1,320,000
   1,665,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                3.05     03/01/2021        1,665,000
   1,460,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                3.05     03/01/2012        1,460,000
   1,630,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                4.00     03/01/2022        1,630,000
   1,905,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                  (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss
                  +/-                                                              4.00     12/01/2025        1,905,000
   3,590,000   ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC
                  INSURED) ss +/-                                                  1.00     02/01/2034        3,590,000
   7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                  INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC) ss +/-           1.20     02/01/2015        7,160,000
   2,895,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC) ss +/-                                1.20     05/01/2025        2,895,000
   2,950,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY
                  REVENUE, GENERAL OBLIGATION OF UNIVERSITY) ss +/-                0.60     08/15/2031        2,950,000
                                                                                                            427,682,465
                                                                                                         --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
MISSISSIPPI: 2.81%
$ 68,250,000   JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON USA
                  INCORPORATED PROJECT   (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC) ss +/-                                                     0.90%    06/01/2023   $   68,250,000
  75,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA
                  INCORPORATED PROJECT SERIES D (INDUSTRIAL DEVELOPMENT
                  REVENUE) ss +/-                                                 0.80     12/01/2030       75,000,000
  14,825,000   MISSISSIPPI BUSINESS FINANCE CORPORATION JACKSON STATE
                  UNIVERSITY SERIES A1 (OTHER REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                          1.18     01/01/2033       14,825,000
  18,950,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION
                  PROJECT (IDR, WACHOVIA BANK LOC) ss +/-                         1.16     04/01/2028       18,950,000
   5,585,000   RESET OPTION CERTIFICATES TRUST MISSISSIPPI DEVELOPMENT
                  (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC) ss +/-             1.63     01/01/2025        5,585,000
                                                                                                           182,610,000
                                                                                                        --------------
MISSOURI: 1.93%
   4,300,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED) ss +/-                                                 1.06     08/01/2035        4,300,000
  17,700,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE LOC) ss +/-                                      1.20     04/01/2027       17,700,000
   1,905,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE & UNIVERSITY REVENUE LOC) ss +/-                       1.20     04/01/2027        1,905,000
  11,625,000   KANSAS CITY MO SPECIAL OBLIGATION ROE BARTLE SERIES E (TAX
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                         0.83     04/15/2034       11,625,000
   2,400,000   KANSAS CITY MO SPECIAL OBLIGATION ROE BARTLE SERIES F (TAX
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-               4.35     04/15/2025        2,400,000
   8,305,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF
                  MUNICIPAL UTILITIES (LEASE REVENUE, US BANK NA LOC)
                  ss +/-                                                          1.20     06/01/2033        8,305,000
  13,000,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION
                  KAUFFMAN PROJECT SERIES A (OTHER REVENUE) ss +/-                1.20     06/01/2037       13,000,000
   6,400,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  BETHESDA HEALTH GROUP SERIES B (HEALTHCARE FACILITIES
                  REVENUE, US BANK NA LOC) ss +/-                                 1.05     08/01/2031        6,400,000
   5,400,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHILDRENS MERCY HOSPITAL SERIES A (HEALTHCARE FACILITIES
                  REVENUE, UBS AG LOC) ss +/-                                     1.05     05/15/2032        5,400,000
   2,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHILDRENS MERCY HOSPITAL SERIES B (HEALTHCARE FACILITIES
                  REVENUE, UBS AG LOC) ss +/-                                     1.05     05/15/2023        2,000,000
   4,675,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  JESUIT HIGH SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA
                  LOC) ss +/-                                                     1.05     11/01/2027        4,675,000
  10,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MOTHER OF GOOD COUNSEL HOME PROJECT (HEALTHCARE
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-           0.85     07/01/2037       10,000,000
   2,900,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  RANKEN TECHNICAL COLLEGE (COLLEGE AND UNIVERSITY REVENUE,
                  RADIAN INSURED) ss +/-                                          1.20     11/15/2031        2,900,000
   8,400,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  WASHINGTON UNIVERSITY SERIES B (COLLEGE AND UNIVERSITY
                  REVENUE, JP MORGAN CHASE BANK LOC) ss +/-                       0.85     03/01/2040        8,400,000
   1,700,000   MISSOURI STATE HEFA (COLLEGE & UNIVERSITY REVENUE, JPMORGAN
                  CHASE BANK LOC) ss +/-                                          1.10     03/01/2040        1,700,000
   4,100,000   MISSOURI STATE HEFA BAPTIST COLLEGE (COLLEGE & UNIVERSITY
                  REVENUE, US BANK NA LOC) ss +/-                                 1.05     11/15/2022        4,100,000
   1,475,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP (HCFR, US BANK NA
                  LOC) ss +/-                                                     1.05     08/01/2034        1,475,000
   2,100,000   MISSOURI STATE HEFA BETHESDA HEALTH GROUP SERIES A (HCFR, US
                  BANK NA LOC) ss +/-                                             1.05     08/01/2031        2,100,000
     145,000   MISSOURI STATE HEFA ST. LOUIS UNIVERSITY PROJECT SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                          1.23     10/01/2009          145,000
  16,000,000   SAINT LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MULTI-FAMILY
                  HOUSING REVENUE, FNMA INSURED) ss +/-                           1.03     03/15/2034       16,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
MISSOURI (continued)
$  1,000,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES
                  B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC) ss +/-          1.05%    06/15/2024   $    1,000,000
                                                                                                            125,530,000
                                                                                                         --------------
MONTANA: 0.21%
  13,630,000   HELENA MT CARROLL COLLEGE CAMPUS HOUSING (COLLEGE AND
                  UNIVERSITY REVENUE, US BANK NA LOC) ss +/-                       1.05     10/01/2032       13,630,000
                                                                                                         --------------
NEBRASKA: 0.08%
   5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER
                  REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                         0.90     02/01/2015        5,100,000
                                                                                                         --------------
NEVADA: 1.31%
  12,030,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                  FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                      1.53     01/01/2037       12,030,000
   1,900,000   CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION
                  PROJECT (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                      1.53     02/01/2030        1,900,000
   4,255,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES D221 (PROPERTY TAX
                  REVENUE, MBIA INSURED) ss +/-                                    1.40     06/15/2026        4,255,000
  34,000,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF
                  NEW YORK LOC) ss +/-                                             1.03     10/01/2035       34,000,000
  22,855,000   LAS VEGAS NV VALLEY WATER DISTRICT (PROPERTY TAX REVENUE,
                  MBIA INSURED) ss +/-++                                           1.23     06/01/2019       22,855,000
  10,155,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879 (WATER
                  REVENUE, FIRST SECURITY BANK LOC) ss +/-                         3.50     07/01/2014       10,155,000
                                                                                                             85,195,000
                                                                                                         --------------
NEW HAMPSHIRE: 1.38%
   8,500,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY LRG
                  HEALTHCARE (OTHER REVENUE, RBS CITIZENS NA) ss +/-               1.15     01/01/2038        8,500,000
  13,550,000   NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-            1.06     09/01/2036       13,550,000
   6,780,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                  REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                       1.04     01/01/2037        6,780,000
  13,000,000   NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE,
                  BANK OF AMERICA NA LOC) ss +/-                                   1.10     10/01/2036       13,000,000
   3,595,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC) ss +/-                                  1.10     01/01/2030        3,595,000
   4,085,000   NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED
                  IRISH BANK PLC LOC) ss +/-                                       1.04     07/01/2038        4,085,000
  25,915,000   NEW HAMPSHIRE HEFA ST. ANSELM COLLEGE (OTHER REVENUE,
                  CITIZENS BANK LOC) ss +/-                                        1.20     06/01/2038       25,915,000
   8,500,000   NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF
                  NOVA SCOTIA) ss +/-                                              1.03     02/01/2036        8,500,000
   5,670,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK
                  DAY HEALTH SYSTEM (HOUSING REVENUE, TD BANKNORTH NA)
                  ss +/-                                                           1.10     10/01/2043        5,670,000
                                                                                                             89,595,000
                                                                                                         --------------
NEW JERSEY: 1.18%
   5,400,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER
                  REVENUE, MBIA INSURED) ss +/-                                    0.87     01/01/2032        5,400,000
   3,330,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE)
                  ss +/-                                                           1.35     06/15/2031        3,330,000
  25,000,000   NEW JERSEY STATE TRAN SERIES A (OTHER REVENUE)                      3.00     06/25/2009       25,192,721
  35,560,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036
                  (TRANSPORTATION REVENUE, AMBAC INSURED) ss +/-                   1.14     01/01/2025       35,560,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
NEW JERSEY (continued)
$  7,355,000   SALEM COUNTY NJ IMPROVEMENT AUTHORITY FRIENDS HOME WOODSTOWN
                  INCORPORATED (HCFR, ALLIED IRISH BANK PLC LOC) ss +/-            0.95%    04/01/2034   $    7,355,000
                                                                                                             76,837,721
                                                                                                         --------------
NEW MEXICO: 1.23%
   5,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER
                  REVENUE, STATE STREET BANK & TRUST LOC) ss +/-                   0.70     06/15/2024        5,000,000
  24,000,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER
                  REVENUE, UBS AG LOC) ss +/-                                      0.70     06/15/2024       24,000,000
  43,200,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
                  REVENUE, UBS AG LOC) ss +/-                                      0.95     12/15/2026       43,200,000
   7,400,000   SANTA FE COUNTY NM ARCHIDICESE SANTA FE SCHOOL SERIES A
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)
                  ss +/-                                                           0.95     06/01/2028        7,400,000
                                                                                                             79,600,000
                                                                                                         --------------
NEW YORK: 2.88%
  11,285,000   METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION
                  REVENUE, AMBAC INSURED) ss +/-                                   1.14     11/15/2023       11,285,000
  14,425,000   MONROE COUNTY NY IDA CHERRY RIDGE ASSISTED LIVING (HOUSING
                  REVENUE, HOUSEHOLD SERVICES BANK CORPORATION LOC) ss
                  +/-                                                              0.60     01/01/2035       14,425,000
  28,340,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC) ss
                  +/-++                                                            1.62     11/15/2030       28,340,000
   5,400,000   NEW YORK NY CITY IDA AMERICAN CIVIL PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC) ss +/-             0.75     06/01/2035        5,400,000
  28,260,000   NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                  (OTHER REVENUE, FGIC INSURED) ss +/-                             1.43     07/15/2036       28,260,000
  39,700,000   NEW YORK TSASC INCORPORATED SERIES 1 (OTHER REVENUE) ss             6.25     07/15/2009       41,184,335
   4,415,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK (OTHER
                  REVENUE) ss +/-                                                  1.35     06/01/2021        4,415,000
  11,540,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK SERIES
                  4508 (OTHER REVENUE, AMBAC INSURED) ss +/-                       1.35     06/01/2021       11,540,000
  42,500,000   TRIBOROUGH NEW YORK BRIDGE & TUNNEL AUTHORITY SERIES B (TOLL
                  ROAD REVENUE, STATE STREET BANK & TRUST LOC) ss +/-              0.70     01/01/2032       42,500,000
      25,000   TROY NY IDA SERIES D (COLLEGE & UNIVERSITY REVENUE, NORTHERN
                  TRUST CORPORATION LOC) ss +/-                                    0.40     09/01/2042           25,000
                                                                                                            187,374,335
                                                                                                         --------------
NORTH CAROLINA: 1.62%
  46,550,000   CHARLOTTE-MECKLENBURG NC HOSPITAL AUTHORITY CAROLINAS
                  HEALTHCARE SERIES H (HEALTHCARE FACILITIES REVENUE, AMBAC
                  INSURED) ss +/-                                                  2.45     01/15/2045       46,550,000
   5,200,000   MECKLENBURG COUNTY NC COP (LEASE REVENUE LOC) ss +/-                1.15     02/01/2025        5,200,000
   7,100,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL
                  SCHOOL PROJECT (OTHER REVENUE, WACHOVIA BANK LOC) ss
                  +/-                                                              1.20     09/01/2029        7,100,000
   7,890,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY WOLFPACK
                  CLUB SERIES A (COLLEGE AND UNIVERSITY REVENUE, WACHOVIA
                  BANK LOC) ss +/-                                                 1.16     07/01/2035        7,890,000
  12,415,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS PROJECT
                  (HEALTHCARE FACILITIES REVENUE, RADIAN INSURED) ss +/-           1.10     04/01/2031       12,415,000
   5,400,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
                  FINANCING PROJECT (HEALTHCARE FACILITIES REVENUE, KBC
                  BANK NV LOC) ss +/-                                              0.85     12/01/2025        5,400,000
   2,270,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                  PROJECT (HCFR, WACHOVIA BANK LOC) ss +/-                         1.16     08/01/2024        2,270,000
   7,730,000   NORTH CAROLINA MEDICAL CARE COMMUNITY SOUTHMINSTER PROJECT
                  (HCFR, WACHOVIA BANK LOC) ss +/-                                 0.91     10/01/2015        7,730,000
   4,300,000   PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT
                  REVENUE, BRANCH BANKING & TRUST) ss +/-                          0.95     07/01/2032        4,300,000
   6,585,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4186 (HCFR,
                  FIRST SECURITY BANK LOC) ss +/-                                  2.71     11/01/2020        6,585,000
                                                                                                            105,440,000
                                                                                                         --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
NORTH DAKOTA: 0.31%
$ 10,185,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A1 (HCFR,
                  GUARANTEE AGREEMENT) ss +/-                                      1.85%    02/15/2037   $   10,185,000
  10,000,000   CASS COUNTY ND HEALTH CARE ESSENTIALS SERIES A2 (HCFR,
                  GUARANTEE AGREEMENT) ss +/-                                      1.00     02/15/2037       10,000,000
                                                                                                             20,185,000
                                                                                                         --------------
OHIO: 2.63%
  18,050,000   ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
                  INSURED) ss +/-                                                  1.35     12/01/2032       18,050,000
  40,000,000   CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89
                  GARAGE PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)
                  ss +/-                                                           0.80     01/01/2037       40,000,000
   3,350,000   DAYTON OH AIR FREIGHT SERIES C (INDUSTRIAL DEVELOPMENT
                  REVENUE)                                                         6.05     10/01/2009        3,355,151
   6,665,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
                  (HFFA REVENUE, BANK OF AMERICA NA LOC) ss +/-                    0.89     03/01/2036        6,665,000
  11,970,000   HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC) ss +/-                                           1.02     12/01/2026       11,970,000
  22,655,000   LANCASTER OH PORT AUTHORITY (OTHER REVENUE) ss +/-                  1.00     05/01/2038       22,655,000
  14,230,000   OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN
                  UNIVERSITY PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK
                  LOC) ss +/-                                                      1.03     12/01/2037       14,230,000
  19,400,000   PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC) ss +/-                                  1.02     11/01/2029       19,400,000
   9,770,000   PARMA OH PARMA COMMUNITY GENERAL HOSPITAL SERIES C (HCFR,
                  JPMORGAN CHASE BANK LOC) ss +/-                                  1.02     11/01/2030        9,770,000
  10,000,000   PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL (HEALTHCARE
                  FACILITIES REVENUE, JP MORGAN CHASE BANK LOC) ss +/-             1.08     09/01/2033       10,000,000
   2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                  (IDR, SCOTIABANK LOC) ss +/-                                     1.20     09/01/2015        2,810,000
  12,000,000   WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT (OTHER
                  REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                         2.04     03/01/2033       12,000,000
                                                                                                            170,905,151
                                                                                                         --------------
OKLAHOMA: 0.35%
   5,095,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                  (HCFR, BANK OF AMERICA NA LOC) ss +/-                            1.00     11/01/2018        5,095,000
   7,515,000   OKLAHOMA STATE INDUSTRIES AUTHORITY HEALTH SYSTEM SERIES A
                  (HEALTHCARE FACILITIES REVENUE, MBIA INSURED) ss                 5.75     08/15/2009        7,771,321
  10,090,000   OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880
                  (ELECTRIC REVENUE, FGIC INSURED) ss +/-                          2.50     01/01/2015       10,090,000
                                                                                                             22,956,321
                                                                                                         --------------
OREGON: 0.30%
  19,200,000   OREGON STATE SERIES A (PROPERTY TAX REVENUE)                        3.00     06/30/2009       19,341,792
                                                                                                         --------------
OTHER: 0.21%
   3,347,000   NORTHEAST TAX EXEMPT GRANTOR TRUST CERTIFICATES (OTHER
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                          3.00     04/01/2019        3,347,000
  10,495,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202 (PROPERTY
                  TAX REVENUE, FGIC INSURED) ss +/-                                1.15     06/01/2034       10,495,000
                                                                                                             13,842,000
                                                                                                         --------------
PENNSYLVANIA: 3.69%
  13,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC
                  SENIOR LIVING CORPORATION (HCFR, FNMA INSURED) ss +/-            1.05     07/15/2028       13,275,000
  10,000,000   BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A
                  (OTHER REVENUE) ss +/-                                           0.98     11/01/2020       10,000,000
  10,000,000   BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A
                  (OTHER REVENUE, BANK OF SCOTLAND LOC) ss +/-                     0.95     07/15/2021       10,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
PENNSYLVANIA (continued)
$105,190,000   DAUPHIN COUNTY PA GENERAL AUTHORITY SCHOOL DISTRICT POOLED
                  FINANCING PROGRAM II (OTHER REVENUE, BANK OF NOVA SCOTIA)
                  ss +/-                                                           1.00%    09/01/2032   $  105,190,000
   3,000,000   DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B (OTHER
                  REVENUE, WACHOVIA BANK LOC) ss +/-                               1.10     06/01/2020        3,000,000
  11,200,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
                  AMBAC INSURED) ss +/-                                            0.99     10/01/2025       11,200,000
  10,320,000   LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
                  (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                        1.16     03/01/2047       10,320,000
   3,615,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES A (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                      1.10     09/01/2031        3,615,000
   2,165,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES B (HCFR, WACHOVIA BANK LOC) ss +/-                        1.10     05/01/2032        2,165,000
  17,255,000   LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT
                  SERIES C (HCFR, WACHOVIA BANK LOC) ss +/-                        1.10     11/01/2019       17,255,000
   3,165,000   MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)
                  ss +/-                                                           3.50     10/01/2030        3,165,000
   7,350,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES
                  A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                  LOC) ss +/-                                                      1.03     07/01/2034        7,350,000
   3,005,000   PENNSYLVANIA STATE HEFAR SERIES B   (COLLEGE & UNIVERSITY
                  REVENUE LOC) ss +/-                                              1.18     06/01/2035        3,005,000
   4,170,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                  (OTHER REVENUE LOC) ss +/-                                       1.05     11/01/2036        4,170,000
   8,575,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                  CHESTNUT HILL COLLEGE SERIES B (EDUCATIONAL FACILITIES
                  REVENUE, WACHOVIA BANK LOC) ss +/-                               1.20     10/01/2036        8,575,000
   1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
                  JPMORGAN CHASE BANK LOC) ss +/-                                  0.75     09/01/2034        1,050,000
  20,000,000   PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX
                  REVENUE, STATE AID WITHHOLDING) ss +/-                           0.95     09/01/2030       20,000,000
   6,200,000   SOUTH CENTRAL PA GENERAL AUTHORITY WELLSPAN HEALTH
                  OBLIGATION GROUP SERIES B (HEALTHCARE FACILITIES REVENUE,
                  CITIZENS BANK LOC) ss +/-                                        0.77     06/01/2037        6,200,000
                                                                                                            239,535,000
                                                                                                         --------------
PUERTO RICO: 0.18%
   4,405,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  ROCS RR II R 10327CE (OTHER REVENUE) ss +/-                      1.01     08/29/2009        4,405,000
   7,395,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                  SERIES A (FUEL SALES TAX REVENUE, SCOTIABANK LOC) ss
                  +/-                                                              1.00     07/01/2028        7,395,000
                                                                                                             11,800,000
                                                                                                         --------------
SOUTH CAROLINA: 0.82%
   2,820,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA
                  JEWISH COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                        1.20     12/01/2024        2,820,000
   8,400,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR LOC)
                  ss +/-                                                           1.18     08/01/2029        8,400,000
   6,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                  INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA BANK
                  LOC) ss +/-                                                      1.20     10/01/2032        6,000,000
  16,620,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
                  INDUSTRIES OF LOWER SC (ECONOMIC DEVELOPMENT REVENUE,
                  WACHOVIA BANK LOC) ss +/-                                        1.18     10/01/2028       16,620,000
   7,100,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                  GREENVILLE BAPTIST PROJECT (HCFR, WACHOVIA BANK LOC)
                  ss +/-                                                           1.18     10/01/2019        7,100,000
  12,580,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF
                  DEVELOPMENT PROJECT SERIES A (COLLEGE AND UNIVERSITY
                  REVENUE, WACHOVIA BANK LOC) ss +/-                               1.18     07/01/2033       12,580,000
                                                                                                             53,520,000
                                                                                                         --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
SOUTH DAKOTA: 1.23%
$  3,200,000   LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B   (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC) ss +/-                                  0.80%    07/01/2032   $    3,200,000
  12,640,000   SIOUX FALLS SD SERIES 2057 (SALES TAX REVENUE, MBIA INSURED)
                  ss +/-                                                           1.48     05/15/2015       12,640,000
  36,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AVERA HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)
                  ss +/-                                                           1.06     07/01/2038       36,000,000
   8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AVERA HEALTH SUBSERIES A2 (HEALTHCARE FACILITIES REVENUE,
                  US BANK NA LOC) ss +/-                                           0.70     07/01/2038        8,000,000
   8,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REGIONAL HEALTH (OTHER REVENUE, US BANK NA LOC) ss +/-           1.20     09/01/2027        8,000,000
   7,500,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH
                  SERIES C (HCFR LOC) ss +/-                                       1.08     11/01/2019        7,500,000
   4,900,000   SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK
                  NA LOC) ss +/-                                                   1.08     11/01/2034        4,900,000
                                                                                                             80,240,000
                                                                                                         --------------
TENNESSEE: 1.17%
  13,640,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD (IDR, AMBAC
                  INSURED) ss +/-                                                  0.50     10/01/2027       13,640,000
  11,340,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055
                  (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-                  1.78     04/01/2015       11,340,000
   9,815,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.90     02/01/2038        9,815,000
  19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED) ss +/-            0.95     01/01/2034       19,985,000
  10,595,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
                  REVENUE, BANK OF AMERICA NA LOC) ss +/-                          0.90     02/01/2036       10,595,000
   3,600,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                  LOC) ss +/-                                                      0.95     11/01/2027        3,600,000
   7,055,000   SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
                  (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                        1.20     10/01/2022        7,055,000
                                                                                                             76,030,000
                                                                                                         --------------
TEXAS: 8.61%
   6,990,000   AUSTIN TX ELECTRIC UTILITY SYSTEM (ELECTRIC REVENUE, AMBAC
                  INSURED) ss +/-                                                  1.06     11/15/2022        6,990,000
   6,415,000   AUSTIN TX SERIES A63 (WATER & SEWER REVENUE, FIRST SECURITY
                  BANK LOC) ss +/-                                                 1.10     05/15/2022        6,415,000
   6,640,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC) ss +/-                                               3.50     11/15/2029        6,640,000
   6,500,000   BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS
                  PROJECT (HOUSING REVENUE, FHLMC INSURED) ss +/-                  1.00     09/01/2036        6,500,000
  21,655,000   CRAWFORD TX EDUCATIONAL FACILITIES CORPORATION CONCORDIA
                  UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC) ss +/-                                                      1.15     06/01/2037       21,655,000
   6,100,000   DALLAS TX AREA RAPID TRANSIT (OTHER REVENUE, AMBAC INSURED)
                  ss +/-                                                           1.42     12/01/2026        6,100,000
   2,275,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED) ss +/-                0.88     02/15/2038        2,275,000
   9,455,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER
                  REVENUE, FGIC INSURED) ss +/-                                    0.88     07/01/2026        9,455,000
   1,260,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER
                  REVENUE, FGIC INSURED) ss +/-                                    0.88     11/15/2029        1,260,000
  13,350,000   DICKINSON TX INDEPENDENT SCHOOL DISTRICT SERIES SGA94
                  (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)
                  ss +/-                                                           1.00     02/15/2028       13,350,000
   3,800,000   FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852
                  (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)
                  ss +/-                                                           1.78     02/15/2016        3,800,000
   5,090,000   GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY
                  THE SEA APARTMENTS PROJECT (HOUSING REVENUE, FNMA
                  INSURED) ss +/-                                                  1.08     02/15/2032        5,090,000
   4,800,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMAN HEALTH SERIES D2 (HEALTHCARE
                  FACILITIES REVENUE, AIB GROUP) ss +/-                            1.00     06/01/2029        4,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
TEXAS (continued)
$  7,200,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMANN HEALTH SERIES D1 (HEALTHCARE
                  FACILITIES REVENUE, JPMORGAN CHASE BANK LOC) ss +/-              1.00%    06/01/2029   $    7,200,000
   3,625,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION HERMANN HEALTH SERIES D3 (HEALTHCARE
                  FACILITIES REVENUE, COMPASS BANK) ss +/-                         1.00     06/01/2029        3,625,000
  16,215,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  CHRISTUS HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE,
                  MBIA INSURED) ss                                                 5.38     07/01/2009       16,713,502
  19,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  CHRISTUS HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE,
                  MBIA INSURED) ss                                                 5.38     07/01/2009       19,576,807
   1,860,000   HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JPMORGAN
                  CHASE BANK LOC) ss +/-                                           1.03     10/01/2012        1,860,000
   8,500,000   HARRIS COUNTY TX TRAN (PROPERTY TAX REVENUE)                        3.00     02/26/2009        8,528,887
  12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                  SOCIETE GENERALE LOC) ss +/-                                     1.04     11/15/2029       12,600,000
  30,500,000   HOUSTON TX UTILITY SYSTEM (SEWER REVENUE, DEXIA CREDIT LOCAL
                  DE FRANCE LOC) ss +/-                                            2.30     05/15/2034       30,500,000
  25,000,000   HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE,
                  BANK OF AMERICA NA LOC) ss +/-                                   2.30     05/15/2034       25,000,000
  54,315,000   HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
                  BANK OF AMERICA NA LOC) ss +/-                                   2.30     05/15/2034       54,315,000
  10,000,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                  INSURED) ss +/-                                                  2.07     12/01/2023       10,000,000
  16,500,000   HOUSTON TX WATER & SEWER SYSTEM (WATER REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                        1.43     12/01/2031       16,500,000
  21,395,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
                  COMPANY PROJECT (IDR, UBC AG LOC) ss +/-                         0.80     12/01/2009       21,395,000
   9,000,000   NORTH EAST TX INDEPENDENT SCHOOL DISTRICT SERIES 2058 (OTHER
                  REVENUE, PERMANENT SCHOOL FUND GUARANTEED) ss +/-                1.06     08/01/2015        9,000,000
   2,920,000   NORTH TEXAS MUNICIPAL WATER DISTRICT (WATER REVENUE, MBIA
                  INSURED) ss +/-                                                  1.48     09/01/2014        2,920,000
  17,000,000   NORTH TEXAS TOLLWAY AUTHORITY (TOLL ROAD REVENUE, FIRST
                  SECURITY BANK LOC) ss +/-                                        0.50     01/01/2035       17,000,000
   7,500,000   PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON
                  AVENUE RESIDENTIAL APARTMENTS (MULTI-FAMILY HOUSING
                  REVENUE, FHLMC INSURED) ss +/-                                   1.07     08/01/2041        7,500,000
     600,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, GUARANTEE
                  AGREEMENT) ss +/-                                                1.75     04/01/2027          600,000
  16,000,000   ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, DEXIA INSURED) ss +/-                                   1.00     08/01/2037       16,000,000
  10,155,000   SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC REVENUE) ss +/-++           1.06     02/01/2017       10,155,000
  19,735,000   SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC REVENUE) ss +/-++           1.06     02/01/2022       19,735,000
  10,940,000   SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC REVENUE) ss +/-++           1.06     02/01/2024       10,940,000
   9,120,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                  CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (OTHER
                  REVENUE, COMPASS BANK) ss +/-                                    0.70     08/15/2046        9,120,000
   5,080,000   TEXAS STATE (PROPERTY TAX REVENUE, BANK OF NEW YORK LOC)
                  ss +/-                                                           1.09     04/01/2030        5,080,000
  13,900,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA
                  IBIZA APARTMENTS (MULTI-FAMILY HOUSING REVENUE, FNMA
                  INSURED) ss +/-                                                  1.04     08/01/2041       13,900,000
  93,915,000   TEXAS STATE TRAN (GO - STATES, TERRITORIES)                         3.00     08/28/2009       94,642,528
  20,700,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  LONGHORN VILLAGE PROJECT SERIES B (HOUSING REVENUE, BANK
                  OF SCOTLAND LOC) ss +/-                                          0.85     07/01/2037       20,700,000
                                                                                                            559,436,724
                                                                                                         --------------
UTAH: 0.57%
  27,100,000   UTAH TRANSPORTATION AUTHORITY SUBSERIES A (SALES TAX
                  REVENUE) ss +/-                                                  0.95     06/15/2036       27,100,000
   9,675,000   WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED) ss +/-               0.96     12/01/2034        9,675,000
                                                                                                             36,775,000
                                                                                                         --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
VERMONT: 0.44%
$  2,300,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  BRATTLEBORO MEMORIAL HOSPITAL PROJECT A (HEALTHCARE
                  FACILITIES REVENUE, TD BANKNORTH NA) ss +/-                      1.15%    10/01/2028   $    2,300,000
   9,120,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  FLETCHER ALLEN HOSPITAL SERIES A (HCFR) ss +/-                   0.78     12/01/2030        9,120,000
   3,140,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  LANDMARK COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY
                  REVENUE) ss +/-                                                  1.15     07/01/2033        3,140,000
   2,220,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY
                  NORTHEASTERN VERMONT REGIONAL HOSPITAL SERIES A (HCFR)
                  ss +/-                                                           1.15     10/01/2029        2,220,000
  12,020,000   VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
                  PROJECT A (HCFR) ss +/-                                          1.15     10/01/2034       12,020,000
                                                                                                             28,800,000
                                                                                                         --------------
VIRGINIA: 0.75%
   7,580,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
                  REVENUE, WACHOVIA BANK LOC) ss +/-                               1.16     06/01/2035        7,580,000
   9,400,000   HANOVER COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY BON SECOURS
                  HEALTH SERIES D2 (OTHER REVENUE, US BANK NA LOC) ss +/-          0.77     11/01/2025        9,400,000
  12,450,000   JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE,
                  FNMA INSURED) ss +/-                                             0.90     11/15/2032       12,450,000
   5,840,000   NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY BON SECOURS HEALTH
                  SERIES D2 (OTHER REVENUE, BANK OF AMERICA NA LOC) ss
                  +/-                                                              0.77     11/01/2025        5,840,000
  13,600,000   VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP
                  FOUNDATION (HCFR, WACHOVIA BANK LOC) ss +/-                      1.18     07/01/2022       13,600,000
                                                                                                             48,870,000
                                                                                                         --------------
WASHINGTON: 3.02%
   2,180,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
                  LOC) ss +/-                                                      1.00     12/01/2021        2,180,000
   6,930,000   KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX
                  REVENUE, GUARANTEE AGREEMENT) ss +/-                             1.36     12/01/2037        6,930,000
  43,030,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED) ss +/-                                            0.95     07/01/2035       43,030,000
   5,885,000   KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC) ss +/-                                  1.15     12/01/2018        5,885,000
   7,920,000   SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)
                  ss +/-                                                           1.63     03/01/2022        7,920,000
  12,530,000   SEATTLE WA WATER SYSTEM (OTHER REVENUE, MBIA INSURED)
                  ss +/-                                                           1.44     09/01/2033       12,530,000
   4,885,000   STATE OF WASHINGTON (PROPERTY TAX REVENUE, FGIC INSURED)
                  ss +/-                                                           1.33     07/01/2026        4,885,000
   7,650,000   WASHINGTON STATE (COLLEGE AND UNIVERSITY REVENUE, CITIBANK
                  NA LOC) ss +/-++                                                 1.07     01/01/2029        7,650,000
  11,990,000   WASHINGTON STATE (TAX REVENUE, GUARANTEE AGREEMENT) ss
                  +/-++                                                            1.35     01/01/2022       11,990,000
   8,800,000   WASHINGTON STATE CLASS A (PROPERTY TAX REVENUE) ss +/-              1.06     07/01/2033        8,800,000
  12,000,000   WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           1.10     10/01/2036       12,000,000
   6,840,000   WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A
                  PUTTABLE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                  NA LOC) ss +/-                                                   1.10     10/01/2030        6,840,000
  10,200,000   WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                  PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC) ss
                  +/-                                                              0.84     04/01/2034       10,200,000
   5,775,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA
                  ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE,
                  NORTHERN TRUST CORPORATION LOC) ss +/-                           1.23     06/01/2032        5,775,000
   5,500,000   WASHINGTON STATE HOUSING FINANCING SEATTLE APARTMENT MUSEUM
                  PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
                  ss +/-                                                           0.80     07/01/2033        5,500,000
   9,055,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT
                  #1 SERIES 1A-2 (POWER REVENUE, BANK OF AMERICA NA LOC)
                  ss +/-                                                           0.82     07/01/2017        9,055,000
  22,825,000   WASHINGTON STATE ROCS RRII R-12100 (OTHER REVENUE, FGIC
                  INSURED) ss +/-                                                  1.42     01/01/2031       22,825,000
   8,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)                                                        5.50     09/01/2009        8,230,099

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
WASHINGTON (continued)
$  3,800,000   WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US BANK
                  NA LOC) ss +/-                                                   1.20%    10/01/2017   $    3,800,000
                                                                                                            196,025,099
                                                                                                         --------------
WEST VIRGINIA: 0.49%
  15,985,000   MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR,
                  JPMORGAN CHASE BANK LOC) ss +/-                                  1.05     07/01/2040       15,985,000
  15,700,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM
                  AUTHORITY (OTHER REVENUE, GENERAL OBLIGATION OF
                  AUTHORITY) ss +/-                                                5.60     04/15/2019       15,700,000
                                                                                                             31,685,000
                                                                                                         --------------
WISCONSIN: 3.76%
   7,045,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  BELOIT MEMORIAL HOSPITAL INCORPORATED (HEALTHCARE
                  FACILITIES REVENUE, JPMORGAN CHASE BANK LOC) ss +/-              1.23     04/01/2036        7,045,000
  30,720,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  GUNDERSEN LUTHERAN SERIES B (HCFR, FIRST SECURITY BANK
                  LOC) ss +/-                                                      3.05     12/01/2029       30,720,000
  23,750,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MERITER HOSPITAL INCORPORATED SERIES A (HEALTHCARE
                  FACILITIES REVENUE, US BANK NA LOC) ss +/-                       1.05     12/01/2024       23,750,000
  15,100,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MERITER HOSPITAL INCORPORATED SERIES B (HEALTHCARE
                  FACILITIES REVENUE, US BANK NA LOC) ss +/-                       1.05     12/01/2026       15,100,000
  23,840,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  MERITER HOSPITAL INCORPORATED SERIES C (OTHER REVENUE, US
                  BANK NA LOC) ss +/-                                              1.05     12/01/2035       23,840,000
  41,700,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  UNIVERSITY OF WISCONSIN MEDICAL FOUNDATION (HEALTHCARE
                  FACILITIES REVENUE, JP MORGAN CHASE BANK LOC) ss +/-             1.00     05/01/2030       41,700,000
   2,400,000   WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-            1.23     11/01/2017        2,400,000
  51,500,000   WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE
                  (COLLEGE AND UNIVERSITY REVENUE, XL CAPITAL ASSURANCE
                  COMPANY INSURED) ss +/-                                          1.30     06/01/2037       51,500,000
   7,600,000   WISCONSIN STATE HEFA EDGEWOOD COLLEGE (OTHER REVENUE, US
                  BANK NA LOC) ss +/-                                              1.05     10/01/2031        7,600,000
  11,390,000   WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED
                  (HFFA REVENUE, US BANK NA LOC) ss +/-                            1.08     05/01/2024       11,390,000
   1,100,000   WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE &
                  UNIVERSITY REVENUE, US BANK NA LOC) ss +/-                       1.23     06/01/2033        1,100,000
   6,375,000   WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B
                  (OTHER REVENUE, US BANK NA LOC) ss +/-                           1.05     03/01/2038        6,375,000
   4,865,000   WISCONSIN STATE HEFA RIVERVIEW HOSPITAL ASSOCIATION (HCFR,
                  FIRSTAR BANK NA LOC) ss +/-                                      1.05     10/01/2030        4,865,000
  13,075,000   WISCONSIN STATE HEFA ROC-RR-II-R-708CE (HCFR, CITIBANK NA
                  LOC) ss +/-                                                      1.02     08/15/2030       13,075,000
   3,940,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
                  (OTHER REVENUE, KBC BANK NV LOC) ss +/-                          1.05     03/01/2038        3,940,000
                                                                                                            244,400,000
                                                                                                         --------------
WYOMING: 0.96%
  42,125,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC) ss +/-                              0.84     07/01/2015       42,125,000
  20,000,000   UINTA COUNTY WY PCR CHEVRON USA INCORPORATED PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC) ss +/-                      0.80     08/15/2020       20,000,000
                                                                                                             62,125,000
                                                                                                         --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $6,117,491,744)                                                       6,117,491,744
                                                                                                         --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE          VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER: 5.60%
$ 14,605,000   AMERICAN MUNICIPAL POWER OHIO                                       1.68%    12/01/2008   $   14,605,000
  21,000,000   BOSTON WATER AND SEWER                                              1.15     03/04/2009       21,000,000
   4,528,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                           3.25     12/31/2008        4,528,000
  19,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                           1.00     03/23/2009       19,000,000
  17,825,000   ILLINOIS FINANCE AUTHORITY                                          1.75     01/06/2009       17,825,000
   6,988,000   JOHNS HOPKINS UNIVERSITY                                            2.75     02/18/2009        6,988,000
  28,750,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY             2.50     12/10/2008       28,750,000
  73,000,000   METROPOLITAN TRANSPORTATION AUTHORITY                               1.35     12/02/2008       73,000,000
   8,500,000   ROCHESTER MN HEALTH CARE                                            1.65     12/11/2008        8,500,000
  10,000,000   ROCHESTER MN HEALTH CARE                                            1.65     01/08/2009       10,000,000
  17,500,000   ROCHESTER MN HEALTH CARE                                            1.80     01/08/2009       17,500,000
  85,100,000   ROCHESTER MN HEALTH CARE                                            1.00     02/12/2009       85,100,000
  20,600,000   ROCHESTER MN HEALTH CARE                                            1.00     03/12/2009       20,600,000
  36,200,000   SAN ANTONIO ELECTRIC & GAS                                          0.90     01/15/2009       36,200,000
TOTAL COMMERCIAL PAPER (COST $363,596,000)                                                                  363,596,000
                                                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $6,481,087,744)*                                                99.75%                          $6,481,087,744
OTHER ASSETS AND LIABILITIES, NET                                         0.25                               16,411,361
                                                                        ------                           --------------
TOTAL NET ASSETS                                                        100.00%                          $6,497,499,105
                                                                        ------                           --------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                     RATE         DATE            VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 0.79%
$ 40,000,000   FHLB+/-                                                           1.03%      01/28/2009    $   40,000,000
  35,000,000   FHLB+/-                                                           1.03       01/30/2009        35,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $75,000,000)                                                      75,000,000
                                                                                                          --------------
CERTIFICATES OF DEPOSIT: 8.96%
  41,800,000   ALLIED IRISH BANKS (NEW YORK)                                     2.90       12/05/2008        41,800,000
  35,000,000   BANK OF IRELAND (CONNECTICUT)                                     3.95       01/21/2009        35,000,000
 150,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                2.55       08/14/2009       150,000,000
  30,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                   1.93       02/27/2009        30,000,000
  84,000,000   BNP PARIBAS (NEW YORK)                                            3.12       02/20/2009        84,000,000
  54,000,000   CALYON (NEW YORK)                                                 3.00       01/20/2009        54,000,000
 113,000,000   DEUTSCHE BANK (NEW YORK)+/-                                       4.42       08/04/2009       113,000,000
  75,000,000   DEXIA BANK (NEW YORK)                                             5.00       12/02/2008        75,000,000
  41,000,000   NATIXIS (NEW YORK)                                                2.92       12/01/2008        41,000,000
  19,000,000   NATIXIS (NEW YORK)                                                3.04       01/12/2009        19,000,000
  40,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                  3.02       03/09/2009        40,000,000
  30,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                3.21       10/01/2009        30,000,000
  35,000,000   U.S. BANK NATIONAL ASSOCIATION                                    2.86       04/20/2009        35,000,000
  57,000,000   UNICREDITO ITALIANO (NEW YORK)                                    3.00       12/08/2008        57,000,000
  50,000,000   UNICREDITO ITALIANO (NEW YORK)                                    5.00       12/02/2008        50,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $854,800,000)                                                            854,800,000
                                                                                                          --------------
COMMERCIAL PAPER: 39.65%
  42,600,000   ALLIED IRISH BANKS##                                              2.08       02/13/2009        42,417,861
  18,000,000   ALLIED IRISH BANKS##                                              2.87       12/15/2008        17,979,910
 124,100,000   ALPINE SECURITIZATION##                                           4.75       12/23/2008       123,739,765
  67,600,000   AMSTEL FUNDING CORPORATION##                                      3.45       12/01/2008        67,600,000
  44,000,000   AMSTEL FUNDING CORPORATION##                                      3.50       05/15/2009        43,294,167
  65,300,000   AMSTERDAM FUNDING CORPORATION##                                   4.05       12/18/2008        65,175,114
  38,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.04       04/20/2009        37,550,756
  45,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.41       06/11/2009        44,181,600
  35,400,000   ASB FINANCE LIMITED (LONDON)##                                    3.01       05/07/2009        34,935,306
  17,000,000   BARCLAYS US FUNDING LLC##                                         3.11       03/10/2009        16,854,608
  21,300,000   BASF SE##                                                         1.90       02/05/2009        21,225,805
  21,300,000   BASF SE##                                                         1.90       02/11/2009        21,219,060
   4,450,000   BASF SE##                                                         2.00       02/17/2009         4,430,717
  41,500,000   BELMONT FUNDING LLC##                                             2.00       12/01/2008        41,500,000
  60,000,000   BELMONT FUNDING LLC##                                             2.13       12/03/2008        59,992,917
  24,000,000   BNP PARIBAS FINANCE INCORPORATED##                                4.80       12/12/2008        23,964,800
  22,000,000   BNZ INTERNATIONAL FUNDING##                                       2.80       12/11/2008        21,982,889
   6,000,000   BRYANT PARK FUNDING LLC##                                         1.60       02/12/2009         5,980,533
  29,000,000   CAFCO LLC##                                                       1.65       02/17/2009        28,896,325
  10,250,000   CHARTA LLC##                                                      1.65       02/13/2009        10,215,235
  51,100,000   CITIBANK CREDIT CARD ISSUANCE TRUST##                             4.35       12/11/2008        51,038,254
   7,000,000   CITIBANK OMNI MASTER TRUST##                                      4.50       01/26/2009         6,951,000
  30,000,000   CITIBANK OMNI MASTER TRUST##                                      4.50       01/29/2009        29,778,750
  13,000,000   CITIBANK OMNI MASTER TRUST##                                      4.85       12/18/2008        12,970,226
  40,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 1.85       12/04/2008        39,993,833
  94,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.13       12/02/2008        93,994,438
  40,300,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.25       12/01/2008        40,300,000
   5,060,000   CME GROUP INCORPORATED##                                          2.40       01/23/2009         5,042,121
  42,600,000   CME GROUP INCORPORATED##                                          2.45       01/14/2009        42,472,437
  29,000,000   CRC FUNDING LLC##                                                 1.65       02/17/2009        28,896,325
  40,000,000   E.ON AG##                                                         2.40       01/22/2009        39,861,333
  49,000,000   EBBETS FUNDING LLC##                                              2.00       12/01/2008        49,000,000
 107,100,000   EBBETS FUNDING LLC##                                              2.13       12/03/2008       107,087,356
  32,400,000   EDISON ASSET SECURITIES LLC##                                     1.75       02/19/2009        32,274,000
  13,900,000   ELYSIAN FUNDING LLC##                                             2.00       12/01/2008        13,900,000
  26,000,000   ELYSIAN FUNDING LLC##                                             2.00       12/04/2008        25,995,667
  30,200,000   ERASMUS CAPITAL CORPORATION##                                     1.20       12/02/2008        30,198,993
   5,700,000   FAIRWAY FINANCE CORPORATION##                                     1.20       12/02/2008         5,699,810

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                     RATE         DATE            VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
COMMERCIAL PAPER (continued)
$ 68,300,000   FAIRWAY FINANCE CORPORATION##                                     4.40%      12/11/2008    $   68,216,522
  25,000,000   FAIRWAY FINANCE CORPORATION##                                     4.40       01/14/2009        24,865,556
  64,600,000   FAIRWAY FINANCE CORPORATION##                                     4.50       12/10/2008        64,527,325
  32,000,000   FORTIS FUNDING LLC##                                              3.10       03/05/2009        31,740,978
  16,000,000   FOXBORO FUNDING LIMITED+/-(i)                                     2.67       02/06/2009        16,000,000
  40,000,000   GALLEON CAPITAL LLC##                                             1.85       12/04/2008        39,993,833
  94,000,000   GALLEON CAPITAL LLC##                                             2.13       12/02/2008        93,994,438
  40,000,000   GALLEON CAPITAL LLC##                                             2.25       12/01/2008        40,000,000
  42,600,000   GE CAPITAL##                                                      1.85       02/18/2009        42,427,056
  15,700,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.00       02/11/2009        15,637,200
  35,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           4.40       01/22/2009        34,777,556
  70,700,000   GEMINI SECURITIZATION CORPORATION LLC##                           4.50       12/17/2008        70,558,600
  10,250,000   GOVCO LLC##                                                       1.60       02/11/2009        10,217,200
  10,250,000   GOVCO LLC##                                                       2.50       04/27/2009        10,145,365
 143,000,000   GRAMPIAN FUNDING LLC##                                            1.65       12/01/2008       143,000,000
  50,000,000   GREENWICH CAPITAL HOLDINGS##                                      1.90       12/08/2008        49,981,528
  95,600,000   IRISH LIFE & PERMANENT PLC##                                      5.50       12/01/2008        95,600,000
  30,100,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##                  3.01       02/05/2009        29,933,898
  34,000,000   LIBERTY STREET FUNDING  LLC##                                     4.50       12/17/2008        33,932,000
  16,200,000   LIBERTY STREET FUNDING LLC##                                      2.10       02/12/2009        16,131,015
  42,000,000   LIBERTY STREET FUNDING LLC##                                      4.60       01/15/2009        41,758,500
  10,539,000   LOS ANGELES DEPARTMENT AIRPORT##                                  2.50       12/01/2008        10,539,000
  15,000,000   MATCHPOINT MASTER TRUST##                                         4.45       01/13/2009        14,920,271
 114,000,000   MERRILL LYNCH & COMPANY TLGP##                                    2.42       01/21/2009       113,609,978
  18,700,000   METLIFE SHORT TERM FUNDING LLC##                                  2.11       02/12/2009        18,619,990
  18,700,000   METLIFE SHORT TERM FUNDING LLC##                                  2.11       02/13/2009        18,618,894
  44,000,000   METLIFE SHORT TERM FUNDING LLC##                                  2.25       12/16/2008        43,958,750
  89,900,000   MONT BLANC CAPITAL CORPORATION##                                  4.35       12/04/2008        89,867,411
  33,000,000   NATIONWIDE BUILDING SOCIETY##                                     2.89       12/04/2008        32,992,053
  69,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##                         1.40       12/05/2008        68,989,267
   7,000,000   OAKLAND-ALAMEDA COUNTY                                            2.50       12/03/2008         7,000,000
  63,800,000   OLD LINE FUNDING LLC##                                            3.75       12/16/2008        63,700,313
  30,000,000   PICAROS FUNDING LLC##                                             2.50       02/27/2009        29,816,667
  40,000,000   PICAROS FUNDING LLC##                                             4.50       12/15/2008        39,930,000
  32,000,000   PRUDENTIAL PLC##                                                  1.75       12/01/2008        32,000,000
  42,000,000   PRUDENTIAL PLC##                                                  2.25       12/04/2008        41,992,125
  13,000,000   PRUDENTIAL PLC##                                                  3.75       01/14/2009        12,940,417
  28,100,000   REGENCY MARKETS # 1 LLC##                                         1.75       01/14/2009        28,039,897
  65,000,000   REGENCY MARKETS # 1 LLC##                                         2.00       02/17/2009        64,718,333
   2,000,000   SCALDIS CAPITAL LLC##                                             2.30       01/07/2009         1,995,272
   7,000,000   SCALDIS CAPITAL LLC##                                             2.30       02/10/2009         6,968,247
  25,000,000   SCALDIS CAPITAL LLC##                                             2.35       02/19/2009        24,869,444
  28,750,000   SCALDIS CAPITAL LLC##                                             2.40       02/17/2009        28,600,500
  30,000,000   SCALDIS CAPITAL LLC##                                             3.30       12/03/2008        29,994,500
   5,250,000   SHEFFIELD RECEIVABLES##                                           1.60       02/05/2009         5,234,600
  27,500,000   SHEFFIELD RECEIVABLES##                                           1.60       02/06/2009        27,418,111
  33,000,000   STARBIRD FUNDING CORPORATION##                                    1.35       12/02/2008        32,998,763
  25,000,000   STARBIRD FUNDING CORPORATION##                                    2.00       12/08/2008        24,990,278
  24,000,000   THAMES ASSET GLOBAL SECURITIES##                                  2.20       03/16/2009        23,846,000
  26,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              1.85       02/25/2009        25,885,094
  38,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              2.20       03/09/2009        37,772,422
  22,800,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.25       12/08/2008        22,781,158
  65,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.75       12/15/2008        64,879,931
  23,700,000   THUNDER BAY FUNDING LLC##                                         3.75       12/15/2008        23,665,438
  10,250,000   TOYOTA MOTOR CREDIT CORPORATION##                                 2.20       02/17/2009        10,201,142
  16,197,000   TULIP FUNDING CORPORATION##                                       1.70       02/17/2009        16,137,341
  35,000,000   TULIP FUNDING CORPORATION##                                       4.55       01/21/2009        34,774,396
  34,000,000   TULIP FUNDING CORPORATION##                                       4.60       01/15/2009        33,804,500
  87,000,000   VERSAILLES CDS LLC##                                              2.25       12/01/2008        87,000,000
   6,300,000   WINDMILL FUNDING CORPORATION##                                    1.60       02/11/2009         6,279,840
  84,200,000   WINDMILL FUNDING CORPORATION##                                    4.50       12/18/2008        84,021,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                     RATE         DATE            VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
COMMERCIAL PAPER (continued)
$ 34,000,000   WINDMILL FUNDING CORPORATION##                                    4.60%      01/07/2009    $   33,839,253
TOTAL COMMERCIAL PAPER (COST $3,782,241,152)                                                               3,782,241,152
                                                                                                          --------------
CORPORATE BONDS & NOTES: 8.49%
  79,500,000   BANK OF IRELAND+/-++                                              4.32       10/02/2009        79,500,000
  40,000,000   BASF FINANCE EUROPE NV+/-++                                       4.51       11/20/2009        40,000,000
  95,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                4.35       10/02/2009        95,000,000
  44,000,000   DNB NOR BANK ASA+/-++                                             1.41       03/25/2009        44,000,000
  88,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                  1.64       12/12/2008        88,000,000
  34,000,000   HSBC USA INCORPORATED+/-                                          5.22       10/15/2009        34,000,000
  44,000,000   INTESA BANK (IRELAND) PLC+/-++                                    1.42       03/25/2009        44,000,000
  31,000,000   IRISH LIFE & PERMANENT PLC+/-++                                   3.78       03/20/2009        31,000,000
  15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                  2.02       01/06/2009        15,000,000
 102,800,000   RABOBANK NEDERLAND NV+/-++                                        2.58       10/09/2009       102,800,000
  68,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                             3.22       10/09/2009        68,000,000
 169,000,000   WACHOVIA BANK NA+/-(l)                                            4.42       05/01/2009       169,000,000
TOTAL CORPORATE BONDS & NOTES (COST $810,300,000)                                                            810,300,000
                                                                                                          --------------
EXTENDABLE BONDS: 0.91%
  27,000,000   MERRILL LYNCH & COMPANY+/-                                        1.62       03/18/2009        27,000,000
  60,000,000   MERRILL LYNCH & COMPANY+/-                                        3.42       03/24/2009        60,000,000
TOTAL EXTENDABLE BONDS (COST $87,000,000)                                                                     87,000,000
                                                                                                          --------------
MEDIUM TERM NOTES: 2.42%
 100,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           1.79       10/09/2009       100,000,000
  54,000,000   NEW YORK LIFE GLOBAL FUNDING+/-++                                 2.28       05/13/2009        54,000,000
  77,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                                1.82       02/03/2009        77,000,000
TOTAL MEDIUM TERM NOTES (COST $231,000,000)                                                                  231,000,000
                                                                                                          --------------
MUNICIPAL BONDS & NOTES: 1.28%
  10,000,000   ACADEMY OF THE NEW CHURCH+/- ss                                   3.50       02/01/2025        10,000,000
   5,000,000   BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                         1.55       07/01/2032         5,000,000
   5,400,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED)+/- ss                                3.00       05/01/2022         5,400,000
  19,995,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/- ss             4.75       05/01/2049        19,995,000
   8,900,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                         2.30       05/15/2034         8,900,000
  19,000,000   IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE, GNMA)+/-
                  ss                                                             3.25       01/01/2039        19,000,000
  10,840,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING
                  REVENUE, GO OF AUTHORITY)+/- ss                                1.80       07/01/2038        10,840,000
  12,000,000   MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                  REVENUE, GO OF AUTHORITY)+/- ss                                1.80       07/01/2048        12,000,000
  19,540,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                  BANK OF AMERICA NA LOC)+/- ss                                  1.50       11/01/2028        19,539,105
  11,000,000   SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                         2.30       06/01/2034        11,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $121,674,105)                                                            121,674,105
                                                                                                          --------------
REPURCHASE AGREEMENTS: 21.67%
 345,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $345,008,050)                       0.28       12/01/2008       345,000,000
 303,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $303,011,363)            0.45       12/01/2008       303,000,000
 948,005,495   CITIGROUP GLOBAL MARKETS INCORPORATED- 102% COLLATERALIZED BY
                  US GOVERNMENT SECURITIES (MATURITY VALUE $948,029,195)         0.30       12/01/2008       948,005,495

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

                                                                               INTEREST     MATURITY
  PRINCIPAL    SECURITY NAME                                                     RATE         DATE            VALUE
------------   -------------------------------------------------------------   --------   -------------   --------------
REPURCHASE AGREEMENTS (continued)
$100,000,000   GREENWICH CAPITAL MARKET INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $100,002,500)      0.30%      12/01/2008    $  100,000,000
 218,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $218,007,267)                       0.40       12/01/2008       218,000,000
 102,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $102,007,225)            0.85       12/01/2008       102,000,000
  40,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $40,004,167)             1.25       12/01/2008        40,000,000
  11,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $11,000,229)             0.25       12/01/2008        11,000,000
TOTAL REPURCHASE AGREEMENTS (COST $2,067,005,495)                                                          2,067,005,495
                                                                                                          --------------
SECURED MASTER NOTE AGREEMENT: 3.14%
 148,775,000   BANK OF AMERICA SECURITIES LLC+/-++                               0.88       09/09/2034       148,775,000
 151,024,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-++                        0.88       09/09/2049       151,024,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $299,799,000)                                                      299,799,000
                                                                                                          --------------
TIME DEPOSITS: 12.75%
  80,500,000   BANK OF AMERICA                                                   0.30       12/01/2008        80,500,000
  73,000,000   BANK OF IRELAND                                                   1.25       12/01/2008        73,000,000
 159,000,000   BANK OF NOVA SCOTIA                                               0.40       12/01/2008       159,000,000
  73,000,000   BNP PARIBAS PARIS                                                 1.00       12/01/2008        73,000,000
  82,000,000   CALYON GRAND CAYMAN                                               0.88       12/01/2008        82,000,000
 109,000,000   DEXIA CREDIT  LOCAL DE FRANCE                                     1.70       12/01/2008       109,000,000
 106,000,000   FORTIS BANK GRAND CAYMAN                                          1.05       12/01/2008       106,000,000
 159,000,000   KBC BANK NV BRUSSELS                                              1.10       12/01/2008       159,000,000
 159,000,000   LLOYDS TSB  BANK PLC LONDON                                       0.90       12/01/2008       159,000,000
  73,000,000   NATEXIS BANQUES POPULAIR                                          1.00       12/01/2008        73,000,000
 143,000,000   SOCIETE GENERALE CAYMAN                                           0.75       12/01/2008       143,000,000
TOTAL TIME DEPOSITS (COST $1,216,500,000)                                                                  1,216,500,000
                                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $9,545,319,752)*                                             100.06%                             $9,545,319,752
OTHER ASSETS AND LIABILITIES, NET                                      (0.06)                                 (5,929,102)
                                                                      ------                              --------------
TOTAL NET ASSETS                                                      100.00%                             $9,539,390,650
                                                                      ------                              --------------

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $169,000,000.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

                                                                                INTEREST     MATURITY
   PRINCIPAL     SECURITY NAME                                                    RATE         DATE             VALUE
--------------   ------------------------------------------------------------   --------   -------------   ---------------
US TREASURY SECURITIES: 10.39%
US TREASURY BILLS: 10.39%
$  250,000,000   CASH MANAGEMENT BILL##                                           1.33%      04/29/2009    $   248,628,993
   350,000,000   US TREASURY BILL##                                               1.95       01/15/2009        349,153,438
   100,000,000   US TREASURY BILL##                                               1.74       04/23/2009         99,316,778
    50,000,000   US TREASURY BILL##                                               1.33       04/30/2009         49,725,000
    50,000,000   US TREASURY BILL##                                               1.34       04/30/2009         49,721,875
   250,000,000   US TREASURY BILL##                                               1.62       06/04/2009        247,944,443
                                                                                                             1,044,490,527
                                                                                                           ---------------
TOTAL US TREASURY SECURITIES (COST $1,044,490,527)                                                           1,044,490,527
                                                                                                           ---------------
REPURCHASE AGREEMENTS: 89.63%
   100,000,000   BANK OF AMERICA SECURITIES  LLC - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $100,001,250)           0.15       12/01/2008        100,000,000
 2,250,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $2,250,065,625)         0.35       12/01/2008      2,250,000,000
 1,150,000,000   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,150,019,167)         0.20       12/01/2008      1,150,000,000
   600,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                    BY US GOVERNMENT SECURITIES (MATURITY VALUE $600,012,500)     0.25       12/01/2008        600,000,000
 1,800,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $1,800,030,000)         0.20       12/01/2008      1,800,000,000
    10,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $10,000,250)                       0.30       12/01/2008         10,000,000
 2,250,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $2,250,037,500)                    0.20       12/01/2008      2,250,000,000
   500,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                    SECURITIES (MATURITY VALUE $500,010,417)                      0.25       12/01/2008        500,000,000
   350,400,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                    GOVERNMENT SECURITIES (MATURITY VALUE $350,404,380)           0.15       12/01/2008        350,400,000
TOTAL REPURCHASE AGREEMENTS (COST $9,010,400,000)                                                            9,010,400,000
                                                                                                           ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $10,054,890,527)*                                             100.02%                             $10,054,890,527
OTHER ASSETS AND LIABILITIES, NET                                       (0.02)                                  (1,693,207)
                                                                       ------                              ---------------
TOTAL NET ASSETS                                                       100.00%                             $10,053,197,320
                                                                       ------                              ---------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONEY MARKET FUNDS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolios of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

     The Funds invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

     Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

     On October 3, 2008, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (the "Board") unanimously approved the participation of the Wells Fargo Advantage Money Market Funds (the "Funds") in the initial three-month term of the U.S. Department of the Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program").

     On November 24, 2008, the Treasury announced its decision to extend the Program for the period from December 19, 2008 through April 30, 2009 (the "Extended Program"). On December 4, 2008, the Board unanimously approved the participation of each of the Funds in the Extended Program.

     Consistent with the Funds' participation in the initial three-month term, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

     Participation in the Extended Program requires a payment to the Treasury in the amount of either 0.015% or 0.022%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.

     The Secretary of the Treasury may extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is further extended, the Board will consider whether each Fund should continue to participate.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                                                  Total Fair
                                                                                  Value as of
Money Market Funds                    Level 1       Level 2         Level 3        11/30/08
------------------                    -------   ---------------   -----------   ---------------
California Tax-Free Money Market
   Fund                                  $0     $ 5,084,748,480   $         0   $ 5,084,748,480
Cash Investment Money Market Fund         0      19,552,379,267             0    19,552,379,267
Government Money Market Fund              0      43,729,068,275             0    43,729,068,275
Heritage Money Market Fund                0       9,234,093,208             0     9,234,093,208
Minnesota Money Market Fund               0         215,618,832             0       215,618,832
Money Market Fund                         0      11,594,926,469    56,280,000    11,651,206,469
Municipal Money Market Fund               0         400,171,211             0       400,171,211
National Tax-Free Money Market Fund       0       6,481,087,744             0     6,481,087,744
Prime Investment Money Market Fund        0       9,545,319,752             0     9,545,319,752
Treasury Plus Money Market Fund           0      10,054,890,527             0    10,054,890,527
100% Treasury Money Market Fund           0      10,857,087,906             0    10,857,087,906

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                             MONEY MARKET
                                                 FUND
                                             ------------
Balance as of 2/29/2008                      $ 74,894,400
   Accrued discounts/premiums                           0
   Realized gain (loss)                                 0
   Unrealized appreciation/(depreciation)     (18,614,400)
   Net purchases (sales)                                0
Balance as of 11/30/2008                     $ 56,280,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

     For more information regarding the Fund and its holdings, please see the Funds' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                              INTEREST     MATURITY
  PRINCIPAL   SECURITY NAME                                                     RATE         DATE            VALUE
------------  -------------------------------------------------------------   --------   -------------   --------------
AGENCY NOTES - INTEREST BEARING: 0.64%
$ 5,000,000   FHLB+/-                                                           1.03%      01/28/2009    $    5,000,000
  6,000,000   FHLB+/-                                                           1.03       01/30/2009         6,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $11,000,000)                                                     11,000,000
                                                                                                         --------------
CERTIFICATES OF DEPOSIT: 8.44%
  2,000,000   ALLIED IRISH BANKS (NEW YORK)                                     2.90       12/05/2008         2,000,000
  8,000,000   BANK OF IRELAND (CONNECTICUT)                                     3.95       01/21/2009         8,000,000
 23,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                2.55       08/14/2009        23,000,000
  5,000,000   BARCLAYS BANK PLC (NEW YORK)+/-                                   1.93       02/27/2009         5,000,000
 10,000,000   BARCLAYS BANK PLC (NEW YORK)                                      3.00       04/20/2009        10,000,000
 14,000,000   BNP PARIBAS (NEW YORK)                                            3.12       02/20/2009        14,000,000
  4,000,000   CALYON (NEW YORK)                                                 3.00       01/20/2009         4,000,000
  5,000,000   DEUTSCHE BANK (NEW YORK)+/-                                       4.42       08/04/2009         5,000,000
 25,000,000   DEXIA BANK (NEW YORK)                                             5.00       12/02/2008        25,000,000
  6,500,000   NATIXIS (NEW YORK)                                                2.92       12/01/2008         6,500,000
  4,000,000   NATIXIS (NEW YORK)                                                3.04       01/12/2009         4,000,000
  8,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                  3.02       03/09/2009         8,000,000
  5,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                3.21       10/01/2009         5,000,000
  5,000,000   U.S. BANK NATIONAL ASSOCIATION                                    2.86       04/20/2009         5,000,000
 20,000,000   UNICREDITO ITALIANO (NEW YORK)                                    3.00       12/08/2008        20,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $144,500,000)                                                           144,500,000
                                                                                                         --------------
COMMERCIAL PAPER: 56.43%
  2,000,000   ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                   2.50       12/09/2008         1,998,888
  2,000,000   ALLIED IRISH BANKS##                                              2.87       12/15/2008         1,997,768
 16,100,000   ALLIED IRISH BANKS##                                              2.08       02/13/2009        16,031,164
 29,000,000   ALPINE SECURITIZATION##                                           4.75       12/23/2008        28,915,819
 13,100,000   AMSTEL FUNDING CORPORATION##                                      3.45       12/01/2008        13,100,000
  9,000,000   AMSTEL FUNDING CORPORATION##                                      3.50       05/15/2009         8,855,625
  6,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                              3.04       04/20/2009         5,929,067
  7,000,000   ASB FINANCE LIMITED (LONDON)##                                    3.01       05/07/2009         6,908,111
  1,000,000   BARCLAYS US FUNDING LLC##                                         3.11       03/10/2009           991,448
  4,000,000   BASF SE##                                                         1.90       01/12/2009         3,991,133
  5,400,000   BASF SE##                                                         1.90       02/05/2009         5,381,190
  5,400,000   BASF SE##                                                         1.90       02/11/2009         5,379,480
  4,600,000   BASF SE##                                                         2.00       02/17/2009         4,580,067
  7,600,000   BELMONT FUNDING LLC##                                             2.00       12/01/2008         7,600,000
 11,300,000   BELMONT FUNDING LLC##                                             2.13       12/03/2008        11,298,666
  3,000,000   BNP PARIBAS FINANCE INCORPORATED##                                4.80       12/12/2008         2,995,600
  1,000,000   BNZ INTERNATIONAL FUNDING##                                       2.80       12/11/2008           999,222
  6,600,000   BRYANT PARK FUNDING LLC##                                         1.60       02/12/2009         6,578,587
 13,500,000   CAFCO LLC##                                                       1.65       02/17/2009        13,451,738
 10,000,000   CANCARA ASSET SECURITIZATION LLC##                                1.20       12/18/2008         9,994,333
  3,500,000   CHARIOT FUNDING LLC##                                             3.80       12/19/2008         3,493,350
 11,000,000   CHARTA LLC##                                                      1.65       02/13/2009        10,962,692
 12,200,000   CITIBANK CREDIT CARD ISSUE TRUST##                                4.35       12/11/2008        12,185,258
  3,750,000   CITIBANK OMNI MASTER TRUST##                                      4.85       12/18/2008         3,741,411
 20,000,000   CITIBANK OMNI MASTER TRUST##                                      4.50       01/29/2009        19,852,500
  7,400,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.25       12/01/2008         7,400,000
 15,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 2.13       12/02/2008        14,999,113
  7,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                 1.85       12/04/2008         6,998,921
  7,500,000   CME GROUP INCORPORATED##                                          3.00       01/13/2009         7,473,125
 10,900,000   CME GROUP INCORPORATED##                                          2.45       01/14/2009        10,867,361
  5,300,000   CME GROUP INCORPORATED##                                          2.40       01/23/2009         5,281,273
 13,500,000   CRC FUNDING LLC##                                                 1.65       02/17/2009        13,451,738
  5,000,000   E.ON AG##                                                         2.40       01/22/2009         4,982,667
  9,000,000   EBBETS FUNDING LLC##                                              2.00       12/01/2008         9,000,000
 20,200,000   EBBETS FUNDING LLC##                                              2.13       12/03/2008        20,197,615
 15,000,000   EDISON ASSET SECURITIES LLC##                                     1.75       02/19/2009        14,941,667
  2,500,000   ELYSIAN FUNDING LLC##                                             2.00       12/01/2008         2,500,000
  5,000,000   ELYSIAN FUNDING LLC##                                             2.00       12/04/2008         4,999,167

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                              INTEREST     MATURITY
  PRINCIPAL   SECURITY NAME                                                     RATE         DATE            VALUE
------------  -------------------------------------------------------------   --------   -------------   --------------
COMMERCIAL PAPER (continued)
$ 6,200,000   ERASMUS CAPITAL CORPORATION##                                     1.20%      12/02/2008    $    6,199,793
  1,200,000   FAIRWAY FINANCE CORPORATION##                                     1.20       12/02/2008         1,199,960
 15,000,000   FAIRWAY FINANCE CORPORATION##                                     4.50       12/10/2008        14,983,125
 15,500,000   FAIRWAY FINANCE CORPORATION##                                     4.40       12/11/2008        15,481,056
  8,600,000   FALCON ASSET SECURITIES COMPANY LLC##                             3.80       12/22/2008         8,580,937
  4,000,000   FORTIS FUNDING LLC##                                              3.10       03/05/2009         3,967,622
  2,000,000   FOXBORO FUNDING LIMITED+/-(i)                                     2.67       02/06/2009         2,000,000
  6,000,000   GALLEON CAPITAL LLC##                                             2.25       12/01/2008         6,000,000
 15,000,000   GALLEON CAPITAL LLC##                                             2.13       12/02/2008        14,999,113
  7,000,000   GALLEON CAPITAL LLC##                                             1.85       12/04/2008         6,998,921
 15,000,000   GE CAPITAL##                                                      1.85       02/18/2009        14,939,104
  8,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           4.50       12/17/2008         7,984,000
  5,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           4.50       12/18/2008         4,989,375
 10,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.00       01/07/2009         9,979,444
  7,000,000   GEMINI SECURITIZATION CORPORATION LLC##                           4.40       01/22/2009         6,955,511
  7,300,000   GEMINI SECURITIZATION CORPORATION LLC##                           2.00       02/11/2009         7,270,800
 11,000,000   GOVCO LLC##                                                       1.60       02/11/2009        10,964,800
 11,000,000   GOVCO LLC##                                                       2.50       04/27/2009        10,887,708
 26,000,000   GRAMPIAN FUNDING LLC##                                            1.65       12/01/2008        26,000,000
  6,000,000   GREENWICH CAPITAL HOLDINGS##                                      1.90       12/08/2008         5,997,783
 18,000,000   IRISH LIFE & PERMANENT PLC##                                      5.50       12/01/2008        18,000,000
  2,200,000   JUPITER SECURITY COMPANY LLC##                                    3.80       12/05/2008         2,199,071
  1,500,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##                  3.01       02/05/2009         1,491,723
  7,000,000   LIBERTY STREET FUNDING LLC##                                      4.50       12/17/2008         6,986,000
 20,000,000   LIBERTY STREET FUNDING LLC##                                      4.60       01/15/2009        19,885,000
  4,100,000   LIBERTY STREET FUNDING LLC##                                      2.10       02/12/2009         4,082,541
  2,000,000   LOS ANGELES DEPARTMENT AIRPORT##                                  2.50       12/01/2008         2,000,000
 20,000,000   MATCHPOINT MASTER TRUST##                                         4.45       01/13/2009        19,893,695
 21,000,000   MERRILL LYNCH & COMPANY TLGP##                                    2.42       01/21/2009        20,928,154
  5,000,000   METLIFE SHORT TERM FUNDING LLC##                                  2.25       12/16/2008         4,995,313
 19,500,000   METLIFE SHORT TERM FUNDING LLC##                                  4.50       01/16/2009        19,387,875
  3,700,000   METLIFE SHORT TERM FUNDING LLC##                                  2.11       02/12/2009         3,684,169
  3,700,000   METLIFE SHORT TERM FUNDING LLC##                                  2.11       02/13/2009         3,683,952
 18,100,000   MONT BLANC CAPITAL CORPORATION##                                  4.35       12/04/2008        18,093,439
  2,000,000   NATIONWIDE BUILDING SOCIETY##                                     2.89       12/04/2008         1,999,518
  5,000,000   NATIONWIDE BUILDING SOCIETY##                                     3.04       01/12/2009         4,982,267
 12,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##                         1.40       12/05/2008        11,998,133
  1,000,000   OAKLAND-ALAMEDA COUNTY                                            2.50       12/03/2008         1,000,000
 10,000,000   OLD LINE FUNDING LLC##                                            3.75       12/16/2008         9,984,375
  4,000,000   PICAROS FUNDING LLC##                                             4.50       12/15/2008         3,993,000
 21,000,000   PICAROS FUNDING LLC##                                             4.75       01/12/2009        20,883,625
 12,000,000   PICAROS FUNDING LLC##                                             2.50       02/23/2009        11,930,000
 10,000,000   PRUDENTIAL PLC##                                                  2.25       12/04/2008         9,998,125
 17,000,000   PRUDENTIAL PLC##                                                  2.45       12/24/2008        16,973,390
  4,000,000   PRUDENTIAL PLC##                                                  3.75       01/14/2009         3,981,667
  5,000,000   RANGER FUNDING COMPANY LLC##                                      3.95       12/17/2008         4,991,222
 10,600,000   REGENCY MARKETS # 1 LLC##                                         1.75       01/14/2009        10,577,328
 15,000,000   REGENCY MARKETS # 1 LLC##                                         4.40       01/20/2009        14,908,333
  7,000,000   REGENCY MARKETS # 1 LLC##                                         2.00       02/17/2009         6,969,667
  6,000,000   SCALDIS CAPITAL LLC##                                             3.30       12/03/2008         5,998,900
 18,000,000   SCALDIS CAPITAL LLC##                                             2.30       01/07/2009        17,957,450
  2,000,000   SCALDIS CAPITAL LLC##                                             2.30       02/10/2009         1,990,928
  5,000,000   SCALDIS CAPITAL LLC##                                             2.35       02/19/2009         4,973,889
  5,500,000   SHEFFIELD RECEIVABLES##                                           1.60       02/05/2009         5,483,867
 10,400,000   SHEFFIELD RECEIVABLES##                                           1.60       02/06/2009        10,369,031
  7,000,000   STARBIRD FUNDING CORPORATION##                                    1.35       12/02/2008         6,999,738
  3,000,000   STARBIRD FUNDING CORPORATION##                                    2.00       12/08/2008         2,998,833
  1,100,000   SWEDBANK AB##                                                     3.02       12/09/2008         1,099,262
  5,200,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.25       12/08/2008         5,195,703
  4,490,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.75       12/15/2008         4,481,706
 20,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              4.50       01/26/2009        19,860,000
  3,000,000   THAMES ASSET GLOBAL SECURITIZATION##                              1.85       02/25/2009         2,986,742
  4,600,000   THUNDER BAY FUNDING LLC##                                         3.75       12/15/2008         4,593,292

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                              INTEREST     MATURITY
  PRINCIPAL   SECURITY NAME                                                     RATE         DATE            VALUE
------------  -------------------------------------------------------------   --------   -------------   --------------
COMMERCIAL PAPER (continued)
$11,000,000   TOYOTA MOTOR CREDIT CORPORATION##                                 2.20%      02/17/2009    $   10,947,567
  7,000,000   TULIP FUNDING CORPORATION##                                       4.60       01/15/2009         6,959,750
 10,000,000   TULIP FUNDING CORPORATION##                                       4.55       01/21/2009         9,935,542
  7,500,000   TULIP FUNDING CORPORATION##                                       1.70       02/17/2009         7,472,375
 15,000,000   VERSAILLES CDS LLC##                                              2.25       12/01/2008        15,000,000
  9,000,000   WINDMILL FUNDING CORPORATION##                                    4.50       12/18/2008         8,980,875
  7,000,000   WINDMILL FUNDING CORPORATION##                                    4.60       01/07/2009         6,966,906
  7,000,000   WINDMILL FUNDING CORPORATION##                                    1.60       02/11/2009         6,977,600
TOTAL COMMERCIAL PAPER (COST $965,396,354)                                                                  965,396,354
                                                                                                         --------------
CORPORATE BONDS & NOTES: 8.25%
 18,800,000   BANK OF IRELAND+/-++                                              4.32       10/02/2009        18,800,000
  6,000,000   BASF FINANCE EUROPE NV+/-++                                       4.51       11/20/2009         6,000,000
  6,000,000   BES FINANCE LIMITED+/-++                                          2.91       03/02/2009         6,000,000
  7,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++      2.36       09/10/2009         7,000,000
  3,000,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                4.35       10/02/2009         3,000,000
 11,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                  1.64       12/12/2008        11,000,000
  2,000,000   GBG LLC CUSTODY RECEIPTS+/- ss                                    4.00       09/01/2027         2,000,000
  6,000,000   HSBC USA INCORPORATED+/-                                          5.22       10/15/2009         6,000,000
  4,000,000   INTESA BANK (IRELAND) PLC+/-++                                    1.42       03/25/2009         4,000,000
 15,000,000   IRISH LIFE & PERMANENT PLC+/-++                                   3.78       03/20/2009        15,000,000
  5,000,000   LTF REAL ESTATE VRDN I LLC+/- ss                                  2.55       06/01/2033         5,000,000
 15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                  2.02       01/06/2009        15,000,000
 15,300,000   RABOBANK NEDERLAND NV+/-++                                        2.58       10/09/2009        15,300,000
 12,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                             3.22       10/09/2009        12,000,000
  8,000,000   SVENSKA HANDELSBANKEN AB+/-++                                     3.89       08/25/2009         8,000,000
  7,000,000   WACHOVIA BANK NA+/-(l)                                            4.42       05/01/2009         7,000,000
TOTAL CORPORATE BONDS & NOTES (COST $141,100,000)                                                           141,100,000
                                                                                                         --------------
EXTENDABLE BONDS: 1.11%
  7,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                              2.39       09/25/2009         7,000,000
  5,000,000   MERRILL LYNCH & COMPANY+/-                                        1.62       03/18/2009         5,000,000
  7,000,000   MERRILL LYNCH & COMPANY+/-                                        3.42       03/24/2009         7,000,000
TOTAL EXTENDABLE BONDS (COST $19,000,000)                                                                    19,000,000
                                                                                                         --------------
MEDIUM TERM NOTES: 1.78%
  3,440,000   COUNTRYWIDE FINANCIAL CORPORATION+/-                              3.42       03/24/2009         3,405,043
 15,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                           1.79       10/09/2009        15,000,000
 10,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                3.51       10/19/2009        10,000,000
  2,000,000   TOYOTA MOTOR CREDIT CORPORATION+/-                                1.82       02/03/2009         2,000,000
TOTAL MEDIUM TERM NOTES (COST $30,405,043)                                                                   30,405,043
                                                                                                         --------------
MUNICIPAL BONDS & NOTES: 1.76%
  1,300,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                 REVENUE LOC, FSA INSURED)+/- ss                                3.00       05/01/2022         1,300,000
 10,000,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CL I
                 SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/- ss              5.55       05/01/2038        10,000,000
  2,000,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                 PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/- ss             4.75       05/01/2049         2,000,000
  2,000,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                 REVENUE, BANK OF AMERICA NA LOC)+/- ss                         2.30       05/15/2034         2,000,000
  6,770,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                 BANK OF AMERICA NA LOC)+/- ss                                  1.50       11/01/2028         6,769,690
  5,000,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE MENTAL HEALTH
                 FACILITIES IMPROVEMENT (OTHER REVENUE, DEXIA INSURED)+/-
                 ss                                                             7.00       02/15/2021         5,000,000
  2,000,000   NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B
                 (OTHER REVENUE, BANK OF NEW YORK LOC)+/- ss                    1.94       11/01/2041         2,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

                                                                              INTEREST     MATURITY
  PRINCIPAL   SECURITY NAME                                                     RATE         DATE            VALUE
------------  -------------------------------------------------------------   --------   -------------   --------------
MUNICIPAL BONDS & NOTES (continued)
$ 1,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                 (HOUSING REVENUE, GNMA)+/- ss                                  5.00%      09/01/2039    $    1,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $30,069,690)                                                             30,069,690
                                                                                                         --------------
REPURCHASE AGREEMENTS: 5.02%
 21,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $21,000,788)             0.45       12/01/2008        21,000,000
 33,845,202   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $33,846,048)             0.30       12/01/2008        33,845,202
  9,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $9,000,300)                         0.40       12/01/2008         9,000,000
 15,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $15,001,063)             0.85       12/01/2008        15,000,000
  7,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $7,000,729)              1.25       12/01/2008         7,000,000
TOTAL REPURCHASE AGREEMENTS (COST $85,845,202)                                                               85,845,202
                                                                                                         --------------
SECURED MASTER NOTE AGREEMENT: 4.00%
  35,242,000  BANK OF AMERICA SECURITIES LLC+/-++                               0.88       09/09/2034        35,242,000
  33,262,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-++                        0.88       09/09/2049        33,262,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $68,504,000)                                                       68,504,000
                                                                                                         --------------
TIME DEPOSITS: 12.68%
 15,000,000   BANK OF AMERICA                                                   0.30       12/01/2008        15,000,000
 13,000,000   BANK OF IRELAND                                                   1.25       12/01/2008        13,000,000
 28,000,000   BANK OF NOVA SCOTIA                                               0.40       12/01/2008        28,000,000
 13,000,000   BNP PARIBAS PARIS                                                 1.00       12/01/2008        13,000,000
 13,000,000   CALYON GRAND CAYMAN                                               0.88       12/01/2008        13,000,000
 19,000,000   DEXIA CREDIT LOCAL DE FRANCE                                      1.70       12/01/2008        19,000,000
 19,000,000   FORTIS BANK GRAND CAYMAN                                          1.05       12/01/2008        19,000,000
 29,000,000   KBC BANK NV BRUSSELS                                              1.10       12/01/2008        29,000,000
 29,000,000   LLOYDS TSB BANK PLC LONDON                                        0.90       12/01/2008        29,000,000
 13,000,000   NATEXIS BANQUES POPULAIR                                          1.00       12/01/2008        13,000,000
 26,000,000   SOCIETE GENERALE CAYMAN                                           0.75       12/01/2008        26,000,000
TOTAL TIME DEPOSITS (COST $217,000,000)                                                                     217,000,000
                                                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,712,820,289)*                                            100.11%                             $1,712,820,289
OTHER ASSETS AND LIABILITIES, NET                                     (0.11)                                 (1,927,470)
                                                                     ------                              --------------
TOTAL NET ASSETS                                                     100.00%                             $1,710,892,819
                                                                     ------                              --------------

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,000,000.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

OVERLAND EXPRESS SWEEP FUND NOTES

NOTES TO PORTFOLIO OF INVESTMENT

     The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

     The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

     Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

     On October 3, 2008, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (the "Board") unanimously approved the participation of the Wells Fargo Advantage Money Market Funds (the "Funds") in the initial three-month term of the U.S. Department of the Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program").

     On November 24, 2008, the Treasury announced its decision to extend the Program for the period from December 19, 2008 through April 30, 2009 (the "Extended Program"). On December 4, 2008, the Board unanimously approved the participation of each of the Funds in the Extended Program.

     Consistent with the Funds' participation in the initial three-month term, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

     Participation in the Extended Program requires a payment to the Treasury in the amount of either 0.015% or 0.022%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.

     The Secretary of the Treasury may extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is further extended, the Board will consider whether each Fund should continue to participate.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments in securities:

                                                                   TOTAL FAIR VALUE AS
OVERLAND EXPRESS SWEEP FUND   LEVEL 1       LEVEL 2      LEVEL 3       OF 11/30/08
---------------------------   -------   --------------   -------   -------------------
Overland Express Sweep Fund     $--     $1,712,820,289     $--        $1,712,820,289

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                                    INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                           RATE         DATE           VALUE
-----------   -------------------------------------------------------------------   --------   -------------   ------------
COMMERCIAL PAPER: 6.79%
$   600,000   EAST BAY MUNICIPAL UTILITY DISTRICT                                     2.35%      01/15/2009    $    600,000
  4,425,000   EAST BAY MUNICIPAL WATER SYSTEM                                         3.25       12/11/2008       4,425,000
  3,910,000   GOLDEN GATE BRIDGE                                                      2.75       12/11/2008       3,910,000
  2,830,000   IMPERIAL IRRIGATION DISTRICT                                            1.75       01/15/2009       2,830,000
  1,800,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                 0.85       02/05/2009       1,800,000
  2,935,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                 1.50       12/02/2008       2,935,000
    600,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                 2.10       12/01/2008         600,000
  1,200,000   LOS ANGELES METROPOLITAN TRANSPORTATION                                 2.10       12/03/2008       1,200,000
  4,400,000   ORANGE COUNTY CA                                                        1.85       12/03/2008       4,400,000
    815,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT                                   2.22       02/11/2009         815,000
  4,450,000   SACRAMENTO MUNICIPAL UTILITY DISTRICT                                   2.27       02/11/2009       4,450,000
  3,136,000   SAN DIEGO COUNTY REGIONAL AIRPORT AUTHORITY                             0.85       02/12/2009       3,136,000
  1,000,000   SAN DIEGO COUNTY REGIONAL TRANSPORTATION                                1.85       12/03/2008       1,000,000
  2,710,000   SAN FRANCISCO PUBLIC UTILITY COMMISSION                                 1.45       02/12/2009       2,710,000
  1,250,000   TURLOCK IRRIGATION DISTRICT                                             1.50       12/02/2008       1,250,000
  1,670,000   TURLOCK IRRIGATION DISTRICT                                             3.15       12/02/2008       1,670,000
  3,800,000   UNIVERSITY OF CALIFORNIA                                                0.80       01/15/2009       3,800,000
  5,035,000   UNIVERSITY OF CALIFORNIA                                                0.95       02/12/2009       5,035,000
    700,000   UNIVERSITY OF CALIFORNIA                                                3.00       01/15/2009         700,000
TOTAL COMMERCIAL PAPER (COST $47,266,000)                                                                        47,266,000
                                                                                                               ------------
MUNICIPAL BONDS & NOTES: 92.25%
CALIFORNIA: 91.18%
  2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED) ss +/-            1.15       05/15/2033       2,000,000
  2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 BRANSON SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
                 ss +/-                                                               1.05       07/01/2038       2,000,000
  1,310,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MARIN COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA
                 LOC) ss +/-                                                          0.85       07/01/2037       1,310,000
  3,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)
                 ss +/-                                                               1.15       07/15/2035       3,000,000
  3,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE LOC,
                 FNMA INSURED) ss +/-                                                 1.15       09/15/2032       3,100,000
  2,175,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC) ss
                 +/-                                                                  0.90       03/15/2037       2,175,000
 27,615,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 OSHMAN FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE,
                 LASALLE NATIONAL BANK NA LOC) ss +/-                                 0.70       06/01/2037      27,615,000
  2,000,000   ANAHEIM CA HOUSING AUTHORITY COBBLESTONE APARTMENTS SERIES B
                 (MFHR, FNMA INSURED) ss +/-                                          0.90       03/15/2033       2,000,000
  1,401,500   ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY
                 BANK LOC) ss +/-                                                     1.68       08/01/2013       1,401,500
  6,765,000   ARCADIA UNIFIED SCHOOL DISTRICT CA ss +/-                               1.37       08/01/2037       6,765,000
  2,280,000   BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                             2.30       09/01/2035       2,280,000
  7,905,000   CALIFORNIA ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                 WACHOVIA BANK NA LOC) ss +/-                                         0.80       09/01/2025       7,905,000
    290,000   CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE
                 CAPITAL CORPORATION SERIES A (ELECTRIC REVENUE) ss +/-               0.88       10/01/2020         290,000
  6,100,000   CALIFORNIA COMMUNITIES NOTE PROGRAM TRAN SERIES A3 (OTHER
                 REVENUE)                                                             3.00       06/30/2009       6,147,170
  8,500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                 UNIVERSITY (OTHER REVENUE) ss +/-                                    2.50       11/01/2042       8,500,000
    500,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART
                 CENTER DESIGN COLLEGE SERIES A (EDUCATIONAL FACILITIES
                 REVENUE LOC,  ALLIED IRISH BANK PLC LOC) ss +/-                      0.70       12/01/2032         500,000
  6,250,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY LA
                 VERNE (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC
                 LOC) ss +/-                                                          0.50       03/01/2038       6,250,000
  3,350,000   CALIFORNIA HEALTH FACILITIES FINANCING STANFORD HOSPITAL A2
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC) ss +/-                    0.40       11/15/2040       3,350,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                                    INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                           RATE          DATE          VALUE
-----------   -------------------------------------------------------------------   --------   -------------   ------------
CALIFORNIA (continued)
$ 6,000,000   CALIFORNIA HFA HOME MORTGAGE SERIES B (HOUSING REVENUE,
                 BANQUE NATIONALE PARIS LOC) ss +/-                                   0.80%      02/01/2016    $  6,000,000
    220,000   CALIFORNIA HFA HOME MORTGAGE SERIES M (HOUSING REVENUE)
                 ss +/-                                                               0.80       08/01/2032         220,000
  7,230,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                 REVENUE) ss +/-                                                      0.80       02/01/2038       7,230,000
    400,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
                 FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, MELLON BANK NA LOC) ss +/-                                  0.94       09/01/2036         400,000
  1,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE
                 COUNTY PERFORMING SERIES C (RECREATIONAL FACILITIES REVENUE,
                 ALLIED IRISH BANK PLC LOC) ss +/-                                    0.70       07/01/2034       1,500,000
  1,980,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR
                 II R-11527 (TOLL ROAD REVENUE, AMBAC INSURED) ss +/-                 0.50       07/01/2030       1,980,000
  3,775,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE
                 HILL SCHOOL PROJECT (OTHER REVENUE, AIB GROUP) ss +/-                0.95       06/01/2038       3,775,000
  3,650,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN
                 FRANCISCO BALLET ss +/-                                              0.50       07/01/2038       3,650,000
  3,665,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SERIES
                 A1 (OTHER REVENUE) ss +/-                                            1.70       10/01/2047       3,665,000
  1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 SOUTHERN CA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH
                 BANK PLC LOC) ss +/-                                                 1.05       10/01/2025       1,000,000
  3,825,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST.
                 MARGARETS EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK
                 PLC LOC) ss +/-                                                      1.05       01/01/2038       3,825,000
  2,150,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN
                 CHASE BANK LOC) ss +/-                                               0.95       02/01/2019       2,150,000
  1,125,000   CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                 NATIONALE PARIS LOC) ss +/-                                          1.00       11/01/2017       1,125,000
  6,275,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM COP SERIES A (OTHER
                 REVENUE, US BANK NA LOC)                                             3.00       07/06/2009       6,324,720
  4,650,000   CALIFORNIA SCRIPPS HEALTH SERIES B (HEFAR, WACHOVIA BANK LOC)
                 ss +/-                                                               3.60       10/01/2031       4,650,000
  4,775,000   CALIFORNIA SCRIPPS HEALTH SERIES F (HEFAR, NORTHERN TRUST
                 CORPORATION LOC) ss +/-                                              0.52       10/01/2031       4,775,000
    900,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA LOC)
                 ss +/-                                                               0.57       07/01/2033         900,000
  5,900,000   CALIFORNIA STATE (FGIC INSURED) ss                                      5.75       10/01/2009       6,132,010
  4,020,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY A-4 (PROPERTY
                 TAX REVENUE, CITIBANK NA LOC) ss +/-                                 0.52       05/01/2034       4,020,000
  4,410,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                 WASTEWATER AUTHORITY REVENUE) ss +/-                                 0.53       05/01/2022       4,410,000
  2,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                 REVENUE, JPMORGAN LOC) ss +/-                                        0.45       05/01/2022       2,000,000
  1,450,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C16 (POWER REVENUE,
                 BANK OF NEW YORK LOC) ss +/-                                         0.40       05/01/2022       1,450,000
  4,285,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES J2 (ELECTRIC
                 REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                             0.40       05/01/2018       4,285,000
  8,265,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                 REVENUE) ss +/-                                                      0.40       05/01/2011       8,265,000
  2,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                             1.00       05/01/2016       2,000,000
 22,720,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                             2.12       05/01/2017      22,720,000
    890,000   CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JP MORGAN
                 CHASE BANK LOC) ss +/-                                               0.98       06/01/2016         890,000
  2,800,000   CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A (IDR,
                 BANQUE NATIONALE PARIS LOC) ss +/-                                   1.15       12/01/2026       2,800,000
  7,495,000   CALIFORNIA STATE SERIES 1932 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC) ss +/-                                            3.50       06/01/2015       7,495,000
  2,175,000   CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)
                 ss +/-                                                               1.28       04/01/2010       2,175,000
  3,500,000   CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
                 BANK LOC) ss +/-                                                     0.70       05/01/2040       3,500,000
  9,740,000   CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                 OF AMERICA NA LOC) ss +/-                                            0.50       05/01/2040       9,740,000
    940,000   CALIFORNIA STATE SERIES B1 (GO SCHOOL DISTRICTS, BANQUE
                 NATIONALE PARIS LOC) ss +/-                                          0.40       05/01/2033         940,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                                    INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                                                           RATE         DATE           VALUE
-----------   -------------------------------------------------------------------   --------   -------------   ------------
CALIFORNIA (continued)
$ 5,500,000   CALIFORNIA STATE SERIES B3 (GO STATES, TERRITORIES LOC)
                 ss +/-                                                               0.45%      05/01/2033    $  5,500,000
  7,175,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B4
                 (PROPERTY TAX REVENUE LOC) ss +/-                                    0.50       05/01/2034       7,175,000
  5,700,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B5
                 (PROPERTY TAX REVENUE LOC) ss +/-                                    0.50       05/01/2034       5,700,000
  5,100,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                 INSURED) ss +/-                                                      1.25       07/01/2027       5,100,000
  9,500,000   CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B
                 (MFHR, FHLMC INSURED) ss +/-                                         0.97       11/01/2036       9,500,000
  2,010,000   CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                 (OTHER REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                    0.95       04/01/2039       2,010,000
  2,455,000   CALIFORNIA STATEWIDE CDA BIRCHCREST APARTMENTS SERIES S
                 (MFHR, US BANK NA LOC) ss +/-                                        1.10       08/01/2032       2,455,000
  7,180,000   CALIFORNIA STATEWIDE CDA CHADWICK SCHOOL (OTHER REVENUE,
                 ALLIED IRISH BANK PLC LOC) ss +/-                                    0.52       10/01/2029       7,180,000
  2,000,000   CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                           0.75       10/01/2038       2,000,000
  4,000,000   CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                 (MFHR, FHLMC INSURED) ss +/-                                         0.90       01/01/2038       4,000,000
  1,195,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                 (MFHR, US BANK NA LOC) ss +/-                                        1.10       11/01/2031       1,195,000
    720,000   CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                 (OTHER REVENUE, BANK OF NEW YORK LOC) ss +/-                         0.52       12/01/2036         720,000
  4,660,000   CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                 SERIES A COLLATERALIZED BY FHLB (MFHR LOC) ss +/-                    1.75       02/01/2028       4,660,000
  3,800,000   CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE LOC)
                 ss +/-                                                               0.90       04/15/2035       3,800,000
  4,065,000   CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL
                 SCHOOLS A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)
                 ss +/-                                                               0.50       05/01/2026       4,065,000
  2,100,000   CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN
                 CHASE BANK LOC) ss +/-                                               1.13       05/15/2016       2,100,000
  1,000,000   CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A
                 (HEALTHCARE FACILITIES REVENUE, CITIBANK NA LOC) ss +/-              0.56       08/01/2035       1,000,000
    830,000   CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC
                 (MFHR, FNMA INSURED) ss +/-                                          0.90       11/15/2039         830,000
  3,605,000   CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E
                 (MFHR, FNMA INSURED) ss +/-                                          0.90       11/15/2035       3,605,000
  2,000,000   CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                 (OTHER REVENUE, BANK OF NEW YORK LOC) ss +/-                         0.50       06/01/2039       2,000,000
  1,755,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR LOC,
                 FNMA INSURED) ss +/-                                                 0.90       10/15/2026       1,755,000
  3,300,000   CENTRAL BASIN CA MUNICIPAL WATER DISTRIBUTION SERIES B (WATER
                 REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                           0.52       08/01/2037       3,300,000
  2,000,000   CHICO CA USD SERIES D146 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC) ss +/-                                            1.38       08/01/2026       2,000,000
  1,300,000   CONTRA COSTA COUNTY CA MFHR SERIES B REMARKETED 09/28/94
                 (MFHR LOC, FNMA INSURED) ss +/-                                      0.65       11/15/2022       1,300,000
  2,125,000   DESERT CA COMMUNITY COLLEGE DISTRICT CLASS A (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                             1.09       08/01/2037       2,125,000
  6,695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER
                 REVENUE, MBIA INSURED) ss +/-                                        0.93       09/01/2037       6,695,000
  4,895,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                             0.85       08/01/2023       4,895,000
    110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                             0.85       08/01/2031         110,000
    110,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                 REVENUE, MBIA INSURED) ss +/-                                        0.85       08/01/2031         110,000
    210,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                             0.85       08/01/2033         210,000
  5,085,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                 REVENUE, MBIA INSURED) ss +/-                                        0.85       06/01/2031       5,085,000
    325,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER
                 REVENUE, AMBAC INSURED) ss +/-                                       0.88       11/01/2038         325,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                                    INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                           RATE         DATE           VALUE
-----------   -------------------------------------------------------------------   --------   -------------   ------------
CALIFORNIA (continued)
$ 1,695,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER
                 REVENUE, FGIC INSURED) ss +/-                                        0.85%      06/01/2035    $  1,695,000
  4,230,000   EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC) ss +/-                                          2.50       06/01/2038       4,230,000
    995,000   EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC) ss +/-                                          3.60       06/01/2027         995,000
  7,500,000   EAST BAY CA MUD SUBSERIES C2 (OTHER REVENUE) ss +/-                     0.50       06/01/2026       7,500,000
  5,960,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                 CTFS PARTNERSHIP SERIES D (WATER REVENUE, LLOYDS BANK LOC)
                 ss +/-                                                               0.52       07/01/2023       5,960,000
  2,890,000   EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                 CTFS PARTNERSHIP SERIES F (WATER REVENUE, JPMORGAN CHASE BANK
                 LOC) ss +/-                                                          0.57       07/01/2038       2,890,000
  7,425,000   GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II
                 R-11519 (PROPERTY TAX REVENUE, CITY NATIONAL BANK LOC)
                 ss +/-                                                               1.31       08/01/2023       7,425,000
  3,085,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                 (LEASE REVENUE, FIRST SECURITY BANK LOC) ss +/-                      5.00       02/01/2028       3,085,000
  4,875,000   HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                 (LEASE REVENUE, FIRST SECURITY BANK LOC) ss +/-                      5.00       02/01/2038       4,875,000
  3,120,000   HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
                 INSURED) ss +/-                                                      1.30       03/01/2028       3,120,000
  3,190,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                 #05-21 SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC) ss
                 +/-                                                                  0.70       09/02/2031       3,190,000
  5,495,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                 #07-22-A (OTHER REVENUE, KBC BANK NV LOC) ss +/-                     0.70       09/02/2032       5,495,000
  2,325,000   JP MORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
                 JP MORGAN CHASE BANK LOC) ss +/-++                                   0.98       08/01/2015       2,325,000
  4,000,000   KERN COUNTY CA TRAN (OTHER REVENUE)                                     3.00       06/30/2009       4,031,859
    270,000   KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER ILSE APARTMENTS
                 SERIES A (MFHR, FNMA INSURED) ss +/-                                 0.65       02/15/2031         270,000
  2,000,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                 PROJECT SERIES C (HOUSING REVENUE LOC) ss +/-                        0.65       12/01/2026       2,000,000
  5,410,000   LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                 INSURED) ss +/-                                                      0.90       08/01/2018       5,410,000
  4,300,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                 SERIES A (MFHR, FHLMC INSURED) ss +/-                                0.85       10/01/2029       4,300,000
  3,100,000   LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                 PROJECT (HOUSING REVENUE LOC) ss +/-                                 0.75       12/01/2038       3,100,000
  1,955,000   LOS ANGELES CA COMMUNITY RDA RR 11 R-13042 (HOUSING REVENUE,
                 GNMA INSURED) ss +/-                                                 1.17       01/20/2045       1,955,000
  1,790,000   LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE
                 REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                           1.05       12/01/2035       1,790,000
  3,480,000   LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE
                 REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                           1.05       09/01/2036       3,480,000
  1,075,000   LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                 ALLIED IRISH BANK PLC LOC) ss +/-                                    1.05       07/01/2037       1,075,000
  2,525,000   LOS ANGELES CA DW&P ROCS RR II-11531 (WATER & SEWER REVENUE,
                 MBIA INSURED) ss +/-                                                 1.18       07/01/2025       2,525,000
  3,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                 BANK NA LOC) ss +/-                                                  0.55       07/01/2035       3,000,000
  2,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A8 (WATER REVENUE)
                 ss +/-                                                               0.55       07/01/2035       2,000,000
  1,250,000   LOS ANGELES CA SUBSERIES B1 (ELECTRIC REVENUE) ss +/-                   0.50       07/01/2034       1,250,000
  2,450,000   LOS ANGELES CA TRAN (OTHER REVENUE)                                     3.00       06/30/2009       2,470,220
  3,055,000   LOS ANGELES CA USD TAX & ANTICIPATION NOTES SERIES A (OTHER
                 REVENUE)                                                             3.00       07/30/2009       3,084,470
  8,425,000   LOS ANGELES CA USD TRAN SERIES A                                        4.00       12/29/2008       8,430,179
  1,330,000   LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                 BANK OF AMERICA NA LOC) ss +/-                                       0.60       06/01/2032       1,330,000
  1,200,000   LOS ANGELES CA WASTEWATER SUBSERIES D (SEWER REVENUE, BANK OF
                 NOVA SCOTIA) ss +/-                                                  0.47       06/01/2028       1,200,000
  3,000,000   LOS ANGELES CA WASTEWATER SYSTEM SERIES 2254 (OTHER REVENUE,
                 MBIA INSURED) ss +/-                                                 1.48       06/01/2013       3,000,000
    535,000   LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE,
                 FIRST SECURITY BANK LOC) ss +/-                                      1.68       01/01/2014         535,000
  5,125,000   LOS ANGELES COUNTY CA TRAN SERIES A (OTHER REVENUE)                     3.00       06/30/2009       5,166,413

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                                    INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                           RATE         DATE           VALUE
-----------   -------------------------------------------------------------------   --------   -------------   ------------
CALIFORNIA (continued)
$ 5,800,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                 SERIES C1 DEXIA LOC (WATER REVENUE LOC) ss +/-                       0.90%      07/01/2030    $  5,800,000
  7,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                 SERIES C2 (WATER REVENUE LOC) ss +/-                                 1.90       07/01/2030       7,000,000
  3,415,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE
                 SERIES C3 (WATER REVENUE LOC) ss +/-                                 3.60       07/01/2030       3,415,000
  3,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES A1
                 (WATER REVENUE, BANK OF AMERICA NA LOC) ss +/-                       1.00       07/01/2037       3,000,000
  1,400,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B2
                 (WATER REVENUE, CITIBANK NA LOC) ss +/-                              0.65       07/01/2028       1,400,000
  4,850,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES C
                 (WATER REVENUE, DEXIA INSURED) ss +/-                                0.90       10/01/2029       4,850,000
  6,525,000   MONTEREY COUNTY CA FINANCING AUTHORITY SERIES 3077 (WATER
                 REVENUE, ASSURED GUARANTY) ss +/-                                    1.18       09/01/2013       6,525,000
  2,345,000   MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                 PROJECT A (OTHER REVENUE) ss +/-                                     0.65       09/01/2033       2,345,000
  7,660,000   NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                 (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-          3.60       07/01/2032       7,660,000
 10,000,000   NORTHSTAR CA COMMUNITY HOUSING CORPORATION SERIES A (MFHR, US
                 BANK NA LOC) ss +/-                                                  1.03       06/01/2041      10,000,000
  3,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT ISSUE G SERIES 1
                 (HOUSING REVENUE, FNMA INSURED) ss +/-                               0.65       11/15/2028       3,000,000
    830,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
                 HARBOR POINTE PROJECT (HOUSING REVENUE, FHLMC LOC) ss +/-            0.65       12/01/2022         830,000
  2,000,000   ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT
                 DISTRICT 01-1 SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)
                 ss +/-                                                               0.70       09/02/2033       2,000,000
  1,290,000   PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                 LOC) ss +/-                                                          0.70       02/01/2035       1,290,000
  3,265,000   PITTSBURG CA REDEVELOPMENT AGENCY TAX ALLOCATION LOS MEDANOS
                 COMMUNITY SERIES A (TAX ALLOCATION REVENUE LOC) ss +/-               1.05       09/01/2035       3,265,000
  7,500,000   RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)
                 ss +/-                                                               0.70       03/01/2037       7,500,000
  1,000,000   RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE,
                 FIRST SECURITY BANK LOC) ss +/-                                      1.68       04/01/2016       1,000,000
 18,500,000   ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                 LOC) ss +/-                                                          1.00       02/01/2035      18,500,000
  1,110,000   ROSEVILLE CA SPECIAL TAX COMMUNITY DISTRICT # 1 HIGHLAND
                 (SPECIAL TAX REVENUE) ss                                             6.30       09/01/2009       1,161,962
  2,050,000   SACRAMENTO CA SUBURBAN WATER DISTRICT COP SERIES A2 (LEASE
                 REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                           0.52       11/01/2028       2,050,000
  3,600,000   SACRAMENTO CA WATER DISTRICT COP SERIES A1 (LEASE REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC) ss +/-                             4.10       11/01/2028       3,600,000
  1,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                 INSURED) ss +/-                                                      0.65       07/15/2029       1,000,000
  3,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                 APARTMENT SERIES I (HOUSING REVENUE LOC) ss +/-                      0.90       05/15/2034       3,000,000
    860,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PART
                 APARTMENTS ISSUE E (HOUSING REVENUE, FHLMC INSURED) ss +/-           1.00       05/01/2042         860,000
  4,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
                 SERIES D (MFHR, FNMA INSURED) ss +/-                                 0.95       02/15/2031       4,000,000
  2,300,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS
                 PROJECT ISSUE A (MFHR, FHLMC INSURED) ss +/-                         0.90       12/01/2022       2,300,000
  6,500,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 ROCS RR II 11579 (SEWER REVENUE, CITIBANK NA LOC) ss +/-             4.63       12/01/2035       6,500,000
  5,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE LOC,
                 CREDIT AGRICOLE INDOSUEZ LOC) ss +/-                                 0.70       12/01/2030       5,000,000
  1,500,000   SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE,
                 FNMA INSURED) ss +/-                                                 0.65       02/15/2027       1,500,000
  4,925,000   SAN DIEGO CA USD TAX & ANTICIPATION NOTES (PROPERTY TAX
                 REVENUE)                                                             3.00       07/01/2009       4,963,560
  2,700,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIP TRANS SERIES B
                 (OTHER REVENUE)                                                      3.50       06/30/2009       2,728,704
  1,485,000   SAN DIEGO COUNTY & SCHOOL DISTRICT PARTNERSHIPS TRAN (OTHER
                 REVENUE)                                                             3.50       06/30/2009       1,501,304

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                                    INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                           RATE         DATE           VALUE
-----------   -------------------------------------------------------------------   --------   -------------   ------------
CALIFORNIA (continued)
$   610,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                 TAX SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                 LOC) ss +/-                                                          1.10%      04/01/2038    $    610,000
  2,690,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                 SERIES 37D (OTHER REVENUE, FIRST SECURITY BANK LOC) ss +/-           3.00       05/01/2030       2,690,000
  8,000,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE
                 CENTER (LEASE REVENUE, STATE STREET BANK & TRUST LOC) ss
                 +/-                                                                  0.70       04/01/2030       8,000,000
  2,235,000   SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                 SERIES B (MFHR, CITIBANK NA LOC) ss +/-                              1.50       03/01/2036       2,235,000
  3,790,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                 LELAND POLK SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)
                 ss +/-                                                               1.50       12/01/2019       3,790,000
  5,000,000   SAN JOSE CA FINANCING AUTHORITY CIVIC CENTER PROJECT SERIES A
                 (OTHER REVENUE, BANK OF SCOTLAND LOC) ss +/-                         0.50       06/01/2039       5,000,000
  1,240,000   SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR) ss +/-             1.50       02/01/2038       1,240,000
  4,995,000   SAN JOSE CA RDA SERIES 3782 (TAX ALLOCATION REVENUE) ss +/-             2.11       08/01/2022       4,995,000
  1,600,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION ss +/-                  0.95       08/01/2035       1,600,000
  2,500,000   SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)
                 ss +/-                                                               0.95       09/15/2032       2,500,000
  1,000,000   SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA
                 CREDIT LOCAL DE FRANCE LOC) ss +/-                                   2.37       07/01/2027       1,000,000
  3,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
                 PROJECTS SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC)
                 ss +/-                                                               0.70       05/15/2035       3,000,000
  2,025,000   SEQUOIA CA UNIVERSITY HIGH SCHOOL DISTRICT (OTHER REVENUE,
                 FIRST SECURITY BANK LOC) ss +/-                                      1.68       07/01/2014       2,025,000
  1,775,000   SOUTH PLACER WASTEWATER AUTHORITY CALIFORNIA SERIES A (SEWER
                 REVENUE, STATE STREET BANK & TRUST LOC) ss +/-                       0.35       11/01/2035       1,775,000
  1,385,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC) ss +/-          1.60       07/01/2019       1,385,000
  5,050,000   SWEETWATER CA UNION HIGH SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                             1.60       08/01/2038       5,050,000
  2,800,000   TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE
                 LOC) ss +/-                                                          1.05       07/01/2033       2,800,000
  2,095,000   TUSTIN CA USD SERIES 2561-Z (OTHER REVENUE, FIRST SECURITY
                 BANK LOC) ss +/-                                                     3.50       09/01/2011       2,095,000
  3,200,000   UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                 REVENUE LOC) ss +/-                                                  0.65       07/15/2029       3,200,000
  1,040,000   UNIVERSITY OF CALIFORNIA SERIES 2475 (OTHER REVENUE, JPMORGAN
                 CHASE LOC) ss +/-                                                    0.98       05/15/2014       1,040,000
  6,000,000   UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING
                 REVENUE, EAST WEST BANK LOC) ss +/-                                  0.59       08/01/2037       6,000,000
  2,400,000   VENTURA COUNTY CA (OTHER REVENUE)                                       3.50       07/01/2009       2,426,067
  2,000,000   WHITTIER CA WHITTIER COLLEGE (BANK OF AMERICA NA LOC) ss
                 +/-                                                                  0.90       12/01/2038       2,000,000
                                                                                                                635,275,138
                                                                                                               ------------
PUERTO RICO: 1.07%
    153,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                 REVENUE, AMBAC INSURED) ss +/-                                       0.85       08/01/2049         153,000
  2,605,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES A (FUEL SALES TAX REVENUE, SCOTIABANK LOC) ss +/-             1.00       07/01/2028       2,605,000
  4,680,000   PUERTO RICO COMMONWEALTH SERIES B (PROPERTY TAX REVENUE,
                 WACHOVIA BANK LOC) ss +/-                                            0.80       07/01/2032       4,680,000
                                                                                                                  7,438,000
                                                                                                               ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $642,713,138)                                                               642,713,138
                                                                                                               ------------
REPURCHASE AGREEMENTS: 0.57%
  4,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $4,000,083)                    0.25       12/01/2008       4,000,000
                                                                                                               ------------
TOTAL REPURCHASE AGREEMENTS (COST $4,000,000)                                                                     4,000,000
                                                                                                               ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

TOTAL INVESTMENTS IN SECURITIES
   (COST $693,979,138)*                                                     99.61%                             $693,979,138
OTHER ASSETS AND LIABILITIES, NET                                            0.39                                 2,737,076
                                                                           ------                              ------------
TOTAL NET ASSETS                                                           100.00%                             $696,716,214
                                                                           ------                              ------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET TRUST

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
AGENCY NOTES - INTEREST BEARING: 1.32%
$ 14,000,000   FHLB+/-                                                             1.03%    01/28/2009   $   14,000,000
  16,000,000   FHLB+/-                                                             1.03     01/30/2009       16,000,000
TOTAL AGENCY NOTES - INTEREST BEARING (COST $30,000,000)                                                     30,000,000
                                                                                                         --------------
CERTIFICATES OF DEPOSIT: 7.44%
  12,100,000   ALLIED IRISH BANKS (NEW YORK)                                       2.90     12/05/2008       12,100,000
  11,000,000   BANK OF IRELAND (CONNECTICUT)                                       3.95     01/21/2009       11,000,000
  32,000,000   BANK OF SCOTLAND PLC (NEW YORK)+/-                                  2.55     08/14/2009       32,000,000
  10,000,000   BARCLAYS BANK PLC (NEW YORK)                                        3.00     04/20/2009       10,000,000
  12,000,000   BNP PARIBAS (NEW YORK)                                              3.12     02/20/2009       12,000,000
  23,000,000   CALYON (NEW YORK)                                                   3.00     01/20/2009       23,000,000
  16,500,000   NATIXIS (NEW YORK)                                                  2.92     12/01/2008       16,500,000
   8,000,000   NATIXIS (NEW YORK)                                                  3.04     01/12/2009        8,000,000
  21,000,000   RABOBANK NEDERLAND NV (NEW YORK)                                    3.02     03/09/2009       21,000,000
  12,000,000   ROYAL BANK OF CANADA (NEW YORK)+/-                                  3.21     10/01/2009       12,000,000
  10,000,000   U.S. BANK NATIONAL ASSOCIATION                                      2.86     04/20/2009       10,000,000
   1,000,000   UNICREDITO ITALIANO (NEW YORK)                                      3.00     12/08/2008        1,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $168,600,000)                                                           168,600,000
                                                                                                         --------------
COMMERCIAL PAPER: 43.76%
   2,000,000   ACTS RETIREMENT-LIFE COMMUNITIES INCORPORATED##                     2.50     12/09/2008        1,998,889
   4,000,000   ALLIED IRISH BANKS##                                                2.87     12/15/2008        3,995,536
  21,400,000   AMSTEL FUNDING CORPORATION##                                        3.45     12/01/2008       21,400,000
  11,000,000   AMSTEL FUNDING CORPORATION##                                        3.50     05/15/2009       10,823,542
  13,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                                3.04     04/20/2009       12,846,311
  10,000,000   ANZ NATIONAL INTERNATIONAL LIMITED##                                3.41     06/11/2009        9,818,133
     750,000   APRECO LLC##                                                        1.65     01/15/2009          748,453
   8,000,000   ASB FINANCE LIMITED (LONDON)##                                      3.01     05/07/2009        7,894,984
   8,000,000   BARCLAYS US FUNDING LLC##                                           3.11     03/10/2009        7,931,580
   9,000,000   BASF SE##                                                           1.90     01/12/2009        8,980,050
   1,500,000   BASF SE##                                                           1.83     01/16/2009        1,496,493
  10,500,000   BASF SE##                                                           1.90     02/05/2009       10,463,425
  10,500,000   BASF SE##                                                           1.90     02/11/2009       10,460,100
  10,800,000   BELMONT FUNDING LLC##                                               2.00     12/01/2008       10,800,000
  15,100,000   BELMONT FUNDING LLC##                                               2.13     12/03/2008       15,098,217
  10,000,000   BNZ INTERNATIONAL FUNDING##                                         2.80     12/11/2008        9,992,222
   3,400,000   CAFCO LLC##                                                         1.65     02/17/2009        3,387,845
   8,300,000   CHARIOT FUNDING LLC##                                               3.80     12/19/2008        8,284,230
  21,350,000   CITIBANK CREDIT CARD ISSUE TRUST##                                  4.35     12/11/2008       21,324,202
  10,500,000   CITIBANK OMNI MASTER TRUST##                                        4.50     01/26/2009       10,426,500
  23,750,000   CITIBANK OMNI MASTER TRUST##                                        4.50     01/29/2009       23,574,844
  10,500,000   CLIPPER RECEIVABLES COMPANY LLC##                                   2.25     12/01/2008       10,500,000
  19,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                   2.13     12/02/2008       18,998,876
  10,000,000   CLIPPER RECEIVABLES COMPANY LLC##                                   1.85     12/04/2008        9,998,458
  18,000,000   CME GROUP INCORPORATED##                                            3.00     01/13/2009       17,935,500
  20,900,000   CME GROUP INCORPORATED##                                            2.45     01/14/2009       20,837,416
   3,400,000   CRC FUNDING LLC##                                                   1.65     02/17/2009        3,387,845
  20,000,000   E.ON AG##                                                           2.40     01/22/2009       19,930,667
  13,000,000   EBBETS FUNDING LLC##                                                2.00     12/01/2008       13,000,000
  27,000,000   EBBETS FUNDING LLC##                                                2.13     12/03/2008       26,996,813
   3,800,000   EDISON ASSET SECURITIES LLC##                                       1.75     02/19/2009        3,785,222
   3,600,000   ELYSIAN FUNDING LLC##                                               2.00     12/01/2008        3,600,000
   6,000,000   ELYSIAN FUNDING LLC##                                               2.00     12/04/2008        5,999,000
   8,500,000   ERASMUS CAPITAL CORPORATION##                                       1.20     12/02/2008        8,499,717
   1,600,000   FAIRWAY FINANCE CORPORATION##                                       1.20     12/02/2008        1,599,947
  25,000,000   FAIRWAY FINANCE CORPORATION##                                       4.50     12/10/2008       24,971,875
  20,700,000   FALCON ASSET SECURITIES COMPANY LLC##                               3.80     12/22/2008       20,654,115
  22,250,000   FORTIS FUNDING LLC##                                                3.10     03/05/2009       22,069,899
   6,500,000   FOXBORO FUNDING LIMITED+/-(i)                                       2.67     02/06/2009        6,500,000
  11,000,000   GALLEON CAPITAL LLC##                                               2.25     12/01/2008       11,000,000
  19,000,000   GALLEON CAPITAL LLC##                                               2.13     12/02/2008       18,998,876

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET TRUST

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
COMMERCIAL PAPER (continued)
$ 10,000,000   GALLEON CAPITAL LLC##                                               1.85%    12/04/2008   $    9,998,458
  34,000,000   GEMINI SECURITIZATION CORPORATION LLC##                             2.00     01/07/2009       33,930,111
   2,000,000   GEMINI SECURITIZATION CORPORATION LLC##                             2.00     02/11/2009        1,992,000
  35,000,000   GRAMPIAN FUNDING LLC##                                              1.65     12/01/2008       35,000,000
  17,000,000   GREENWICH CAPITAL HOLDINGS##                                        1.90     12/08/2008       16,993,719
  33,000,000   IRISH LIFE & PERMANENT PLC##                                        5.50     12/01/2008       33,000,000
   5,200,000   JUPITER SECURITY COMPANY LLC##                                      3.80     12/05/2008        5,197,804
   8,600,000   KBC FINANCIAL PRODUCTION INTERNATIONAL LIMITED##                    3.01     02/05/2009        8,552,542
   7,900,000   LIBERTY STREET FUNDING LLC##                                        2.10     02/12/2009        7,866,359
     600,000   LMA AMERICAS LLC##                                                  2.12     01/12/2009          598,516
   2,000,000   LOS ANGELES DEPARTMENT AIRPORT##                                    2.50     12/01/2008        2,000,000
  28,000,000   MERRILL LYNCH & COMPANY TLGP##                                      2.42     01/21/2009       27,904,205
  16,000,000   METLIFE SHORT TERM FUNDING LLC##                                    2.25     12/16/2008       15,985,000
   5,900,000   METLIFE SHORT TERM FUNDING LLC##                                    2.11     02/12/2009        5,874,756
   5,900,000   METLIFE SHORT TERM FUNDING LLC##                                    2.11     02/13/2009        5,874,410
  34,500,000   MONT BLANC CAPITAL CORPORATION##                                    4.35     12/04/2008       34,487,494
  10,000,000   NATIONWIDE BUILDING SOCIETY##                                       2.89     12/04/2008        9,997,592
  14,000,000   NATIONWIDE BUILDING SOCIETY##                                       3.04     01/12/2009       13,950,347
  16,000,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION##                           1.40     12/05/2008       15,997,511
   2,000,000   OAKLAND-ALAMEDA COUNTY                                              2.50     12/03/2008        2,000,000
   8,000,000   PRUDENTIAL PLC##                                                    1.75     12/01/2008        8,000,000
  18,000,000   PRUDENTIAL PLC##                                                    2.25     12/04/2008       17,996,625
   6,000,000   PRUDENTIAL PLC##                                                    3.75     01/14/2009        5,972,500
  12,100,000   RANGER FUNDING COMPANY LLC##                                        3.95     12/17/2008       12,078,758
   7,000,000   REGENCY MARKETS # 1 LLC##                                           2.00     02/17/2009        6,969,667
  10,000,000   SCALDIS CAPITAL LLC##                                               3.30     12/03/2008        9,998,167
   6,000,000   SCALDIS CAPITAL LLC##                                               2.30     01/07/2009        5,985,817
   3,000,000   SCALDIS CAPITAL LLC##                                               2.30     02/10/2009        2,986,392
  20,000,000   SCALDIS CAPITAL LLC##                                               2.35     02/19/2009       19,895,556
  10,000,000   STARBIRD FUNDING CORPORATION##                                      1.35     12/02/2008        9,999,625
   9,000,000   STARBIRD FUNDING CORPORATION##                                      2.00     12/08/2008        8,996,500
  11,000,000   STARBIRD FUNDING CORPORATION##                                      3.80     12/29/2008       10,967,489
   6,000,000   SURREY FUNDING CORPORATION##                                        4.50     01/27/2009        5,957,250
   6,250,000   SURREY FUNDING CORPORATION##                                        4.50     01/28/2009        6,204,688
   2,900,000   SWEDBANK AB##                                                       3.02     12/09/2008        2,898,054
  12,800,000   THAMES ASSET GLOBAL SECURITIZATION##                                1.85     02/25/2009       12,743,431
  18,806,000   THAMES ASSET GLOBAL SECURITIZATION##                                2.00     02/25/2009       18,716,149
   7,500,000   THAMES ASSET GLOBAL SECURITIZATION##                                2.20     03/16/2009        7,451,875
   2,500,000   TICONDEROGA FUNDING LLC##                                           1.50     01/09/2009        2,495,938
   8,500,000   TOYOTA MOTOR CREDIT CORPORATION##                                   2.30     03/03/2009        8,450,036
   2,000,000   TULIP FUNDING CORPORATION##                                         1.70     02/17/2009        1,992,633
  23,000,000   VERSAILLES CDS LLC##                                                2.25     12/01/2008       23,000,000
  20,000,000   VICTORIA FINANCE LLC+/-++####(a)(i)                                 4.82     01/16/2009       13,400,000
TOTAL COMMERCIAL PAPER (COST $991,367,756)                                                                  991,367,756
                                                                                                         --------------
CORPORATE BONDS & NOTES: 11.41%
   1,470,000   ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/- ss                 5.00     11/15/2029        1,470,000
  27,500,000   BANK OF IRELAND+/-++                                                4.32     10/02/2009       27,500,000
  19,000,000   BES FINANCE LIMITED+/-++                                            2.91     03/02/2009       19,000,000
  23,000,000   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE+/-++        2.36     09/10/2009       23,000,000
  20,000,000   COMMONWEALTH BANK AUSTRALIA+/-++                                    3.31     03/24/2009       20,000,000
  31,000,000   FLORIDA HURRICANE CATASTROPHE+/-                                    1.64     12/12/2008       31,000,000
   1,000,000   GBG LLC CUSTODY RECEIPTS+/- ss                                      4.00     09/01/2027        1,000,000
  14,000,000   HSBC USA INCORPORATED+/-                                            5.22     10/15/2009       14,000,000
  24,000,000   INTESA BANK (IRELAND) PLC+/-++                                      3.28     03/25/2009       24,000,000
  18,000,000   IRISH LIFE & PERMANENT PLC+/-++                                     3.78     03/20/2009       18,000,000
   2,000,000   LTF REAL ESTATE VRDN I LLC+/- ss                                    2.50     06/01/2033        2,000,000
  10,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                    2.02     01/06/2009       10,000,000
  37,500,000   RABOBANK NEDERLAND NV+/-++                                          2.58     10/09/2009       37,500,000
   7,000,000   ROYAL BANK OF CANADA+/-++                                           2.45     10/15/2009        7,000,000
  15,000,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                               3.22     10/09/2009       15,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET TRUST

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
CORPORATE BONDS & NOTES (continued)
$  8,000,000   SVENSKA HANDELSBANKEN AB+/-++                                       3.89%    08/25/2009   $    8,000,000
TOTAL CORPORATE BONDS & NOTES (COST $258,470,000)                                                           258,470,000
                                                                                                         --------------

   SHARES
------------
MUNICIPAL BONDS & NOTES: 2.05%
   2,100,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C7 (WATER
                  REVENUE LOC, FSA INSURED)+/- ss                                  3.00     05/01/2022        2,100,000
   6,350,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CL I
                  SERIES A-2 (HOUSING REVENUE, DEXIA INSURED)+/- ss                5.55     05/01/2038        6,350,000
   5,995,000   COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                  PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/- ss               4.75     05/01/2049        5,995,000
   3,500,000   HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/- ss                           2.30     05/15/2034        3,500,000
  12,445,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                  BANK OF AMERICA NA LOC)+/- ss                                    1.50     11/01/2028       12,444,430
   3,965,000   NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)
                  +/- ss                                                           6.00     11/01/2037        3,965,000
   8,000,000   NEW YORK STATE DORMITORY AUTHORITY REVENUE MENTAL HEALTH
                  FACILITIES IMPROVEMENT (OTHER REVENUE, DEXIA INSURED)+/-
                  ss                                                               7.00     02/15/2021        8,000,000
   4,000,000   OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA)+/- ss                                    5.00     09/01/2039        4,000,000
                                                                                                         --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $46,354,430)                                                             46,354,430
                                                                                                         --------------


  PRINCIPAL
------------
EXTENDABLE BONDS: 2.61%
   7,000,000   IBM INTERNATIONAL GROUP CAPITAL+/-++                                2.39     09/25/2009        7,000,000
  10,000,000   IRISH LIFE & PERMANENT PLC                                          3.78     03/20/2009       10,000,000
  12,000,000   MERRILL LYNCH & COMPANY+/-                                          1.62     03/18/2009       12,000,000
  30,000,000   MERRILL LYNCH & COMPANY+/-                                          3.42     03/24/2009       30,000,000
TOTAL EXTENDABLE BONDS (COST $59,000,000)                                                                    59,000,000
                                                                                                         --------------
MEDIUM TERM NOTES: 1.44%
  22,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             1.79     10/09/2009       22,500,000
  10,000,000   ING USA GLOBAL FUNDING TRUST+/-(i)                                  3.51     10/19/2009       10,000,000
TOTAL MEDIUM TERM NOTES (COST $32,500,000)                                                                   32,500,000
                                                                                                         --------------
SECURED MASTER NOTE AGREEMENT: 4.22%
  48,006,000   BANK OF AMERICA SECURITIES LLC+/-++                                 0.88     09/09/2034       48,006,000
  47,620,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-++                          0.88     09/09/2049       47,620,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $95,626,000)                                                       95,626,000
                                                                                                         --------------
TIME DEPOSITS: 13.02%
  21,000,000   BANK OF AMERICA                                                     0.30     12/01/2008       21,000,000
  17,000,000   BANK OF IRELAND                                                     1.25     12/01/2008       17,000,000
  39,000,000   BANK OF NOVA SCOTIA                                                 0.40     12/01/2008       39,000,000
  17,000,000   BNP PARIBAS PARIS                                                   1.00     12/01/2008       17,000,000
  19,000,000   CALYON GRAND CAYMAN                                                 0.88     12/01/2008       19,000,000
  26,000,000   DEXIA CREDIT  LOCAL DE FRANCE                                       1.70     12/01/2008       26,000,000
  26,000,000   FORTIS BANK GRAND CAYMAN                                            1.05     12/01/2008       26,000,000
  39,000,000   KBC BANK NV BRUSSELS                                                1.10     12/01/2008       39,000,000
  39,000,000   LLOYDS TSB  BANK PLC LONDON                                         0.90     12/01/2008       39,000,000
  17,000,000   NATEXIS BANQUES POPULAIR                                            1.00     12/01/2008       17,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

MONEY MARKET TRUST

                                                                                 INTEREST    MATURITY
  PRINCIPAL    SECURITY NAME                                                       RATE        DATE           VALUE
------------   ---------------------------------------------------------------   --------   ----------   --------------
TIMES DEPOSITS (CONTINUED)
$ 35,000,000   SOCIETE GENERALE CAYMAN                                             0.75%    12/01/2008   $   35,000,000
TOTAL TIME DEPOSITS (COST $295,000,000)                                                                     295,000,000
                                                                                                         --------------
REPURCHASE AGREEMENTS: 12.81%
 100,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,002,333)                         0.28     12/01/2008      100,000,000
  67,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $67,002,513)               0.45     12/01/2008       67,000,000
  48,208,495   CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $48,209,700)               0.30     12/01/2008       48,208,495
  48,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $48,001,600)                          0.40     12/01/2008       48,000,000
  18,000,000   MERRILL PIERCE FENNER & SMITH - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $18,001,275)               0.85     12/01/2008       18,000,000
   9,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $9,009,938)                1.25     12/01/2008        9,000,000
TOTAL REPURCHASE AGREEMENTS (COST $290,208,495)                                                             290,208,495
                                                                                                         --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,267,126,681)*                                               100.08%                          $2,267,126,681
OTHER ASSETS AND LIABILITIES, NET                                        (0.08)                              (1,866,708)
                                                                        ------                           --------------
TOTAL NET ASSETS                                                        100.00%                          $2,265,259,973
                                                                        ------                           --------------

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                                   INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
-----------   ------------------------------------------------------------------   --------   -------------   ------------
COMMERCIAL PAPER: 3.69%
$   850,000   AMERICAN MUNICIPAL POWER OHIO                                          1.68%      12/01/2008    $    850,000
  1,000,000   BOSTON WATER AND SEWER                                                 1.15       03/04/2009       1,000,000
  1,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                              1.00       03/23/2009       1,000,000
  1,000,000   ILLINOIS FINANCE AUTHORITY                                             1.75       01/06/2009       1,000,000
  1,250,000   MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY                2.50       12/10/2008       1,250,000
  2,650,000   METROPOLITAN TRANSPORTATION AUTHORITY                                  1.35       12/02/2008       2,650,000
  1,000,000   ROCHESTER MN HEALTH CARE                                               1.00       02/12/2009       1,000,000
  3,000,000   ROCHESTER MN HEALTH CARE                                               1.00       02/12/2009       3,000,000
TOTAL COMMERCIAL PAPER (COST $11,750,000)                                                                       11,750,000
                                                                                                              ------------
MUNICIPAL BONDS & NOTES: 89.75%
ARIZONA: 0.49%
    900,000   ARIZONA HOUSING FINANCE AUTHORITY SERIES C (HOUSING REVENUE,
                 FHLMC INSURED) ss +/-                                               2.65       04/13/2009         900,000
    670,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                 INSURED) ss +/-                                                     1.00       04/15/2030         670,000
                                                                                                                 1,570,000
                                                                                                              ------------
CALIFORNIA: 1.65%
  3,000,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC) ss +/-                     0.35       05/01/2034       3,000,000
    250,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB 477 (OTHER
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                            0.92       12/01/2024         250,000
  2,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)
                 ss +/-                                                              1.60       07/01/2019       2,000,000
                                                                                                                 5,250,000
                                                                                                              ------------
COLORADO: 1.91%
  1,535,000   AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US
                 BANK NA LOC) ss +/-                                                 1.03       12/01/2028       1,535,000
  2,000,000   DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT (IDR, US
                 BANK NA LOC) ss +/-                                                 1.12       07/01/2029       2,000,000
  1,905,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
                 ss +/-                                                              2.50       01/01/2025       1,905,000
    650,000   SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE
                 NATIONALE PARIS LOC) ss +/-                                         1.08       12/01/2030         650,000
                                                                                                                 6,090,000
                                                                                                              ------------
DISTRICT OF COLUMBIA: 2.95%
  2,390,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER
                 REVENUE, FGIC INSURED) ss +/-                                       0.88       12/01/2034       2,390,000
  7,000,000   DISTRICT OF COLUMBIA SERIES C (PROPERTY TAX REVENUE, DEXIA
                 CREDIT LOCAL DE FRANCE LOC) ss +/-                                  1.50       06/01/2027       7,000,000
                                                                                                                 9,390,000
                                                                                                              ------------
FLORIDA: 5.07%
  1,490,000   BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HEALTH
                 FACILITIES FINANCING AUTHORITY REVENUE, WACHOVIA BANK LOC)
                 ss +/-                                                              1.15       08/01/2031       1,490,000
    550,000   CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A
                 (OTHER REVENUE, FNMA INSURED) ss +/-                                1.00       04/15/2036         550,000
  2,000,000   FLORIDA HFA (MFHR, FHLMC INSURED) ss +/-                               0.96       12/01/2013       2,000,000
    320,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                 (HCFR, WACHOVIA BANK LOC) ss +/-                                    1.35       12/01/2014         320,000
    600,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C (LEASE
                 REVENUE, MBIA INSURED) ss +/-                                       1.85       07/01/2030         600,000
  2,405,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                 BANK OF AMERICA NA LOC) ss +/-                                      0.97       05/01/2027       2,405,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                                   INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
-----------   ------------------------------------------------------------------   --------   -------------   ------------
FLORIDA (continued)
$ 1,070,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO REGIONAL
                 HEALTH CARE SERIES A2 (HEALTHCARE FACILITIES REVENUE, FIRST
                 SECURITY BANK LOC) ss +/-                                           4.00%      10/01/2041    $  1,070,000
  1,295,000   ORANGE COUNTY FL SCHOOL BOARD COP SERIES A PREREFUNDED (GO -
                 SCHOOL DISTRICTS, MBIA INSURED) ss                                  5.25       08/01/2009       1,338,045
  1,165,000   PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                 UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-          1.05       05/01/2025       1,165,000
  2,600,000   SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
                 (OTHER REVENUE, WACHOVIA BANK LOC) ss +/-                           1.10       10/01/2041       2,600,000
  2,610,000   SARASOTA COUNTY FL PUBLIC HOSPITAL DISTRICT SARASOTA MEMORIAL
                 HOSPITAL A (HEALTHCARE FACILITIES REVENUE, NORTHERN TRUST
                 CORPORATION LOC) ss +/-                                             1.05       07/01/2037       2,610,000
                                                                                                                16,148,045
                                                                                                              ------------
GEORGIA: 3.31%
  4,700,000   COBB COUNTY GA (PROPERTY TAX REVENUE)                                  2.25       12/31/2008       4,702,667
  1,340,000   DEKALB COUNTY NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE
                 STUDENT I (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)
                 ss +/-                                                              1.20       06/01/2035       1,340,000
  1,335,000   FULTON COUNTY GA FACILITIES CORPORATION (OTHER REVENUE, FIRST
                 SECURITY BANK LOC) ss +/-                                           1.45       11/01/2019       1,335,000
  2,325,000   FULTON COUNTY GA RESIDENTIAL CARE FACILITIES FIRST MORTGAGE
                 LENBROOK PROJECT C (HOSPITAL REVENUE, BANK OF SCOTLAND LOC)
                 ss +/-                                                              0.85       07/01/2017       2,325,000
    665,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR
                 LIVING FACILITIES LANIER VILLAGE SERIES B (HEALTHCARE
                 FACILITIES REVENUE, BANK OF AMERICA NA LOC) ss +/-                  1.80       11/15/2033         665,000
    195,000   HEARD COUNTY GA DEVELOPMENT AUTHORITY OWER WANSLEY (OTHER
                 REVENUE) ss +/-                                                     1.15       09/01/2029         195,000
                                                                                                                10,562,667
                                                                                                              ------------
HAWAII: 0.06%
    200,000   HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI
                  KAU (MULTI-FAMILY HOUSING REVENUE) ss +/-                          0.95       12/01/2041         200,000
                                                                                                              ------------
IDAHO: 0.83%
  2,615,000   IDAHO STATE TAX ANTICIPATION NOTES (PROPERTY TAX REVENUE)              3.00       06/30/2009       2,634,009
                                                                                                              ------------
ILLINOIS: 4.61%
  2,755,000   CHANNAHON IL MORRIS HOSPITAL SERIES A (HCFR, US BANK NA LOC)
                 ss +/-                                                              0.90       12/01/2023       2,755,000
  3,160,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                            0.88       01/01/2033       3,160,000
    300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                 (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC) ss +/-            0.85       10/01/2031         300,000
  1,500,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY ROOSEVELT UNIVERSITY
                 PROJECT (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK
                 LOC) ss +/-                                                         0.85       04/01/2025       1,500,000
  2,515,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY
                 PROJECT (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)
                 ss +/-                                                              0.90       03/01/2028       2,515,000
    375,000   ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES B (OTHER
                 REVENUE, NORTHERN TRUST CORPORATION LOC) ss +/-                     2.00       04/01/2038         375,000
    500,000   ILLINOIS FINANCE AUTHORITY LAKE COUNTY FAMILY YMCA (OTHER
                 REVENUE) ss +/-                                                     1.55       11/01/2037         500,000
    500,000   ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC) ss +/-            0.95       10/01/2033         500,000
  1,800,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                 INSURED) ss +/-                                                     1.48       11/01/2012       1,800,000
  1,300,000   ILLINOIS STATE SERIES G (GO STATES, TERRITORIES) ss +/-                1.53       05/01/2012       1,300,000
                                                                                                                14,705,000
                                                                                                              ------------
INDIANA: 3.32%
  4,790,000   INDIANA ADVANCE FUNDING PROGRAM NOTES SERIES A (OTHER REVENUE)         3.00       01/30/2009       4,796,937

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                                   INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
-----------   ------------------------------------------------------------------   --------   -------------   ------------
INDIANA (continued)
$ 3,000,000   INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY
                 CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
                 TRUST) ss +/-                                                       0.70%      02/15/2030    $  3,000,000
  1,275,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                 SERIES A (HCFR, US BANK NA LOC) ss +/-                              1.23       10/01/2032       1,275,000
  1,500,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
                 MARY PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK ONE INDIANA
                 NA LOC) ss +/-                                                      1.40       02/15/2026       1,500,000
                                                                                                                10,571,937
                                                                                                              ------------
IOWA: 1.69%
  3,260,000   HILLS IA MERCY HOSPITAL PROJECT (HEALTHCARE FACILITIES
                 REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                          1.23       08/01/2035       3,260,000
    535,000   IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
                 (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)
                 ss +/-                                                              1.23       03/01/2036         535,000
  1,285,000   IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT
                 A (HOUSING REVENUE, CITIBANK NA LOC) ss +/-                         1.19       06/01/2039       1,285,000
    300,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE
                 PROJECT (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST
                 CORPORATION LOC) ss +/-                                             1.23       05/01/2029         300,000
                                                                                                                 5,380,000
                                                                                                              ------------
KENTUCKY: 1.16%
  2,400,000   JEFFERSON COUNTY KY INDUSTRIAL DEVELOPMENT (INDUSTRIAL
                 DEVELOPMENT REVENUE, UBS AG LOC) ss +/-                             1.07       08/01/2021       2,400,000
  1,275,000   KENTUCKY ASSET LIABILITY COMMISSION TRAN SERIES A (OTHER
                 REVENUE)                                                            3.00       06/25/2009       1,283,626
                                                                                                                 3,683,626
                                                                                                              ------------
LOUISIANA: 1.92%
  1,110,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)
                 ss +/-                                                              1.08       09/01/2033       1,110,000
  5,000,000   LOUISIANA STATE GAS & FUELS TAX CLASS A (SALES TAX REVENUE,
                 FIRST SECURITY BANK LOC) ss +/-                                     1.42       05/01/2035       5,000,000
                                                                                                                 6,110,000
                                                                                                              ------------
MASSACHUSETTS: 0.50%
  1,600,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM
                 BROWN & NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE
                 BANK LOC) ss +/-                                                    1.10       06/01/2036       1,600,000
                                                                                                              ------------
MICHIGAN: 4.43%
  4,660,000   MICHIGAN MUNICIPAL BOND AUTHORITY SERIES A-2 (OTHER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)                                   3.00       08/20/2009       4,702,749
  1,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY
                 HOSPITAL SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)
                 ss +/-                                                              1.02       01/01/2034       1,000,000
  8,400,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                 SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC) ss +/-            0.80       10/15/2030       8,400,000
                                                                                                                14,102,749
                                                                                                              ------------
MINNESOTA: 9.92%
    930,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                 REVENUE, FNMA INSURED) ss +/-                                       1.00       11/15/2033         930,000
  3,945,000   ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN
                 HOMES SERIES A UNITED STATES BANK INSURED (HCFR, US BANK NA
                 LOC) ss +/-                                                         1.05       09/01/2029       3,945,000
    805,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                 LOC) ss +/-                                                         1.05       09/01/2029         805,000
    100,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)
                 ss +/-                                                              1.00       07/15/2030         100,000
 10,790,000   FARMINGTON MN INDEPENDENT SCHOOL DISTRICT NUMBER 192 (OTHER
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                            0.75       02/01/2026      10,790,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                                   INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE         DATE            VALUE
-----------   ------------------------------------------------------------------   --------   -------------   ------------
MINNESOTA (continued)
$   135,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                 (HOUSING REVENUE, FNMA INSURED) ss +/-                              1.00%      05/15/2035    $    135,000
  8,600,000   MINNEAPOLIS & SAINT PAUL MN HOUSING & RDA SERIES B1
                 (HEALTHCARE FACILITIES REVENUE, BANK OF NEW YORK LOC) ss
                 +/-                                                                 0.65       11/15/2034       8,600,000
    915,000   MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE FACILITY ESSENTIAL C4 (HCFR, GUARANTEE AGREEMENT)
                 ss +/-                                                              1.30       02/15/2030         915,000
  3,040,000   ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE &
                 UNIVERSITY REVENUE) ss +/-                                          1.03       07/01/2036       3,040,000
    450,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                          1.23       05/01/2022         450,000
  1,900,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY
                 REVENUE, GENERAL OBLIGATION OF UNIVERSITY) ss +/-                   0.60       08/15/2031       1,900,000
                                                                                                                31,610,000
                                                                                                              ------------
MISSOURI: 1.85%
    810,000   INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                 INSURED) ss +/-                                                     1.06       08/01/2035         810,000
    250,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                 (OTHER REVENUE LOC) ss +/-                                          1.20       04/01/2027         250,000
  2,495,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                 (COLLEGE & UNIVERSITY REVENUE LOC) ss +/-                           1.20       04/01/2027       2,495,000
    330,000   MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT
                 (HCFR, BANK OF AMERICA NA LOC) ss +/-                               1.23       10/01/2033         330,000
  2,000,000   SAINT LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MULTI-FAMILY
                 HOUSING REVENUE, FNMA INSURED) ss +/-                               1.03       03/15/2034       2,000,000
                                                                                                                 5,885,000
                                                                                                              ------------
NEVADA: 1.19%
    595,000   CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE
                 FOUNDATION PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)
                 ss +/-                                                              1.53       01/01/2037         595,000
  1,705,000   LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW
                 YORK LOC) ss +/-                                                    1.03       10/01/2035       1,705,000
  1,480,000   TRUCKEE MEADOWS NV WATER AUTHORITY SERIES 1879 (WATER
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                            3.50       07/01/2014       1,480,000
                                                                                                                 3,780,000
                                                                                                              ------------
NEW HAMPSHIRE: 0.91%
    620,000   NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA
                 REVENUE, ALLIED IRISH BANK PLC LOC) ss +/-                          1.04       01/01/2037         620,000
  1,940,000   NEW HAMPSHIRE HEFA HEALTH CARE SERIES A (OTHER REVENUE,
                 JPMORGAN CHASE BANK LOC) ss +/-                                     1.10       01/01/2030       1,940,000
    330,000   NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY
                 HEALTH SYSTEM (HOUSING REVENUE, TD BANKNORTH NA) ss +/-             1.10       10/01/2043         330,000
                                                                                                                 2,890,000
                                                                                                              ------------
NEW JERSEY: 0.31%
    990,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4036
                 (TRANSPORTATION REVENUE, AMBAC INSURED) ss +/-                      1.14       01/01/2025         990,000
                                                                                                              ------------
NEW MEXICO: 0.60%
    800,000   NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER
                 REVENUE, UBS AG LOC) ss +/-                                         0.95       12/15/2026         800,000
  1,120,000   UNIVERSITY OF NEW MEXICO SERIES 2498 (COLLEGE & UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC) ss +/-                            1.78       06/01/2015       1,120,000
                                                                                                                 1,920,000
                                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                                   INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
-----------   ------------------------------------------------------------------   --------   -------------   ------------
NEW YORK: 5.35%
$ 1,435,000   NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY
                 (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC) ss +/-++          1.62%      11/15/2030    $  1,435,000
  1,100,000   NEW YORK TSASC INCORPORATED SERIES 1 (OTHER REVENUE) ss                6.25       07/15/2009       1,141,129
  1,275,000   TOBACCO SETTLEMENT FINANCING CORPORATION NEW YORK SERIES 4508
                 (OTHER REVENUE, AMBAC INSURED) ss +/-                               1.35       06/01/2021       1,275,000
 13,200,000   TROY NY IDA SERIES D (COLLEGE & UNIVERSITY REVENUE, NORTHERN
                 TRUST CORPORATION LOC) ss +/-                                       0.40       09/01/2042      13,200,000
                                                                                                                17,051,129
                                                                                                              ------------
NORTH CAROLINA: 1.73%
  5,500,000   NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT
                 FINANCING PROJECT (HEALTHCARE FACILITIES REVENUE, KBC BANK NV
                 LOC) ss +/-                                                         0.85       12/01/2025       5,500,000
                                                                                                              ------------
OHIO: 2.41%
  1,200,000   DAYTON OH AIR FREIGHT (INDUSTRIAL DEVELOPMENT REVENUE)                 6.05       10/01/2009       1,201,845
  1,200,000   DAYTON OH AIR FREIGHT SERIES C (INDUSTRIAL DEVELOPMENT
                 REVENUE)                                                            6.05       10/01/2009       1,201,845
  2,335,000   FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
                 (HFFA REVENUE, BANK OF AMERICA NA LOC) ss +/-                       0.89       03/01/2036       2,335,000
  1,895,000   HAMILTON OH AFFORDABLE HOUSING SERIES B (HOUSING REVENUE,
                 FHLB INSURED) ss +/-                                                1.01       01/01/2035       1,895,000
  1,055,000   INDEPENDENCE OH ECONOMIC DEVELOPMENT SERIES 2001 (IDR, US
                 BANK NA LOC) ss +/-                                                 1.17       12/01/2016       1,055,000
                                                                                                                 7,688,690
                                                                                                              ------------
OREGON: 0.25%
    800,000   OREGON STATE SERIES A (PROPERTY TAX REVENUE)                           3.00       06/30/2009         805,908
                                                                                                              ------------
PENNSYLVANIA: 4.93%
  5,000,000   DAUPHIN COUNTY PA GENERAL AUTHORITY SCHOOL DISTRICT POOLED
                 FINANCING PROGRAM II (OTHER REVENUE, BANK OF NOVA SCOTIA)
                 ss +/-                                                              1.00       09/01/2032       5,000,000
  1,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE,
                 AMBAC INSURED) ss +/-                                               0.99       10/01/2025       1,000,000
    450,000   PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)
                 ss +/-                                                              1.03       07/01/2034         450,000
  3,425,000   PENNSYLVANIA STATE HEFAR SERIES B (COLLEGE & UNIVERSITY
                 REVENUE LOC) ss +/-                                                 1.18       06/01/2035       3,425,000
    830,000   PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
                 (OTHER REVENUE LOC) ss +/-                                          1.05       11/01/2036         830,000
  5,000,000   SOUTHEASTERN PA TRANSPORTATION AUTHORITY (TRANSPORTATION
                 REVENUE, PNC BANK NA) ss +/-                                        0.78       03/01/2022       5,000,000
                                                                                                                15,705,000
                                                                                                              ------------
SOUTH DAKOTA: 2.07%
    100,000   LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (INDUSTRIAL
                 DEVELOPMENT REVENUE LOC) ss +/-                                     0.80       07/01/2032         100,000
  6,495,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MULTI-FAMILY
                 HOUSING REVENUE, FNMA INSURED) ss +/-                               1.08       02/15/2031       6,495,000
                                                                                                                 6,595,000
                                                                                                              ------------
TENNESSEE: 3.46%
  1,900,000   CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD (IDR, AMBAC
                 INSURED) ss +/-                                                     0.50       10/01/2027       1,900,000
  9,135,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
                 ALLIED IRISH BANK PLC LOC) ss +/-                                   0.90       06/01/2032       9,135,000
                                                                                                                11,035,000
                                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                                   INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
-----------   ------------------------------------------------------------------   --------   -------------   ------------
TEXAS: 15.63%
$ 6,260,000   AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC) ss +/-                                                  2.75%      11/15/2029    $  6,260,000
  2,260,000   AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE
                 FRANCE LOC) ss +/-                                                  3.50       11/15/2029       2,260,000
  1,000,000   DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER
                 REVENUE, PERMANENT SCHOOL FUND GUARANTEED) ss +/-                   0.88       02/15/2038       1,000,000
  8,400,000   GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 GOOD SHEPHERD SERIES C (HEALTHCARE FACILITIES REVENUE, RADIAN
                 INSURED) ss +/-                                                     1.80       10/01/2029       8,400,000
    200,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                 CORPORATION HERMAN HEALTH SERIES D2 (HEALTHCARE FACILITIES
                 REVENUE, AIB GROUP) ss +/-                                          1.00       06/01/2029         200,000
    300,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                 CORPORATION HERMANN HEALTH SERIES D1 (HEALTHCARE FACILITIES
                 REVENUE, JPMORGAN CHASE BANK LOC) ss +/-                            1.00       06/01/2029         300,000
 11,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 BAYLOR SERIES A2 (COLLEGE AND UNIVERSITY REVENUE, AMBAC
                 INSURED) ss +/-                                                     0.90       11/15/2047      11,000,000
    695,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 CHRISTUS HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA
                 INSURED) ss                                                         5.38       07/01/2009         716,367
  1,000,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 CHRISTUS HEALTH SERIES A (HEALTHCARE FACILITIES REVENUE, MBIA
                 INSURED) ss                                                         5.38       07/01/2009       1,030,358
    500,000   HARRIS COUNTY TX TRAN (PROPERTY TAX REVENUE)                           3.00       02/26/2009         501,699
  1,100,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                 SOCIETE GENERALE LOC) ss +/-                                        1.04       11/15/2029       1,100,000
  2,495,000   HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, MBIA
                 INSURED) ss +/-                                                     2.07       12/01/2023       2,495,000
  2,000,000   KATY TX INDEPENDENT SCHOOL DISTRICT SERIES D220 (PROPERTY TAX
                 REVENUE, WACHOVIA BANK LOC) ss +/-                                  1.40       02/15/2028       2,000,000
  4,105,000   MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION CROW CEMENT
                 COMPANY PROJECT (IDR, UBC AG LOC) ss +/-                            0.80       12/01/2009       4,105,000
  2,800,000   NORTH TEXAS TOLLWAY AUTHORITY (TOLL ROAD REVENUE, FIRST
                 SECURITY BANK LOC) ss +/-                                           0.50       01/01/2035       2,800,000
  2,400,000   PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR, GUARANTEE
                 AGREEMENT) ss +/-                                                   1.75       04/01/2027       2,400,000
  3,220,000   TEXAS STATE TRAN (GO - STATES, TERRITORIES)                            3.00       08/28/2009       3,246,949
                                                                                                                49,815,373
                                                                                                              ------------
VIRGINIA: 0.03%
    110,000   VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY
                  SERIES A (OTHER REVENUE) ss +/-                                    1.08       07/01/2037         110,000
                                                                                                              ------------
WASHINGTON: 0.53%
    420,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA LOC)
                 ss +/-                                                              1.00       12/01/2021         420,000
    245,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                 FHLMC INSURED) ss +/-                                               0.95       07/01/2035         245,000
  1,000,000   WASHINGTON STATE SERIES R-A (OTHER REVENUE, FIRST SECURITY
                 BANK LOC)                                                           5.50       09/01/2009       1,028,762
                                                                                                                 1,693,762
                                                                                                              ------------
WEST VIRGINIA: 1.25%
  4,000,000   WEST VIRGINIA STATE PARKWAYS ECONOMIC DEVELOPMENT & TOURISM
                 AUTHORITY (OTHER REVENUE, GENERAL OBLIGATION OF AUTHORITY)
                 ss +/-                                                              5.60       04/15/2019       4,000,000
                                                                                                              ------------
WISCONSIN: 2.59%
  4,505,000   WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE
                 (COLLEGE AND UNIVERSITY REVENUE, XL CAPITAL ASSURANCE COMPANY
                 INSURED) ss +/-                                                     1.30       06/01/2037       4,505,000
  3,750,000   WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
                 (OTHER REVENUE, KBC BANK NV LOC) ss +/-                             1.05       03/01/2038       3,750,000
                                                                                                                 8,255,000
                                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                        PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2008 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

                                                                                   INTEREST     MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE         DATE           VALUE
-----------   ------------------------------------------------------------------   --------   -------------   ------------
WYOMING: 0.84%
$  2,675,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                 (PCR, BARCLAYS BANK PLC LOC) ss +/-                                 0.84%      07/01/2015    $  2,675,000
                                                                                                              ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $286,002,895)                                                              286,002,895
                                                                                                              ------------
REPURCHASE AGREEMENTS: 6.27%
  20,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $20,000,417)                  0.25       12/01/2008      20,000,000
                                                                                                              ------------
TOTAL REPURCHASE AGREEMENTS (COST $20,000,000)                                                                  20,000,000
                                                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $317,752,895)*                                                    99.71%                             $317,752,895
OTHER ASSETS AND LIABILITIES, NET                                           0.29                                   908,731
                                                                          ------                              ------------
TOTAL NET ASSETS                                                          100.00%                             $318,661,626
                                                                          ------                              ------------

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE
        EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONEY MARKET TRUSTS NOTES

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolios of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The amortized cost method is used to value portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

     Investments which are not valued using the method discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

     On October 3, 2008, the Board of Trustees of Wells Fargo Funds Trust and Wells Fargo Variable Trust (the "Board") unanimously approved the participation of the Wells Fargo Advantage Money Market Funds (the "Funds") in the initial three-month term of the U.S. Department of the Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program").

     On November 24, 2008, the Treasury announced its decision to extend the Program for the period from December 19, 2008 through April 30, 2009 (the "Extended Program"). On December 4, 2008, the Board unanimously approved the participation of each of the Funds in the Extended Program.

     Consistent with the Funds' participation in the initial three-month term, the Extended Program applies only to shareholders of record of each Fund as of September 19, 2008. Subject to certain conditions and limitations, in the event that the market-based net asset value per share of a Fund falls below $0.995 and the Fund liquidates its holdings, any shares held by an investor in the Fund as of the close of business on September 19, 2008, or held by the investor when the market-based net asset value per share of the Fund falls below $0.995, whichever is less, are insured against loss under the Extended Program. Shares acquired by investors after September 19, 2008 are generally not eligible for protection under the Extended Program.

     Participation in the Extended Program requires a payment to the Treasury in the amount of either 0.015% or 0.022%, depending upon the market-based net asset value of a Fund as of September 19, 2008 (the "Program Participation Payment"). The Board has determined that the Program Participation Payment is an extraordinary expense that will be borne by each Fund without regard to the expense cap currently in effect for such Fund. The Program Participation Payment is borne by the current assets of each Fund as a whole, notwithstanding that the Extended Program applies to only shareholders of record as of September 19, 2008, as described above.

     The Secretary of the Treasury may extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is further extended, the Board will consider whether each Fund should continue to participate.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Funds' investments in securities:

                                                                                    TOTAL FAIR
                                                                                     VALUE AS
MONEY MARKET TRUST                       LEVEL 1       LEVEL 2        LEVEL 3       OF 11/30/08
------------------                       -------   --------------   -----------   --------------
California Tax-Free Money Market Trust      $0     $  693,979,138   $         0   $  693,979,138
Money Market Trust                           0      2,253,726,681    13,400,000    2,267,126,681
National Tax-Free Money Market Trust         0        317,752,895             0      317,752,895

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                            CALIFORNIA TAX-FREE                         NATIONAL TAX-FREE
                                             MONEY MARKET TRUST   MONEY MARKET TRUST   MONEY MARKET TRUST
                                            -------------------   ------------------   ------------------
Balance as of 2/29/2008                               $0              $17,832,000              $0
   Accrued discounts/premiums                          0                        0               0
   Realized gain (loss)                                0                        0               0
   Unrealized appreciation/(depreciation)              0               (4,432,000)              0
   Net purchases (sales)                               0                        0               0
Balance as of 11/30/2008                              $0              $13,400,000              $0

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

     For more information regarding the Fund and its holdings, please see the Funds' most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 23, 2009


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 23, 2009


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

Date: January 23, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

Date: January 23, 2009